Document and Entity Information	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 3 to FORM S-4 to update financial information from March 31, 2013 to June 30, 2013.
Document Period End Date	Jun 30, 2013
Trading Symbol	TROX
Entity Registrant Name	Tronox Ltd
Entity Central Index Key	0001530804
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net Sales	$ 525	$ 429	$ 995	$ 863	$ 1,543	$ 1,832	$ 108	$ 1,218
Cost of goods sold	475	304	913	581	1,104	1,568	83	996
Gross Margin	50	125	82	282	439	264	25	222
Selling, general and administrative expenses	41	103	92	147	152	239	5	59
Litigation/arbitration settlement					10
Provision for environmental remediation and restoration, net of reimbursements					5			47
Income (Loss) from Operations	9	22	(10)	135	302	25	20	210
Interest and debt expense	(35)	(14)	(62)	(22)	(30)	(65)	(3)	(50)
Loss on extinguishment of debt			(4)
Other income (expense)	26	(3)	32	(4)	(10)	(7)	2	(8)
Gain on bargain purchase		1,055		1,055		1,055
Reorganization income (expense)							613	(145)
Income (Loss) before Income Taxes		1,060	(44)	1,164	262	1,008	632	7
Income tax benefit (provision)	(1)	84	(2)	66	(20)	125	(1)	(2)
Income from Continuing Operations					242	1,133	631	5
Income from discontinued operations								1
Net Income	(1)	1,144	(46)	1,230	242	1,133	631	6
Income attributable to noncontrolling interest	12		24			1
Net Income (Loss) attributable to Tronox Limited	$ (13)	$ 1,144	$ (70)	$ 1,230	$ 242	$ 1,134	$ 631	$ 6
Basic -
Continuing operations	$ (0.11)	$ 13.46	$ (0.62)	$ 15.31	$ 3.22	$ 11.37	$ 15.28	$ 0.11
Discontinued operations								$ 0.03
Basic	$ (0.11)	$ 13.46	$ (0.62)	$ 15.31	$ 3.22	$ 11.37	$ 15.28	$ 0.14
Diluted -
Continuing operations	$ (0.11)	$ 13	$ (0.62)	$ 14.74	$ 3.1	$ 11.1	$ 15.25	$ 0.11
Discontinued operations								$ 0.03
Diluted	$ (0.11)	$ 13	$ (0.62)	$ 14.74	$ 3.1	$ 11.1	$ 15.25	$ 0.14
Weighted Average Shares Outstanding
Basic	113,390	84,528	113,354	79,960	74,905	98,985	41,311	41,232
Diluted	113,390	87,535	113,354	83,021	78,095	101,406	41,399	41,383

CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net Income (Loss):
Net Income	$ (1)	$ 1,144	$ (46)	$ 1,230	$ 242	$ 1,133	$ 631	$ 6
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	26	(201)	33	(6)	10	1	(10)
Retirement and postretirement plan:
Actuarial gains (losses), net of taxes					(51)	(48)		(19)
Amortization of actuarial gains(loss), net of taxes	(1)				(51)	(48)		3
Prior service credit, net of taxes								12
Amortization of prior service cost, net of taxes							(1)	(14)
Termination of nonqualified benefits restoration plan, net of taxes								5
Other comprehensive income (loss)	(83)	26	(201)	33	(57)	(38)		(23)
Total Comprehensive Income (Loss)	(84)	1,170	(247)	1,263	185	1,095	631	(17)
Comprehensive income (loss) attributable to noncontrolling interest:
Net income (loss)	12		24			1
Foreign currency translation adjustments	(23)	10	(51)	10		(1)
Comprehensive income (loss) attributable to noncontrolling interest	(11)	10	(27)	10
Comprehensive income (loss) attributable to Tronox Limited	$ (73)	$ 1,160	$ (220)	$ 1,253	$ 185	$ 1,095	$ 631	$ (17)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Class A common stock [Member]	Dec. 31, 2012 Successor [Member] Class B common stock [Member]	Dec. 31, 2011 Successor [Member] Class B common stock [Member]
Current Assets
Cash and cash equivalents	$ 1,389	$ 716			$ 716	$ 154
Accounts receivable, net of allowance for doubtful accounts	425	391			391	278
Inventories	749	914			914	311
Prepaid and other assets	37	38			38	22
Deferred income taxes	54	114			114	4
Total Current Assets	2,654	2,173			2,173	769
Noncurrent Assets
Property, plant and equipment, net	1,309	1,423			1,423	504
Mineral leaseholds, net	1,321	1,439			1,439	38
Intangible assets, net	313	326			326	325
Long-term deferred tax assets	170	91			91	9
Other long-term assets	80	59			59	12
Total Assets	5,847	5,511			5,511	1,657
Accounts payable:
Accounts payable	129	189			189	127
Related party						74
Accrued liabilities	180	209			209	46
Short-term Debt		30			30
Long-term debt due within one year	18	10			10	6
Income taxes payable	8	24			24	28
Current deferred income taxes	1	5			5
Total Current Liabilities	336	467			467	281
Noncurrent Liabilities
Long-term debt	2,390	1,605			1,605	421
Pension and postretirement healthcare benefits	177	176			176	142
Asset retirement obligations	96	106			106	29
Deferred income taxes	209	222			222	19
Other	49	53			53	13
Total Noncurrent Liabilities					2,162	624
Total Liabilities	3,257	2,629			2,629	905
Contingencies and Commitments
Shareholders' Equity
Common stock, value			1	1			1
Capital in excess of par value	1,441	1,429			1,429	579
Retained earnings	1,187	1,314			1,314	242
Accumulated other comprehensive loss	(245)	(95)			(95)	(57)
Tronox Incorporated treasury shares, at cost - 472,565 shares at December 31, 2011(1)						(12)
Total Shareholders' Equity	2,384	2,649			2,649	752
Noncontrolling interest	206	233			233
Total Equity	2,590	2,882	1	1	2,882	752	1
Total Liabilities and Equity	$ 5,847	$ 5,511			$ 5,511	$ 1,657

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Class A common stock [Member]	Dec. 31, 2012 Successor [Member] Class B common stock [Member]
Net of allowance for doubtful accounts receivable					$ 1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized					100,000,000
Common stock, shares issued	64,307,964	63,413,288	51,154,280	51,154,280	77,034,015	63,413,288	51,154,280
Common stock, shares outstanding	62,301,528	62,103,989	51,154,280	51,154,280	75,383,455	62,103,989	51,154,280
Treasury stock, shares issued					472,565

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash Flows from Operating Activities
Net Income	$ (46)	$ 1,230	$ 242	$ 1,133	$ 631	$ 6
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	146	53	79	211	4	50
Deferred income taxes	(6)	(85)	4	(162)	1	(5)
Share-based compensation expense	11	27	14	31		1
Amortization of debt issuance costs and discount on debt			1	10		9
Amortization of debt issuance costs	4	6
Loss on extinguishment of debt	4
Pension and postretirement healthcare benefit (income) expense, net	4	2	4	5		(11)
Gain on bargain purchase		(1,055)		(1,055)
Provision for environmental remediation and restoration, net of reimbursements						(49)
Other noncash items affecting net income	(2)	60	(7)	201		5
Reorganization items					(954)	(37)
Contributions to employee pension and postretirement plans			(8)	(31)		(7)
Changes in assets and liabilities (net of effects of acquisition):
(Increase) decrease in accounts receivable	(49)	50	(58)	83	(10)	(11)
(Increase) decrease in inventories	90	(215)	(64)	(222)	(15)	(7)
(Increase) decrease in prepaids and other assets		(1)	28	16	36	20
Increase (decrease) in accounts payable and accrued liabilities	(49)	(96)	(28)	(107)	24	100
Increase (decrease) in taxes payable	(19)	(2)	26	2		(1)
Other, net	(9)	(21)	30	3		14
Cash provided by (used in) operating activities	79	(47)	263	118	(283)	77
Cash Flows from Investing Activities
Capital expenditures	(79)	(48)	(133)	(166)	(6)	(45)
Cash paid in acquisition of minerals sands business		(1)		(1)
Cash received in acquisition of minerals sands business		115		115
Proceeds from the sale of assets			1
Cash provided by (used in) investing activities	(79)	66	(132)	(52)	(6)	(45)
Cash Flows from Financing Activities
Reductions of debt	(180)	(554)	(45)	(585)		(425)
Proceeds from borrowings	945	777	14	1,707	25	425
Debt issuance costs	(28)	(20)	(5)	(38)	(2)	(15)
Merger consideration		(193)		(193)
Class A ordinary share repurchases		(2)		(326)
Shares purchased for the Employee Participation Plan				(15)
Dividends paid	(57)			(61)
Proceeds from conversion of warrants	1		1	1
Proceeds from rights offering					185
Fees related to rights offering and other related debt costs						(17)
Cash provided by (used in) financing activities	681	8	(35)	490	208	(32)
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	5	(3)	6		(1)
Net Increase (Decrease) in Cash and Cash Equivalents	673	32	93	562	(81)	(1)
Cash and Cash Equivalents at Beginning of Period	716	154	61	154	142	143
Cash and Cash Equivalents at End of Period	1,389	186	154	716	61	142
Supplemental Cash Flow Information:
Interest paid			29	34	3	40
Net income taxes paid			$ 8	$ 26		$ 6

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Successor [Member]	Successor [Member] Parent [Member]	Successor [Member] Tronox Incorporated	Predecessor [Member]	Predecessor [Member] Parent [Member]	Class A common stock [Member]	Class A common stock [Member] Successor [Member]	Class A common stock [Member] Successor [Member] Parent [Member]	Class B common stock [Member]	Capital in Excess of par Value [Member]	Capital in Excess of par Value [Member] Successor [Member]	Capital in Excess of par Value [Member] Successor [Member] Parent [Member]	Capital in Excess of par Value [Member] Successor [Member] Tronox Incorporated	Capital in Excess of par Value [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Successor [Member]	Retained Earnings [Member] Successor [Member] Parent [Member]	Retained Earnings [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member] Parent [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Treasury Stock [Member]	Treasury Stock [Member] Successor [Member]	Treasury Stock [Member] Successor [Member] Parent [Member]	Treasury Stock [Member] Successor [Member] Tronox Incorporated	Treasury Stock [Member] Predecessor [Member]	Total Shareholders' Equity [Member]	Total Shareholders' Equity [Member] Successor [Member]	Total Shareholders' Equity [Member] Successor [Member] Parent [Member]	Total Shareholders' Equity [Member] Successor [Member] Tronox Incorporated	Non-controlling Interest [Member]	Non-controlling Interest [Member] Successor [Member]	Non-controlling Interest [Member] Successor [Member] Parent [Member]
Beginning Balance at Dec. 31, 2009					$ (613)										$ 496				$ (1,134)				$ 32					$ (7)
Net income					6
Net Income					6														6
Fresh-start reporting adjustments:
Other comprehensive income					(23)																		(23)
Ending Balance at Dec. 31, 2010					(630)														(1,128)				9
Net income	631				631
Net Income					631
Fresh-start reporting adjustments:
Other comprehensive income
Ending Balance at Jan. 31, 2011
Beginning Balance at Dec. 31, 2010		564			(630)							564			496				(1,128)				9					(7)
Net income		242															242
Net Income					631														631
Fresh-start reporting adjustments:
Elimination of predecessor shares, capital in excess of par value, and accumulated deficit					(1)										(496)				497				(9)					7
Other comprehensive income		(57)																			(57)
Shares withheld for claims		(7)																							(7)
Warrants exercised		1										1
Issuance of Tronox Limited shares					564										564
Share-based compensation		9										14													(5)
Ending Balance at Dec. 31, 2011		752			564							579			564		242				(57)				(12)	(12)
Beginning Balance at Jan. 31, 2011
Net income		242
Net Income		242
Fresh-start reporting adjustments:
Other comprehensive income		(57)
Ending Balance at Dec. 31, 2011	752	752	752								579					242				(57)				(12)		(12)			752
Fair value of noncontrolling interest on Transaction Date	233																																233
Net income	1,230
Net Income	1,230															1,230													1,230
Fresh-start reporting adjustments:
Other comprehensive income	33																			23									23				10
Merger consideration paid	(193)										(193)																		(193)
Issuance of Tronox Limited shares	1,370										1,370																		1,370
Issuance of Tronox Limited shares in share-split							1									(1)
Class A and Class B dividends declared	(32)															(32)													(32)
Tronox Limited Class A shares repurchased	(2)										(2)																		(2)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation	20										27													(7)					20
Tronox Incorporated common shares vested/cancelled											(19)													19
Ending Balance at Jun. 30, 2012	3,412						1				1,763					1,439				(34)									3,169				243
Beginning Balance at Dec. 31, 2011	752	752	752								579		579			242		242				(57)				(12)			752		752
Fair value of noncontrolling interest on Transaction Date			233																																233
Net income	1,133	1,134	(45)													1,134													1,134				(1)
Net Income		1,133	(45)
Fresh-start reporting adjustments:
Other comprehensive income		(38)	(37)																			(38)									(38)				1
Merger consideration paid			(193)										(193)																		(193)
Issuance of Tronox Limited shares			1,370										1,370																		1,370
Issuance of Tronox Limited shares in share-split									1									(1)
Class A and Class B dividends declared		(60)	(61)															(61)													(61)
Tronox Limited Class A shares repurchased			(326)										(326)																		(326)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation			5	20									5	27													(7)				5	20
Tronox Incorporated common shares vested/cancelled														(19)													19
Shares purchased for the Employee Participation Plan	(15)										(15)																		(15)
Ending Balance at Dec. 31, 2012	2,882	2,882	4,513				1	1			1,429	1,429				1,314	1,314			(95)	(95)								2,649	2,649			233	233
Net income	(70)
Net Income	(46)															(70)													(70)				24
Fresh-start reporting adjustments:
Other comprehensive income	(201)																			(150)									(150)				(51)
Class A and Class B dividends declared	(57)															(57)													(57)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation	11										11																		11
Ending Balance at Jun. 30, 2013	$ 2,590						$ 1				$ 1,441					$ 1,187				$ (245)									$ 2,384				$ 206

The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
The Company
1.	The Company

Tronox Limited, a public limited company registered under the laws of the State of Western Australia, Australia, and its subsidiaries (collectively referred to as “Tronox” or “the Company”) is a global leader in the production and marketing of high grade titanium feedstock and titanium dioxide pigment (“TiO2”). The Company’s world-class, high performance TiO2 products are critical components of everyday applications such as paint and other coatings, plastics, paper and other applications. The Company’s mineral sands business consists primarily of two product streams—titanium feedstock and zircon. Titanium feedstock is primarily used to manufacture TiO2. Zircon, a hard, glossy mineral, is used for the manufacture of ceramics, refractories, TV screen glass and a range of other industrial and chemical products. Tronox operates three TiO2 pigment production facilities at the following locations: Hamilton, Mississippi; Botlek, The Netherlands; and Kwinana, Western Australia, and operates three separate mining and beneficiation operations: KwaZulu-Natal (“KZN”) Sands and Namakwa Sands located in South Africa and Cooljarloo Sands located in Western Australia.

Tronox Limited was formed on September 21, 2011 for the purpose of the Transaction (as defined below). Prior to the completion of the Transaction, Tronox Limited was wholly-owned by Tronox Incorporated, and had no operating assets or operations. On September 25, 2011, Tronox Incorporated, a Delaware corporation formed on May 17, 2005 (“Tronox Incorporated”), entered into a definitive agreement (as amended, the “Transaction Agreement”) with Exxaro Resources Limited (“Exxaro”) and certain of its affiliated companies, to acquire 74% of Exxaro’s mineral sands operations, along with its 50% share of the Tiwest Joint Venture (the “Transaction”). On June 15, 2012, the date of the Transaction (the “Transaction Date”), the existing business of Tronox Incorporated was combined with the mineral sands business in an integrated series of transactions whereby Tronox Limited became the parent company.

On May 4, 2012, Tronox Limited registered the Class A ordinary shares (“Class A Shares”) to be issued to shareholders of Tronox Incorporated in connection with the completion of the Transaction. On the Transaction Date, Tronox Limited issued 9,950,856 Class B ordinary shares (“Class B Shares”) to Exxaro and one of its subsidiaries in consideration for the mineral sands business. Under the terms of the Transaction Agreement, Exxaro agreed that for a three-year period after the completion of the Transaction, it would not engage in any transaction or other action, that would result in its beneficial ownership of the voting shares of Tronox Limited to exceed 45% of the total issued shares of Tronox Limited. In addition, the agreement prohibits Exxaro from selling any shares in the same three-year period. At June 30, 2013, Exxaro held approximately 44.4% of the voting securities of Tronox Limited.

1. The Company

Tronox Limited, a public limited company registered under the laws of the State of Western Australia, Australia, and its subsidiaries (collectively referred to as “Tronox” or “the Company”) is a global leader in the production and marketing of titanium bearing mineral sands and titanium dioxide pigment (“TiO2”). The Company’s world-class, high performance TiO2 products are critical components of everyday applications such as paint and other coatings, plastics, paper and other applications. The Company’s mineral sands business consists primarily of two product streams—titanium feedstock and zircon. Titanium feedstock is primarily used to manufacture TiO2. Zircon, a hard, glossy mineral, is used for the manufacture of ceramics, refractories, TV glass and a range of other industrial and chemical products. Tronox has global operations in North America, Europe, South Africa and Australia. The Company operates three TiO2 facilities at the following locations: Hamilton, Mississippi, Botlek, The Netherlands, and Kwinana, Western Australia, representing approximately 465,000 tonnes of annual TiO2 production capacity. Additionally, Tronox operates three separate mining operations: KwaZulu-Natal (“KZN”) Sands located in South Africa, Namakwa Sands located in South Africa and Cooljarloo located in Western Australia, which have a combined annual production capacity of approximately 723,000 tonnes of titanium feedstock and approximately 265,000 tonnes of zircon.

Tronox Limited was formed on September 21, 2011 for the purpose of the Transaction (defined below). Prior to the completion of the Transaction, Tronox Limited was wholly-owned by Tronox Incorporated, and had no operating assets or operations. On September 25, 2011, Tronox Incorporated, a Delaware corporation formed on May 17, 2005(“Tronox Incorporated”), in preparation for the contribution and transfer by Kerr-McGee Corporation (“Kerr-McGee” or “KM”) of certain entities, including those comprising substantially all of its chemical business, entered into a definitive agreement (as amended, the “Transaction Agreement”) with Exxaro Resources Limited (“Exxaro”) and certain of its affiliated companies, to acquire 74% of its South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with its 50% share of the Tiwest Joint Venture (together the “mineral sands business”) (the “Transaction”). On June 15, 2012, the date of the Transaction (the “Transaction Date”), the existing business of Tronox Incorporated was combined with the mineral sands business in an integrated series of transactions whereby Tronox Limited became the parent company in a tax inversion transaction.

On May 4, 2012, Tronox Limited registered Class A ordinary shares (“Class A Shares”) to be issued to shareholders of Tronox Incorporated in connection with the completion of the Transaction. On the Transaction Date, Tronox Limited issued 15,413,083 Class A Shares to shareholders in Tronox Incorporated. In addition, on the Transaction Date, Tronox Limited issued 9,950,856 Class B ordinary shares (“Class B Shares”) to Exxaro and one of its subsidiaries in consideration for the mineral sands business. Immediately following the Transaction, Tronox Incorporated shareholders and Exxaro held approximately 60.8% and 39.2%, respectively, of the voting securities of Tronox Limited. Under the terms of the Transaction Agreement, Exxaro agreed that for a three-year period after the completion of the Transaction, it would not engage in any transaction or other action, that would result in its beneficial ownership of the voting shares of Tronox Limited exceeding 45% of the total issued shares of Tronox Limited.

On June 26, 2012, the Board of Directors of Tronox Limited (the “Board”) approved a 5-to-1 share split for holders of its Class A Shares and Class B Shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to the number of shares and per share data in the consolidated financial statements and notes thereto have been adjusted to reflect the share split, unless otherwise noted or as the context otherwise acquires. See Note 15 for additional information regarding the Company’s share split.

During 2012, the Company repurchased 12,626,400 Class A Shares, which was approximately 10% of the total voting securities. During October 2012, Exxaro purchased 1,400,000 Class A Shares in market purchases. At December 31, 2012, Exxaro held approximately 44.6% of the voting securities of Tronox Limited.

Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation
2.	Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited, and have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements, and should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The December 31, 2012 balance sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP for complete financial statements.

The unaudited condensed consolidated balance sheets as of June 30, 2013 and December 31, 2012 relate to Tronox Limited. The unaudited condensed consolidated statements of operations and cash flows for the three and six months ended June 30, 2013 reflect the consolidated operating results of Tronox Limited. The unaudited condensed consolidated statements of operations and cash flows for the three and six months ended June 30, 2012 reflect the consolidated operating results of Tronox Incorporated prior to June 15, 2012, and, from June 15, 2012 through June 30, 2012, reflect the consolidated operating results of Tronox Limited.

The Company accounted for the Transaction under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Under the acquisition method of accounting, each tangible and separately identifiable intangible asset acquired and liability assumed was recorded based on its preliminary estimated fair value on the Transaction Date. The excess of the fair value of the net assets acquired over the value of consideration was recorded as an initial bargain purchase gain. Subsequent to the Transaction, the Company made adjustments to its initial valuation. Such adjustments were recorded on the Transaction Date, which has resulted in revised unaudited condensed consolidated financial statements for the three and six months ended June 30, 2012. The measurement period ended in June 2013.

In connection with the Transaction, Exxaro and its subsidiaries retained a 26% ownership interest in each of Tronox KZN Sands Pty Ltd and Tronox Mineral Sands Pty Ltd in order to comply with the ownership requirements of the Black Economic Empowerment (“BEE”) legislation in South Africa. Exxaro is entitled to exchange this interest for approximately 3.2% in additional Class B Shares under certain circumstances (i.e., the earlier of the termination of the Empowerment Period or the tenth anniversary of completion of the Transaction). The Company accounts for such ownership as “Noncontrolling Interest” on the unaudited condensed consolidated financial statements.

Prior to the Transaction Date, Tronox Incorporated operated the Tiwest Joint Venture with Exxaro Australia Sands Pty Ltd. The Tiwest Joint Venture was a contractual relationship between Tronox Incorporated and Exxaro whereby each party held an undivided interest in each asset of the joint venture, and each party was proportionally liable for each of the joint venture’s liabilities. The Tiwest Joint Venture was not a separate legal entity and did not enter into any transactions. Transactions were entered into by the joint venture partners who had the right to sell their own product, collect their proportional share of the revenues and absorb their share of costs. As such, Tronox Incorporated did not account for the Tiwest Joint Venture under the equity method. Instead, Tronox Incorporated accounted for its share of the Tiwest Joint Venture’s assets that were jointly controlled and its share of liabilities for which it was jointly responsible on a proportionate gross basis in its unaudited Condensed Consolidated Balance Sheet. Additionally, Tronox Incorporated accounted for the revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis in its unaudited Condensed Consolidated Statements of Operations. As of the Transaction Date, the Company owns 100% of the Tiwest Joint Venture operations. As such, the unaudited Condensed Consolidated Balance Sheets at June 30, 2013 and December 31, 2012 includes 100% of the Tiwest operations assets and liabilities. The unaudited Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2013 reflect 100% of the revenue and expenses of the Tiwest operations, while the unaudited Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2012 reflects Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis prior to June 15, 2012, and, from June 15, 2012 through June 30, 2012 reflect 100% of the revenues and expenses of the Tiwest operations.

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. It is at least reasonably possible that the effect on the financial statements of a change in estimate within one year of the date of the financial statements due to one or more future confirming events could have a material effect on the financial statements. The consolidated results of operations for interim periods are not necessarily indicative of results for the entire year.

Certain prior period amounts have been reclassified to conform to the manner and presentation in the current period. Such reclassifications did not have an impact on the Company’s net income or consolidated results of operations.

2. Basis of Presentation

Tronox Limited is registered under the laws of the State of Western Australia, Australia, and is considered a domestic company in Australia. As such, Tronox Limited is required to report in Australia under International Financial Reporting Standards (“IFRS”). Additionally, as Tronox Limited is not considered a “foreign private issuer,” the Company is required to comply with the reporting and other requirements imposed by the U.S. securities law on U.S. domestic issuers, which, among other things, requires reporting in the United States under accounting principles generally accepted in the United States of America (“U.S.GAAP”). The consolidated financial statements included in this Form 10-K are prepared in conformity with U.S.GAAP. The Company publishes its consolidated financial statements, in both U.S. GAAP and IFRS, in U.S. dollars.

In connection with its emergence from bankruptcy, Tronox Incorporated applied fresh-start accounting under Accounting Standards Codification (“ASC”) 852, Reorganizations (“ASC 852”) as of January 31, 2011. Accordingly, the financial information of Tronox Incorporated set forth in this Form 10-K, unless otherwise expressly set forth or as the context otherwise indicates, reflects the consolidated results of operations and financial condition on a fresh-start basis for the period beginning February 1, 2011 (“Successor”), and on a historical basis for the period through January 31, 2011 (“Predecessor”).

The Consolidated Balance Sheet as of December 31, 2012 relates to Tronox Limited and the Consolidated Balance Sheet as of December 31, 2011 relates to Tronox Incorporated. The Consolidated Statement of Operations and the Consolidated Statement of Cash Flows for the year ended December 31, 2012 reflect the consolidated operating results of Tronox Incorporated prior to June 15, 2012, and, from June 15, 2012 through December 31, 2012, reflect the consolidated operating results of Tronox Limited. The Consolidated Statements of Operations and the Consolidated Statements of Cash Flows for the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 reflect the consolidated operating results of Tronox Incorporated.

The Company’s consolidated financial statements include the accounts of all majority-owned subsidiary companies. Investments in affiliated companies that are 20% to 50% owned are carried as a component of “Other Long-Term Assets” on the Consolidated Balance Sheets at cost adjusted for equity in undistributed earnings. Except for dividends and changes in ownership interest, changes in equity in undistributed earnings are included in “Other income (expense)” on the Consolidated Statements of Operations. All intercompany transactions have been eliminated.

Prior to the Transaction Date, Tronox Incorporated operated the Tiwest Joint Venture with Exxaro Australia Sands Pty Ltd. The Tiwest Joint Venture was a contractual relationship between Tronox Incorporated and Exxaro whereby each party held an undivided interest in each asset of the joint venture, and each party was proportionally liable for each of the joint venture’s liabilities. The Tiwest Joint Venture was not a separate legal entity and did not enter into any transactions. Transactions were entered into by the joint venture partners who had the right to sell their own product, collect their proportional share of the revenues and absorb their share of costs. As such, Tronox Incorporated did not account for the Tiwest Joint Venture under the equity method. Instead, Tronox Incorporated accounted for its share of the Tiwest Joint Venture’s assets that were jointly controlled and its share of liabilities for which it was jointly responsible on a proportionate gross basis in its Consolidated Balance Sheet. Additionally, Tronox Incorporated accounted for the revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis in its Consolidated Statements of Operations. As such, as of the Transaction Date, Tronox Limited owns 100% of the operations formerly operated by the Tiwest Joint Venture. As such, the Consolidated Balance Sheet as of December 31, 2012 includes 100% of the Tiwest operations assets and liabilities, while the Consolidated Balance Sheet as of December 31, 2011 includes Tronox Incorporated’s 50% undivided interest in each asset and liability of the joint venture. Additionally, the Consolidated Statement of Operations for the year ended December 31, 2012 reflects Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis prior to June 15, 2012, and, from June 15, 2012 through December 31, 2012, reflect 100% of the revenues and expenses of the Tiwest operations. The Consolidated Statements of Operations for the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 reflect Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis.

In connection with the Transaction, Exxaro and its subsidiaries retained a 26% ownership interest in each of Tronox KZN Sands Pty Ltd. and Tronox Mineral Sands Pty Ltd. in order to comply with the ownership requirements of the Black Economic Empowerment (“BEE”) legislation in South Africa. The Company accounts for such ownership interest as “Noncontrolling interest” on the Consolidated Balance Sheets.

In management’s opinion, the accompanying consolidated financial statements reflect all adjustments considered necessary for a fair presentation. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the manner and presentation in the current period. Such reclassifications did not have an impact on the Company’s net income or consolidated results of operations.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. It is at least reasonably possible that the effect on the financial statements of a change in estimate within one year of the date of the financial statements due to one or more future confirming events could have a material effect on the financial statements.

Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Recent Accounting Pronouncements
3.	Recent Accounting Pronouncements

In March 2013, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2013-5, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-5”), which addresses the treatment of the cumulative translation adjustment into net income when a parent either sells its investment in a foreign entity or no longer holds controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-5 is effective prospectively for periods beginning after December 15, 2013; however early adoption is permitted. The Company has not yet determined the impact, if any, that ASU 2013-5 will have on the consolidated financial statements.

During 2013, the Company adopted ASU 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the presentation of the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, if the item is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The adoption of this guidance did not have a significant impact on the consolidated financial statements.

4. Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued ASU 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the presentation of the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, if the item is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance is not expected to have a significant impact on the consolidated financial statements.

On January 1, 2012, the Company adopted the required guidance under ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which changed the presentation requirements of comprehensive income by increasing the prominence of items reported in other comprehensive income. The adoption of this guidance did not have a material impact on Tronox Incorporated’s consolidated financial statements. During 2011, the FASB issued ASU 2011-12, which deferred certain requirements of ASU 2011-05. The Company has not adopted such deferred requirements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which changes certain fair value measurement and disclosure requirements, clarifies the application of existing fair value measurement and disclosure requirements and provides consistency to ensure that U.S. GAAP and IFRS fair value measurement and disclosure requirements are described in the same way. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.

Acquisition of the Mineral Sands Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of the Mineral Sands Business
4.	Acquisition of the Mineral Sands Business

On September 25, 2011, Tronox Incorporated entered into the Transaction Agreement with Exxaro to acquire 74% of its South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with its 50% share of the Tiwest Joint Venture. On June 15, 2012, the existing business of Tronox Incorporated was combined with the mineral sands business under Tronox Limited. The Transaction was completed in two principal steps. First, Tronox Incorporated became a subsidiary of Tronox Limited, with Tronox Incorporated shareholders receiving one Class A Share and $12.50 in cash (“Merger Consideration”) for each share of Tronox Incorporated common stock. Second, Tronox Limited issued 9,950,856 Class B Shares to Exxaro and one of its subsidiaries in consideration for the mineral sands business.

Mineral Sands Business Results of Operations

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business for the three and six months ended June 30, 2013.

	Mineral Sands	Pigment	Eliminations	Total
Three Months Ended June 30, 2013:
Net Sales	$255	$—	$(89)	$166
Income (Loss) from Operations	$50	$(16)	$4	$38
Six Months Ended June 30, 2013:
Net Sales	$496	$—	$(196)	$300
Income (Loss) from Operations	$124	$(33)	$(14)	$77

Supplemental Pro Forma Financial Information

The following unaudited pro forma information gives effect to the Transaction as if it had occurred on the first day of the first quarter of fiscal 2012. The unaudited pro forma financial information reflects certain adjustments related to the acquisition, such as (1) converting the mineral sands business financial statements to U.S. GAAP, (2) conforming the mineral sands business accounting policies to those applied by Tronox Incorporated, (3) to record certain incremental expenses resulting from purchase accounting adjustments, such as incremental depreciation expense in connection with fair value adjustments to property, plant and equipment, (4) to eliminate intercompany transactions between Tronox Incorporated and the mineral sands business, (5) to record the effect on interest expense related to borrowings in connection with the Transaction and (6) to record the related tax effects. The unaudited pro forma financial information is for illustrative purposes only and should not be relied upon as being indicative of the historical results that would have been obtained if the Transaction had actually occurred on that date, nor the results of operations in the future.

In accordance with ASC 805, the supplemental pro forma results of operations for the three and six months ended June 30, 2012:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
Net Sales	$588	$1,150
Income from Operations	$196	$395
Net Income	$173	$326
Net Income attributable to Tronox Limited Shareholders	$156	$294
Basic earnings per share attributable to Tronox Limited Shareholders	$2.05	$4.07
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.98	$3.92

5. Acquisition of the Mineral Sands Business

On September 25, 2011, Tronox Incorporated entered into the Transaction Agreement with Exxaro to acquire the mineral sands business. On June 15, 2012, the existing business of Tronox Incorporated was combined with the mineral sands business under Tronox Limited. The Transaction was completed in two principal steps. First, Tronox Incorporated became a subsidiary of Tronox Limited, with Tronox Incorporated shareholders receiving one Class A Share and $12.50 in cash (“Merger Consideration”) for each share of Tronox Incorporated common stock. Second, Tronox Limited issued 9,950,856 Class B Shares to Exxaro and one of its subsidiaries in consideration for the mineral sands business. Exxaro retained an approximate 26% ownership interest in the South African operations that are part of the mineral sands business in order to comply with the BEE legislation of South Africa. The ownership interest in the South African operations may be exchanged for Class B Shares under certain circumstances.

Prior to the Transaction Date, Tronox Incorporated and Exxaro Australia Sands Pty Ltd., a subsidiary of Exxaro, operated the Tiwest Joint Venture, which included a chloride process TiO2 plant located in Kwinana, Western Australia, a mining operation in Cooljarloo, Western Australia, and a mineral separation plant and a synthetic rutile processing facility, both in Chandala, Western Australia. As part of the Transaction, the Company acquired Exxaro Australia Sands Pty Ltd. and therefore Exxaro’s 50% interest in the Tiwest Joint Venture. As a result, as of the Transaction Date, Tronox Limited owns 100% of the operations formerly operated by the Tiwest Joint Venture.

Purchase price and fair value of assets acquired and liabilities assumed

The Company accounted for the Transaction under ASC 805, which requires recording assets and liabilities at fair value. Under the acquisition method of accounting, each tangible and separately identifiable intangible asset acquired and liabilities assumed were recorded based on their preliminary estimated fair values on the Transaction Date. Because the total consideration transferred was less than the fair value of the net assets acquired, the excess of the value of the net assets acquired over the fair value of consideration received was recorded as an initial bargain purchase gain of approximately $1,061 million during the second quarter of 2012. The initial valuations were derived from estimated fair value assessments and assumptions used by management, and were preliminary. Subsequent to the Transaction, the Company has made adjustments to its initial valuation, which reduced the gain on bargain purchase to $1,055 million. Further adjustments may result before the end of the measurement period, which ends in June 2013. The bargain purchase gain is not taxable for income tax purposes. See Note 17 for a discussion of the tax impact of the transaction.

	Valuation	Net Adjustments to Fair Value	As Adjusted
Consideration:
Number of Class B Shares(1)	9,950,856	—	9,950,856
Fair value of Class B Shares on the Transaction Date	$137.70	—	137.70

Fair value of equity issued(2)	$1,370	—	1,370
Cash paid	—	1	1
Noncontrolling interest(3)	291	(58)	233

	$1,661	$(57)	$1,604

	Valuation	Net Adjustments to Fair Value	As Adjusted
Fair Value of Assets Acquired and Liabilities Assumed:
Current Assets:
Cash	$115	$—	$115
Accounts receivable	199	(3)	196
Inventories	622	(69)	553
Prepaid and other assets	32	(12)	20

Total Current Assets	968	(84)	884
Property, plant and equipment, net(4)	1,012	(132)	880
Mineral leaseholds, net(5)	1,299	158	1,457
Intangibles, net(4)	—	12	12
Deferred tax asset	26	4	30
Other long-term assets	19	—	19

Total Assets	$3,324	$(42)	$3,282

Current Liabilities:
Accounts payable	93	17	110
Accrued liabilities	25	—	25
Unfavorable contracts(6)	83	2	85
Short-term debt	76	(1)	75
Current deferred tax liability	28	(14)	14
Income taxes payable	2	—	2

Total Current Liabilities	307	4	311
Long-term debt	19	—	19
Deferred tax liability	212	(3)	209
Asset retirement obligations	57	—	57
Other	7	20	27

Total Liabilities	602	21	623

Net Assets	$2,722	$(63)	$2,659

Gain on Bargain Purchase(7)	$1,061	$(6)	$1,055

(1)	The number of Class B Shares issued in connection with the Transaction has not been restated to affect for the 5-for-1 share split as discussed in Note 15.
(2)

The fair value of the Class B shares issued was determined based the closing market price of Tronox Incorporated’s common shares on June 14, 2012, less a 15% discount for marketability due to a restriction that the shares cannot be sold for a period of at least three years following the Transaction Date.

(3)	The fair value of the noncontrolling interest is based upon a structured arrangement with Tronox Limited, which allows the ownership interest to be exchanged for approximately 1.45 million additional Class B shares until the earlier of the 10 year anniversary of the Transaction Date or the date when the South African Department of Mineral Resources determines that ownership is no longer required under the BEE legislation.
(4)	The fair value of property, plant and equipment and internal use software was determined using the cost approach, which estimates the replacement cost of each asset using current prices and labor costs, less estimates for physical, functional and technological obsolescence.
(5)	The fair value of mineral rights was determined using the Discounted Cash Flow (“DCF” ) method, which was based upon the present value of the estimated future cash flows for the expected life of the asset taking into account the relative risk of achieving those cash flows and the time value of money. Discount rates of 17% for South Africa and 15.5% for Australia were used taking into account the risks associated with such assets, as well as the economic and political environment where each asset is located.
(6)	The fair value of unfavorable contracts was determined by multiplying the committed tonnage in each contract by the difference between the committed price in the contract versus the estimated market price over the term of the contract.
(7)	In accordance with ASC 805-10-25-14, the measurement period for the Transaction ends in June 2013.

Mineral Sands Business Results of Operations

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business since June 15, 2012. The results of the acquired mineral sands business are included in both the mineral sands segment and the pigment segment.

	Mineral	Pigment	Eliminations	Total
Net Sales	$489	$64	$(29)	$524
Income from Operations	$8	$(36)	$(2)	$(30)

Supplemental Pro forma financial information

The following unaudited pro forma information gives effect to the Transaction as if it had occurred on the first day of the first quarter of fiscal 2011 (January 1, 2011). The unaudited pro forma financial information reflects certain adjustments related to the acquisition, such as (1) converting the mineral sands business financial statements to U.S. GAAP, (2) conforming the mineral sands business accounting policies to those applied by Tronox Incorporated, (3) to record certain incremental expenses resulting from purchase accounting adjustments, such as incremental depreciation expense in connection with fair value adjustments to property, plant and equipment, (4) to eliminate intercompany transactions between Tronox Incorporated and the mineral sands business, (5) to record the effect on interest expense related to borrowings in connection with the transaction and (6) to record the related tax effects. The unaudited pro forma financial information also includes adjustments for certain non-recurring items as of the first day of the first quarter of fiscal 2011 (January 1, 2011) such as (1) the impact of transaction costs of approximately $95 million, (2) the impact of the adjusted bargain purchase gain of $1,055 million and (3) the impact of reorganization income arising from Tronox Incorporated’s emergence from bankruptcy in the one month ended January 31, 2011 of approximately $613 million. The unaudited pro forma financial information is for illustrative purposes only and should not be relied upon as being indicative of the historical results that would have been obtained if the Transaction had actually occurred on that date, nor the results of operations in the future.

In accordance with ASC 805, the supplemental pro forma results of operations for the years ended December 31, 2012 and 2011, as if the mineral sands business had been acquired on January 1, 2011, are as follows:

	Years Ended December 31,
	2012	2011
Net Sales	$2,120	$2,302
Income from Operations	$296	$407
Net Income	$239	$2,105
Net Income attributable to Tronox Limited Shareholders	$207	$2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$1.70	$16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.67	$15.91

Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable
5.	Accounts Receivable

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	June 30, 2013	December 31, 2012
Trade receivables	$406	$371
Other	20	23

Total	426	394
Allowance for doubtful accounts	(1)	(3)

Net	$425	$391

6. Accounts Receivable

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	Successor
	December 31, 2012	December 31, 2011
Trade receivables	$371	$269
Related parties	—	7
Other	23	2

Total	394	278
Allowance for doubtful accounts	(3)	—

Net	$391	$278

The Company’s liquidity is concentrated in trade receivables that arise from sales of TiO2 and titanium feedstock to customers in the TiO2 industry. The industry concentration has the potential to impact the Company’s overall exposure to credit risk, either positively or negatively, in that its customers may be similarly affected by changes in economic, industry or other conditions. The Company performs ongoing credit evaluations of its customers, and uses credit risk insurance policies from time to time, as deemed appropriate, to mitigate credit risk, but generally does not require collateral. The Company maintains allowances for potential credit losses based on historical experience. For the year ended December 31, 2012, the Company’s ten largest TiO2 customers represented approximately 46% of its total TiO2 net sales; however, no single customer accounted for more than 10% of total net sales.

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories
6.	Inventories

Inventories consisted of the follows:

	June 30, 2013	December 31, 2012
Raw materials	$225	$221
Work-in-process	80	99
Finished goods(1)	325	477
Materials and supplies, net(2)	119	117

Total	$749	$914

(1)	Includes inventory on consignment to others of approximately $49 million and $42 million at June 30, 2013 and December 31, 2012, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.

7. Inventories

Inventories at December 31, 2012 and 2011 were as follows:

	Successor
	December 31, 2012	December 31, 2011
Raw materials	$221	$124
Work-in-process	99	9
Finished goods(1)	477	130
Materials and supplies, net(2)	117	48

Total(3)	$914	$311

(1)	Includes inventory on consignment to others of approximately $42 million and $12 million at December 31, 2012 and 2011, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.
(3)	The fair value of inventory from the acquired mineral sands business in the Transaction was $553 million.

Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net
7.	Property, Plant and Equipment, Net

Property, plant and equipment, net of accumulated depreciation and amortization, consisted of the following:

	June 30, 2013	December 31, 2012
Land and land improvements	$80	$80
Buildings	190	194
Machinery and equipment	1,136	1,158
Construction-in-progress	130	153
Furniture and fixtures	21	7
Other	6	6

Total	1,563	1,598
Less accumulated depreciation and amortization	(254)	(175)

Net	$1,309	$1,423

Depreciation expense related to property, plant and equipment for the three months ended June 30, 2013 and 2012 was $48 million and $20 million, respectively, and for six months ended June 30, 2013 and 2012 was $90 million and $36 million, respectively.

8. Property, Plant and Equipment

	Successor
	December 31, 2012	December 31, 2011
Land and land improvements	$80	$51
Buildings	194	45
Machinery and equipment	1,158	405
Construction-in-progress	153	49
Furniture and fixtures	7	4
Other	6	3

Total	1,598	557
Less accumulated depreciation and amortization	(175)	(53)

Net	$1,423	$504

Depreciation expense related to property, plant and equipment for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 was $127 million, $53 million, $4 million and $49 million, respectively.

Mineral Leaseholds, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mineral Leaseholds, Net
8.	Mineral Leaseholds, Net

Mineral leaseholds, net of accumulated depletion, consisted of the following:

	June 30, 2013	December 31, 2012
Mineral leaseholds	$1,423	$1,502
Less accumulated depletion	(102)	(63)

Net	$1,321	$1,439

Depletion expense related to mineral leaseholds for the three months ended June 30, 2013 and 2012 was $18 million and $4 million, respectively, and for six months ended June 30, 2013 and 2012 was $42 million and $5 million, respectively.

9. Mineral Leaseholds

	Successor
	December 31, 2012	December 31, 2011
Mineral leaseholds	$1,502	$42
Less accumulated depletion	(63)	(4)

Net	$1,439	$38

Depletion expense related to mineral leaseholds for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 was $59 million, $4 million, less than $1 million and $1 million, respectively.

Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net
9.	Intangible Assets, Net

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	June 30, 2013
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(49)	$245
TiO2 technology	32	(4)	28
Internal-use software	39	(4)	35
Other	9	(4)	5

Total	$374	$(61)	$313

	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software	38	(2)	36
Other	9	(3)	6

Total	$373	$(47)	$326

Amortization expense related to intangible assets for the three months ended June 30, 2013 and 2012 was $7 million and $6 million, respectively, and for six months ended June 30, 2013 and 2012 was $14 million and $12 million, respectively.

Estimated future amortization expense related to intangible assets was as follows:

Total Amortization
2013	$14
2014	27
2015	26
2016	25
2017	25
Thereafter	196

Total	$313

10. Intangible Assets

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	Successor
	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software(1)	38	(2)	36
In-process research and development	5	(2)	3
Trade names	3	(1)	2
Other	1	—	1

Total	$373	$(47)	$326

(1)	In connection with the Transaction, the Company acquired internal-use software, which was valued at $12 million on the Transaction Date. See Note 5.

	Successor
	December 31, 2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(19)	$275
TiO2 technology	32	(2)	30
Internal-use software	12	—	12
In-process research and development	5	(1)	4
Trade names	3	—	3
Other	1	—	1

Total	$347	$(22)	$325

Internal-use software relates to internal and external costs incurred during the development stage, which were being capitalized during 2011 and 2012. During 2012, the Company began amortizing such costs. Amortization expense related to intangible assets for the year ended December 31, 2012, the eleven months ended December 31, 2011, the one month ended January 31, 2011 and year ended December 31, 2010 was $25 million, $22 million, $0 and $0, respectively.

Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
2013	$27
2014	27
2015	27
2016	25
2017	25
Thereafter	195

Total	$326

Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities
10.	Accrued Liabilities

Accrued liabilities consisted of the following:

	June 30, 2013	December 31, 2012
Taxes other than income taxes	$56	$58
Employee-related costs and benefits	44	45
Unfavorable sales contracts	36	64
Interest	23	22
Sales rebates	13	13
Other	8	7

Total	$180	$209

11. Accrued Liabilities

	Successor
	December 31, 2012	December 31, 2011
Unfavorable sales contracts(1)	$64	$—
Taxes other than income taxes(2)	58	5
Employee-related costs and benefits	45	27
Interest	22	1
Sales rebates	13	8
Other	7	5

Total	$209	$46

(1)	In connection with the Transaction, the Company acquired sales contracts at unfavorable market terms, which were valued at $85 million on the Transaction Date. See Note 5.
(2)	Includes transfer taxes incurred as a result of the Transaction and recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt
11.	Debt

Short-term Debt

Short-term debt consisted of the following:

	Maturity Date	June 30, 2013	December 31, 2012
UBS Revolver	6/18/17	$—	$—
ABSA Revolver(1)	6/14/17	—	30

Total		$—	$30

(1)	Average effective interest rate of 8.5% and 8.5% during 2013 and 2012, respectively.

UBS Revolver

On June 18, 2012, in connection with the closing of the Transaction, the Company entered into a global senior secured asset-based syndicated revolving credit agreement with UBS AG (the “UBS Revolver”). The UBS Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $300 million, subject to a borrowing base. In connection with its entry into the Amended and Restated Credit Agreement on March 19, 2013, the Company amended the UBS Revolver to allow for the increased size of the Term Loan over the Term Facility (see “Term Loan” below). At June 30, 2013, the Company’s available borrowing base was $275 million.

ABSA Revolving Credit Facility

In connection with the Transaction, the Company entered into a R900 million (approximately $92 million as of June 30, 2013) revolving credit facility with ABSA Bank Limited acting through its ABSA Capital Division (the “ABSA Revolver”). At December 31, 2012, the Company had drawn down R250 million (approximately $30 million), which was repaid during the first quarter of 2013. At June 30, 2013, the Company had no amounts drawn on the ABSA Revolver.

Long-Term Debt

Long-term debt consisted of the following:

	Principal Amount	Maturity Date	June 30, 2013	December 31, 2012
Term Loan, net of unamortized discount of $11 million(1)	$1,500	3/19/2020	$1,489	$—
Senior Notes	$900	8/15/2020	900	900
Term Facility, net of unamortized discount of $6 million(2)	$700	2/8/2018	—	691
Co-generation Unit Financing Arrangement	$16	2/1/2016	7	10
Lease financing			12	14

Total debt			2,408	1,615
Less: Long-term debt due in one year			(18)	(10)

Long-term debt			$2,390	$1,605

(1)	Average effective interest rate of 4.9% in 2013.
(2)	Average effective interest rate of 5.0% and 5.0% in 2013 and 2012, respectively.

At June 30, 2013, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013	$9
2014	18
2015	18
2016	15
2017	15
Thereafter	2,344

Total	2,419
Remaining accretion of discount associated with the Term Loan	(11)

Total debt	$2,408

Term Facility

On February 8, 2012, Tronox Incorporated’s wholly-owned subsidiary, Tronox Pigments (Netherlands) B.V., entered into a term loan facility with Goldman Sachs Bank USA comprised of a $550 million Senior Secured Term Loan (the “Senior Secured Term Loan”) and a $150 million Senior Secured Delayed Draw Term Loan (the “Senior Secured Delayed Draw” together, the “Term Facility”). The Term Facility was issued net of an original issue discount of $7 million, or 1% of the initial principal amount, which was being amortized over the life of the Term Facility. In connection with obtaining the Term Facility, the Company incurred debt issuance costs of $17 million, of which $5 million was paid in 2011 and $12 million was paid in 2012. On June 14, 2012, in connection with the closing of the Transaction, Tronox Pigments (Netherlands) B.V. drew down the $150 million Senior Secured Delayed Draw.

On February 28, 2013, Tronox Pigments (Netherlands) B.V. repaid the outstanding principal balance of $149 million, plus interest, related to the $150 million Senior Secured Delayed Draw. In accordance with ASC 470, Debt (“ASC 470”), the Company accounted for such repayment as an extinguishment of debt. As such, the Company recognized a loss on the early extinguishment of debt of $4 million related to the allocated portion of the unamortized original issue discount and debt issuance costs.

The Company allocated these amounts between the $550 million Senior Secured Term Loan and the $150 million Senior Secured Delayed Draw as follows:

	Outstanding Balance	Percentage of Outstanding Balance	Allocation of Unamortized Costs	Loss Extinguishment of Debt
Senior Secured Term Loan	$547	79%	$16	$—
Senior Secured Delayed Draw	149	21%	4	4

Total	$696	100%	$20	$4

Term Loan

On March 19, 2013, Tronox Pigments (Netherlands) B.V., Tronox Limited, and certain subsidiaries of Tronox Limited named as guarantors, entered into an Amended and Restated Credit and Guaranty Agreement with Goldman Sachs Bank USA, as Administrative Agent and Collateral Agent, and Goldman Sachs Bank USA, UBS Securities LLC, Credit Suisse Securities (USA) LLC and RBC Capital Markets, as Joint Lead Arrangers, Joint Bookrunners and Co-Syndication Agents. Pursuant to the Amended and Restated Credit Agreement, the Company obtained a $1.5 billion senior secured term loan (the “Term Loan”), which matures in March 2020. The terms of the Amended and Restated Credit Agreement are substantially similar to the Company’s prior Term Facility. The Term Loan was issued net of an original issue discount of $7 million, or 0.5% of the principal balance.

In accordance with ASC 470, the outstanding principal balance of the Senior Secured Term Loan of $547 million, which became part of the Term Loan, was accounted for as a debt modification. As such, the unamortized original issue discount of $5 million and debt issuance costs of $11 million related to the Term Facility are being amortized over the life of the Term Loan.

The Term Loan bears interest at a base rate plus the applicable margin of 2.5% per annum, or adjusted Eurodollar rate plus the applicable margin of 3.5% per annum. The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal or (ii) the Federal Funds Effective rate in effect on such day plus one half of 1%; provided, however, that the Base Rate is not less than 2% per annum. The Adjusted Eurodollar Rate shall at no time be less than 1.00%.

Senior Notes

On August 20, 2012, Tronox Limited’s wholly-owned subsidiary, Tronox Finance LLC, issued $900 million aggregate principal amount of 6.375% senior notes due 2020 (the “Senior Notes”). The Senior Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons pursuant to Regulation S under the Securities Act.

During the second quarter, the Company filed a Registration Statement on Form S-4 for $900 million aggregate principal amount of senior exchange notes (the “Senior Exchange Notes”), which are substantially identical to the Senior Notes, and which will be issued in exchange for the Senior Notes.

The Senior Notes bear interest semiannually at a rate equal to 6.375% and were sold at par value. The Senior Notes are fully and unconditionally guaranteed on a senior, unsecured basis by Tronox Limited and certain of its subsidiaries. The Senior Notes are redeemable at any time at the Company’s discretion.

Co-generation Unit Financing Arrangement

In March 2011, in order to finance its share of the asset purchase for the Tiwest Joint Venture, Tronox Incorporated incurred debt totaling $8 million. In connection with the Transaction, the Company acquired the remaining 50% undivided interest in the co-generation plant from Exxaro, along with its debt of $6 million. Under the financing arrangement, monthly payments are required, and interest accrues on the outstanding balance at the rate of 6.5% per annum. During the three months ended June 30, 2013 and 2012, the Company made principal repayments of approximately $1 million and less than $1 million, respectively, and during the six months ended June 30, 2013 and 2012, $2 million and $1 million, respectively.

Lease Financing

In connection with the Transaction, the Company acquired capital lease obligations in South Africa, which are payable through 2032 at a weighted average interest rate of approximately 17%. At June 30, 2013, such obligations had a net book value of assets recorded under capital leases aggregating $7 million. During both the three and six months ended June 30, 2013, the Company made payments of less than $1 million and $1 million, respectively. The Company did not make payments on capital leases during the three and six months ended June 30, 2012.

Fair Value

The Company’s debt is recorded at historical amounts. At June 30, 2013, the fair value of the Term Loan was $1,513 million. At June 30, 2013 and December 31, 2012, the fair value of the Senior Notes and $852 million and $910 million, respectively. At December 31, 2012, the fair value of the Term Facility was $709 million. The Company determined the fair value of the Term Loan, the Senior Notes and the Term Facility using Bloomberg market prices. The fair value hierarchy for long-term debt is a Level 2 input.

Debt Covenants

At June 30, 2013, the Company had financial covenants in the UBS Revolver, the ABSA Revolver and the Term Loan.

The terms of the Amended and Restated Credit Agreement are substantially similar to the Company’s prior Credit and Guaranty Agreement with Goldman Sachs Bank USA, dated February 8, 2012, except that the Amended and Restated Credit Agreement (i) eliminates financial maintenance covenants (ii) permits, subject to certain conditions, incurrence of additional senior secured debt up to a leverage ratio of 2:1, (iii) increases the Company’s ability to incur debt in connection with permitted acquisitions and its ability to incur unsecured debt, and (iv) allows for the payment of a $0.25 per share dividend each fiscal quarter. Otherwise, the terms of the Amended and Restated Credit Agreement provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) disposition of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders.

The Term Facility and the UBS Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth. At June 30, 2013, only the ABSA Revolver had a financial maintenance covenant. The Company was in compliance with its financial covenants at June 30, 2013.

The Company has pledged the majority of our U.S. assets and certain assets of its non-U.S. subsidiaries in support of its outstanding debt.

Interest and Debt Expense

Interest and debt expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense	$32	$8	$58	$15
Amortization of deferred debt issuance costs(1)	2	4	4	5
Other	2	3	2	3
Capitalized interest	(1)	(1)	(2)	(1)

Interest and debt expense	$35	$14	$62	$22

(1)	In connection with obtaining debt, the Company incurred debt issuance costs. Such costs are recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets,” and are being amortized through the maturity date.

Deferred debt issuance costs and the related amortization expense was as follows:

			Amortization Expense
	Deferred Debt	Balance at	Three Months Ended June 30,		Six Months Ended June 30,
	Issuance Cost	June 30, 2013	2013	2012	2013	2012
Term Loan	$28	$27	$1	$—	$1	$—
Senior Notes	18	16	1	—	1	—
Term Facility	17	10	—	—	1	1
Other	8	7	—	4	1	4

Total		$60	$2	$4	$4	$5

12. Debt

Short-term Debt

	Successor
	December 31, 2012	December 31, 2011
UBS Revolver(1)	$—	$—
ABSA Revolver(2)	30	—
Wells Revolver(3)	—	—

Short-term debt	$30	$—

(1)	Average effective interest rate of 3.9% in 2012.
(2)	Average effective interest rate of 8.5% in 2012.
(3)	Average effective interest rate of 4.7% in 2011 and 5.25% in 2012.

UBS Revolver

On June 18, 2012, in connection with the closing of the Transaction, the Company entered into a global senior secured asset-based syndicated revolving credit agreement with UBS AG (the “UBS Revolver”) with a maturity date of the fifth anniversary of the closing date. The UBS Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $300 million, subject to a borrowing base. The borrowing base is related to certain eligible inventory and accounts receivable held by the Company’s U.S., Australia and Netherlands subsidiaries. Obligations under the UBS Revolver are secured by a first priority lien on substantially all of the Company’s existing, and future deposit accounts, inventory and account receivables and certain related assets, excluding those held by its South African subsidiaries, Netherland’s subsidiaries and Bahamian subsidiary, and a second priority lien on all of the Company’s other assets, including capital shares which serve as security under the Term Facility (as defined below). At December 31, 2012, the Company’s borrowing base was $221 million.

The UBS Revolver bears interest at the Company’s option at either (i) the greater of (a) the lenders’ prime rate, (b) the Federal funds effective rate plus 0.50% and (c) the adjusted LIBOR rate for a one-month period plus 1% or (ii) the adjusted LIBOR rate, in each case plus the applicable margin. The applicable margin ranges from 1.5% to 2% for borrowings at the adjusted LIBOR rate, and from 0.5% to 1% for borrowings at the alternate base rate, based upon the average daily borrowing availability. For the first six months following the closing date, the applicable margins shall be deemed to be 1.75% for borrowings at the adjusted LIBOR rate and 0.75% for borrowings at the alternate base rate. In connection with obtaining the UBS Revolver, the Company incurred debt issuance costs of approximately $7 million. During the year ended December 31, 2012, amortization expense amounted to $1 million. During 2012, the Company borrowed $30 million against the UBS Revolver, which was repaid during 2012.

ABSA Revolving Credit Facility

In connection with the Transaction, the Company entered into a R900 million (approximately $106 million as of December 31, 2012) revolving credit facility with ABSA Bank Limited acting through its ABSA Capital Division (the “ABSA Revolver”) with a maturity date of June 14, 2017. During 2012, the Company had borrowings of R450 million (approximately $54 million) and repayments of R200 million (approximately $24 million). As of December 31, 2012, the Company had drawn down R250 million (approximately $30 million) on the ABSA Revolver.

The ABSA Revolver bears interest at (i) the base rate (defined as one month JIBAR, which is the mid-market rate for deposits in South African Rand for a period equal to the relevant period which appears on the Reuters Screen SAFEY Page alongside the caption YLD) as of 11h00 Johannesburg time on the first day of the applicable period, plus (ii) the Margin, which is 3.5%. In connection with obtaining the ABSA Revolver, the Company incurred debt issuance costs of $1 million. During the year ended December 31, 2012, amortization expense amounted to less than $1 million.

Wells Revolver

On February 14, 2011, Tronox Incorporated entered into a $125 million senior secured asset-based revolving credit agreement with Wells Fargo Capital Finance, LLC (the “Wells Revolver”). The Wells Revolver had a maturity date of February 14, 2015. The Wells Revolver provided the Company with a committed source of capital with a principal borrowing amount of up to $125 million subject to a borrowing base. Borrowing availability under the Wells Revolver was subject to a borrowing base, which was related to certain eligible inventory and receivables held by the Company’s U.S. subsidiaries. On February 8, 2012, the Company amended the Wells Revolver to facilitate the Transaction while keeping the revolver in force. In connection with refinancing the Wells Revolver, the Company wrote off deferred financing fees of $4 million. On June 18, 2012, the Company refinanced the Wells Revolver with the UBS Revolver.

During 2012, the Company borrowed $30 million against the Wells Revolver, which was repaid with borrowings under the UBS Revolver. During 2011, to facilitate its exit from bankruptcy and help pay for the buy-in of its 50% share of the Kwinana facility in Western, Australia TiO2 expansion, the Company borrowed $39 million against the Wells Revolver, which by December 31, 2011, was fully repaid using cash generated from operations.

Debt acquired in the Transaction

In connection with the Transaction, the Company acquired short-term debt of $75 million (see Note 5), which was repaid during 2012.

Long-Term Debt

	Initial Principal Amount	Maturity Date	Successor
			December 31, 2012	December 31, 2011
Senior Notes	$900	8/15/20	$900	$—
Term Facility(1)	$700	2/8/18	691	—
Exit Financing Facility(2)	$425	10/21/15	—	421
Co-generation Unit Financing Arrangement	$16	2/1/16	10	6
Lease financing			14	—

Total debt			1,615	427
Less: Long-term debt due in one year			(10)	(6)

Long-term debt			$1,605	$421

(1)	Average effective interest rate of 5% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

The Company’s debt is recorded at historical amounts. At December 31, 2012 the fair value of the Senior Notes (as defined below) and the Term Facility (as defined below) was $910 million and $709 million, respectively. The Company determined the fair value of both the Senior Notes and the Term Facility using the Bloomberg market price as of December 31, 2012. At December 31, 2011, the total carrying value of long-term debt approximated its fair value due to the variable interest rates and frequent repricing of such instruments. The fair value hierarchy for long-term debt is a Level 2 input.

At December 31, 2012, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013(1)	$11
2014	10
2015	10
2016	8
2017	7
Thereafter	1,575

Total	1,621
Remaining accretion associated with the Term facility	(6)

Total debt	$1,615

(1)	Includes $1 million of remaining accretion associated with the Term Facility, which was issued net of an original issue discount of $7 million (see Term Facility discussion below).

Senior Notes

On August 20, 2012, Tronox Limited’s wholly-owned subsidiary, Tronox Finance LLC, issued $900 million aggregate principal amount of 6.375% senior notes due 2020 (the “Senior Notes”). The Senior Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons pursuant to Regulation S under the Securities Act. The Senior Notes bear interest semiannually at a rate equal to 6.375% and were sold at par value. The Senior Notes are fully and unconditionally guaranteed on a senior, unsecured basis by Tronox Limited and certain of its subsidiaries. The Senior Notes are redeemable at any time at the Company’s discretion. The Senior Notes and related guarantees have not been registered under the Securities Act, or any state securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act and applicable state securities laws.

Approximately $326 million of the proceeds from the Senior Notes were used for returns of shareholder capital, in the form of share buybacks. The remainder of the proceeds have been or will be used for general corporate purposes, and, are subject to required approvals, may also be used for further returns of capital to shareholders from time to time (including by way of dividend).

The Company recorded debt issuance fees of $18 million, which are being amortized over the life of the debt, and are included in “Other long-term assets” on the Consolidated Balance Sheets. During the year ended December 31, 2012, amortization expense amounted to $1 million.

Term Facility

	Successor
	December 31, 2012	December 31, 2011
Term Facility	$697	$—
Discount	(6)	—

Term Facility, net	$691	$—

On February 8, 2012, Tronox Incorporated’s wholly-owned subsidiary, Tronox Pigments (Netherlands) B.V., entered into a term loan facility with Goldman Sachs Bank USA comprised of a $550 million Senior Secured Term Loan and a $150 million Senior Secured Delayed Draw Term Loan (together, the “Term Facility”). The Term Facility has a maturity date of February 8, 2018. The Term Facility was issued net of an original issue discount of $7 million, or 1% of the initial principal amount, which is being amortized over the life of the Term Facility. On June 14, 2012, in connection with the closing of the Transaction, Tronox Pigments (Netherlands) B.V. drew down the $150 million Senior Secured Delayed Draw Term. During the year ended December 31, 2012, the Company made principal repayments of approximately $3 million.

The Term Facility bears interest at a base rate plus a margin of 2.25% or adjusted Eurodollar rate plus a margin of 3.25% (in each case with a possible 0.25% increase or decrease based on the Company’s public credit rating). The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal funds rate plus 0.5%, or (iii) 2%.

The Term Facility is secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future property and assets. This includes, upon the consummation of the Transaction, certain assets acquired in the Transaction. The terms of the Term Facility provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders.

In connection with obtaining the Term Facility, Tronox Incorporated incurred debt issuance costs of $17 million, of which $5 million was paid in 2011 and $12 million was paid in 2012. Such costs are recorded in “Other long-term assets” on the Consolidated Balance Sheets, and are being amortized through the maturity date. During the year ended December 31, 2012, amortization expense amounted to $3 million.

Exit Financing Facility

On February 14, 2011, Tronox Incorporated’s senior secured super-priority DIP and Exit Credit Agreement with Goldman Sachs Lending Partners, in accordance with its terms, converted into a $425 million exit facility with a maturity date of October 21, 2015 (the “Exit Financing Facility”). The Exit Financing Facility bore interest at the greater of a base rate plus a margin of 4% or adjusted Eurodollar rate plus a margin of 5%. The base rate was defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.5%, or (iii) 3%. The adjusted Eurodollar rate is defined as the greater of (i) the LIBOR rate in effect at the beginning of the interest period, or (ii) 2%. Interest was payable quarterly or, if the adjusted Eurodollar rate applied, it was payable on the last day of each interest period. On February 8, 2012, Tronox Incorporated refinanced the Exit Facility with the Term Facility, as discussed above. In connection with the refinancing, the Company repaid $421 million.

Co-generation Unit Financing Arrangement

In March 2011, the Tiwest Joint Venture acquired a steam and electricity gas fired co-generation plant, adjacent to its Kwinana pigment plant, through a five year financing arrangement. Tronox Western Australia Pty Ltd, the Company’s wholly-owned subsidiary, owned a 50% undivided interest in the co-generation plant through the Tiwest Joint Venture. In order to finance its share of the asset purchase, Tronox Incorporated incurred debt totaling $8 million. In connection with the Transaction, the Company acquired the remaining 50% undivided interest in the co-generation plant from Exxaro, along with its debt of $6 million. Under the financing arrangement, monthly payments are required and interest accrues on the outstanding balance at the rate of 6.5% per annum. During the year ended December 31, 2012, the Company made principal repayments of approximately $2 million.

Lease Financing

In connection with the Transaction, the Company acquired capital lease obligations in South Africa, which are payable through 2032 at a weighted average interest rate of approximately 17%. At December 31, 2012, such obligations had a net book value of assets recorded under capital leases aggregating $9 million. During 2012, the Company made payments of less than $1 million.

Financial Covenants

At December 31, 2012, the Company had financial covenants in the UBS Revolver, the ABSA Revolver and the Term Facility.

The terms of the UBS Revolver provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders. The UBS Revolver requires the Company to maintain a Consolidated Fixed Charge Coverage Ratio of not less than 1 to 1 calculated on a quarterly basis only if excess availability on the UBS Revolver is less than the greater of (A) $20 million and (B) 10% of the lesser of (x) the aggregate commitments in effect at such time and (y) the borrowing base at such time. If the Company is required to maintain the Consolidated Fixed Charge Coverage Ratio then it will be required to maintain such ratio until, during the preceding 60 consecutive days, borrowing availability would have been at all times greater than the greater of (i) $20 million and (ii) 10% of the aggregate commitments in effect at such time.

The ABSA Revolver requires the ratio of (i) South African Consolidated EBITDA, as defined in the agreement, to South African Net Interest Expense shall not be less than 5:1 and (ii) South African Consolidated Net Debt to South African Consolidated EBITDA, as defined in the agreement, shall be less than 2:1.

The Term Facility requires that a leverage ratio, as defined in the agreement, not exceed, as of the last day of any fiscal quarter, the correlative ratio as follows:

Fiscal Quarter Ending	Total Leverage Ratio
December 31, 2012 through December 31, 2015	3:1
March 31, 2016 and thereafter	2.25:1

The Term Facility and the UBS Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth. The Company was in compliance with its financial covenants at December 31, 2012.

The Company’s has pledged the majority of our U.S. assets and certain assets of its non-U.S. subsidiaries in support of our outstanding debt.

Interest Expense

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Interest expense(1)	$53	$29	$3	$40
Amortization of deferred debt issuance costs and discount on debt	10	1	—	9
Other	4	1	—	1
Capitalized interest	(2)	(1)	—	—

Interest and debt expense	$65	$30	$3	$50

(1)	For the one month ended January 31, 2011, interest expense excludes $3 million, which would have been payable under the terms of the Company’s $350 million 9.5% senior unsecured notes.

Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
12.	Asset Retirement Obligations

To the extent a legal obligation exists, an asset retirement obligation (“ARO”) is recorded at its estimated fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. The Company classifies accretion expense related to asset retirement obligations as a production cost, which is included in “Cost of goods sold” on the unaudited Condensed Consolidated Statements of Operations.

The changes in AROs during the six months ended June 30, 2013 were as follows:

	June 30, 2013	December 31, 2012
Beginning balance	$113	$30
Additions	2	7
Accretion expense	2	5
Changes in estimates, including cost and timing of cash flows	(14)	11
Settlements/payments	—	(1)
AROs acquired in the acquisition of mineral sands business	—	61

Ending balance	$103	$113

Current portion included in accrued liabilities	$7	$7

Noncurrent portion	$96	$106

AROs, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
Australia	$59	$67
South Africa	32	34
The Netherlands	11	11
United States	1	1

Total	$103	$113

Environmental Rehabilitation Trust

The Company has established an environmental rehabilitation trust in respect of the prospecting and mining operations in South Africa in accordance with applicable regulations. The trustees of the fund are appointed by the Company, and consist of sufficiently qualified Tronox Limited employees capable of fulfilling their fiduciary duties. The environmental rehabilitation trust receives, holds, and invests funds for the rehabilitation or management of negative environmental impacts associated with mining and exploration activities. The contributions are aimed at providing sufficient funds at date of estimated closure of mining activities to address the rehabilitation and environmental impacts. Funds accumulated for a specific mine or exploration project can only be utilized for the rehabilitation and environmental impacts of that specific mine or project. Currently, the funds are invested in highly liquid, short-term instruments; however, the investment growth strategy has not been finalized. If a mine or exploration project withdraws from the fund for whatever valid reason, the funds accumulated for such mine or exploration project are transferred to a similar fund approved by management. At June 30, 2013 and December 31, 2012, the environmental rehabilitation trust assets were $19 million and $20 million, respectively, which were recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets.

13. Asset Retirement Obligations

To the extent a legal obligation exists, an ARO is recorded at its estimated fair value and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at Tronox’s credit-adjusted risk-free interest rate. The Company’s consolidated financial statements classify accretion expense related to asset retirement obligations as a production cost, which is included in “Cost of goods sold” on the Consolidated Statements of Operations.

The Company’s AROs are as follows:

•	the KZN mine and the Namakwa Sands mine, both in South Africa, to restore the areas that have been disturbed as required under the mining leases;

•	decommissioning on wet and dry separation plants and smelting operations in South Africa;

•	mine closure and rehabilitation costs in Western Australia to restore the area that has been disturbed, as required under the mining lease;

•	plant closure and exit costs associated with certain industrial sites in Western Australia, whereby the Company is required to return the sites to their original states under licensing conditions;

•	plant closure and exit costs associated with the Botlek, the Netherlands facility, whereby the Company is required to return the site back to its original state at the end of its long-term lease; and

•

landfill closure costs at the Hamilton, Mississippi facility to address one-time closure costs (cap with liner and cover with soil) and annual monitoring costs of the closed landfill under applicable state environmental laws in Mississippi.

A summary of the changes in the AROs during the year ended December 31, 2012 is as follows:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011
Beginning balance	$30	$29	$19
Additions	7	—	—
Accretion expense	5	2	—
Changes in estimates, including cost and timing of cash flows	9	1	—
Settlements/payments	(1)	(2)	—
AROs acquired in the acquisition of the mineral sands business	58	—	—
Fresh-start adjustments	—	—	10

Ending balance	$108	$30	$29

Current portion included in accrued liabilities	$2	$1	$1

Noncurrent portion	$106	$29	$28

A summary of the AROs is included in the table below:

Australia	$62
South Africa	34
Botlek	11
Hamilton	1

Total AROs	$108

Environmental Rehabilitation Trust

The Company has established an environmental rehabilitation trust in respect of the prospecting and mining operations in South Africa in accordance with applicable regulations. The trustees of the fund are appointed by the Company and consist of sufficiently qualified Tronox Limited employees capable of fulfilling their fiduciary duties. The environmental rehabilitation trust received, holds, and invests funds for the rehabilitation or management of negative environmental impacts associated with mining and exploration activities. The contributions are aimed at providing sufficient funds at date of estimated closure of mining activities to address the rehabilitation and environmental impacts. Funds accumulated for a specific mine or exploration project can only be utilized for the rehabilitation and environmental impacts of that specific mine or project. Currently, the funds are invested in highly liquid, short-term instruments; however, the investment growth strategy has not been finalized. If a mine or exploration project withdraws from the fund for whatever valid reason, the funds accumulated for such mine or exploration project are transferred to a similar fund approved by management. At December 31, 2012, the environmental rehabilitation trust assets were $20 million, which were recorded in “Other long-term assets” on the Consolidated Balance Sheets.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
13.	Commitments and Contingencies

Purchase Commitments—At June 30, 2013, purchase commitments were $67 million for the remainder of 2013, $94 million for 2014, $36 million for 2015, $23 million for 2016, $23 million for 2017 and $104 million thereafter.

Letters of Credit—At June 30, 2013, the Company had outstanding letters of credit, bank guarantees and performance bonds of approximately $45 million, of which $25 million in letters of credit were issued under the UBS Revolver and $17 million were bank guarantees issued by ABSA.

Legal—The Western Australia Office of State Revenue (the “OSR”) continues to review their technical position on the imposition of stamp duty on the transfer of Tronox Incorporated’s shares related to Kerr-McGee’s restructuring in 2002 and from the share transfer related to the spinoff of Tronox Incorporated from Kerr-McGee in 2005. On October 20, 2012, the OSR rendered its assessment of $5 million, comprised of a primary stamp duty liability of $3 million and penalty tax of $2 million. The Company had accrued $3 million at December 31, 2012, which was recorded in “Trade and other payables” in the unaudited Condensed Consolidated Balance Sheets. As required by law, the Company paid the entire amount of the assessment in January 2013; however it has submitted an objection to the interest penalty, setting out the reasons that the Commissioner of State Revenue has erred in the imposition of the interest penalty. The Company expects to resolve the matter by the end of 2013.

Environmental Contingencies—In accordance with ASC 450, Contingencies, the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or an assessment has been asserted or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be estimated. It is not possible for the Company to reliably estimate the amount and timing of all future expenditures related to environmental matters because, among other reasons, environmental laws and regulations, as well as enforcement policies and clean up levels, are continually changing, and the outcome of court proceedings, alternative dispute resolution proceedings (including mediation) and discussions with regulatory agencies are inherently uncertain.

The Company believes that it has reserved adequately for the probable and reasonably estimable costs of known contingencies. There is no environmental litigation, claim or assessment that has been asserted nor is there any probability of an assessment or a claim for which the Company has not recorded a liability. However, additions to the reserves may be required as additional information is obtained that enables the Company to better estimate its liabilities. The Company cannot reliably estimate the amount of future additions to the reserves at this time. In certain situations, reserves may be probable but not estimable. Additionally, sites may be identified in the future where the Company could have potential liability for environmental related matters. If a site is identified, the Company will evaluate to determine what reserve, if any, should be established.

Other Matters—From time to time, the Company may be party to a number of legal and administrative proceedings involving environmental and/or other matters in various courts or agencies. These proceedings, individually and in the aggregate, may have a material adverse effect on the Company. These proceedings may be associated with facilities currently or previously owned, operated or used by the Company and/or its predecessors, some of which may include claims for personal injuries, property damages, cleanup costs and other environmental matters. Current and former operations of the Company may also involve management of regulated materials, which are subject to various environmental laws and regulations including the Comprehensive Environmental Response Compensation and Liability Act (“CERCLA”), the Resource Conservation and Recovery Act (the “RCRA”) or state equivalents. Similar environmental laws and regulations and other requirements exist in foreign countries in which the Company operates.

14. Commitments and Contingencies

Leases—At December 31, 2012, minimum rental commitments, primarily for buildings, land, equipment and railcars under non-cancellable operating leases was $29 million for 2013, $27 million for 2014, $25 million for 2015, $23 million for 2016, $23 million for 2017 and $157 million thereafter. Total rental expense related to operating leases was $8 million, $12 million, $1 million and $15 million, respectively, for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010. Future minimum lease payments under capital leases at December 31, 2012 were not significant. See Note 12.

Purchase Commitments—At December 31, 2012, purchase commitments were $344 million for 2013, $318 million for 2014, $257 million for 2015, $7 million for 2016, $7 million for 2017 and $58 million thereafter.

Letters of Credit—At December 31, 2012, the Company had outstanding letters of credit, bank guarantees and performance bonds of approximately $55 million, of which $29 million in letters of credit were issued under the UBS Revolver.

Environmental Contingencies—In accordance with ASC 450, the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or an assessment has been asserted or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be estimated. It is not possible for the Company to reliably estimate the amount and timing of all future expenditures related to environmental matters because, among other reasons, environmental laws and regulations, as well as enforcement policies and clean up levels, are continually changing, and the outcome of court proceedings, alternative dispute resolution proceedings (including mediation) and discussions with regulatory agencies are inherently uncertain.

The Company believes that it has reserved adequately for the probable and reasonably estimable costs of known contingencies. There is no environmental litigation, claim or assessment that has been asserted nor is there any probability of an assessment or a claim for which the Company has not recorded a liability. However, additions to the reserves may be required as additional information is obtained that enables the Company to better estimate its liabilities. The Company cannot reliably estimate the amount of future additions to the reserves at this time. In certain situations, reserves may be probable but not estimable. Additionally, sites may be identified in the future where the Company could have potential liability for environmental related matters. If a site is identified, the Company will evaluate to determine what reserve, if any, should be established.

Legal—The Western Australia Office of State Revenue (the “OSR”) continues to review their technical position on the imposition of stamp duty on the transfer of Tronox Incorporated’s shares related to Kerr-McGee’s restructuring in 2002 and from the share transfer related to the spinoff of Tronox Incorporated from Kerr-McGee in 2005. On January 17, 2012, the OSR contacted the Company seeking additional information related to the 2005 spinoff. In addition, the OSR informed the Company that it has made a preliminary determination that the Company was land rich at the time of the 2002 share transfers and, as a result, the Company may be liable for stamp duty and penalties arising from that share transfer. The OSR has not made an assessment at this time and continues discussions with the Company and its legal advisors. The Company has accrued stamp duty on the 2002 transaction in the amount of $3 million based upon its position that the Company was not land rich at the time of the share transfers. The Company intends to exercise all of its legal and administrative remedies in the event that the OSR makes an assessment based upon its claim that it is land rich.

During 2011, the outstanding legal disputes between the Company and RTI Hamilton, Inc dating back to 2008 came to a close with the parties reaching an agreement in principle. The agreement reflects a compromise and settlement of disputed claims in complete accord and satisfaction thereof. RTI Hamilton paid Tronox the sum of $11 million, of which $1 million constituted payment for capital costs incurred by the Company in relation to the agreement, plus interest.

Other Matters—From time to time, the Company may be party to a number of legal and administrative proceedings involving environmental and/or other matters in various courts or agencies. These proceedings, individually and in the aggregate, may have a material adverse effect on the Company. These proceedings may be associated with facilities currently or previously owned, operated or used by the Company and/or its predecessors, some of which may include claims for personal injuries, property damages, cleanup costs and other environmental matters. Current and former operations of the Company may also involve management of regulated materials, which are subject to various environmental laws and regulations including the Comprehensive Environmental Response Compensation and Liability Act (“CERCLA”), the Resource Conservation and Recovery Act (“RCRA”) or state equivalents. Similar environmental laws and regulations and other requirements exist in foreign countries in which the Company operates.

Shareholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders Equity
14.	Shareholders Equity

The changes in outstanding shares for the six months ended June 30, 2013 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2012	62,103,989
Shares issued for share-based compensation	66,524
Shares issued for warrants exercised	81,015
Shares issued for options exercised	50,000

Balance at June 30, 2013	62,301,528

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2012	51,154,280

Balance at June 30, 2013	51,154,280

Dividends Declared

On May 7, 2013, the Board declared a quarterly dividend of $0.25 per share which was paid on May 28, 2013 to holders of Class A Shares and Class B Shares at close of business on May 20, 2013. On February 19, 2013, the Board declared a quarterly dividend of $0.25 per share which was paid on March 20, 2013 to holders of our Class A Shares and Class B Shares at close of business on March 6, 2013. During the six months ended June 30, 2013, the Company paid dividends of $57 million.

Warrants

Prior to the Transaction, Tronox Incorporated had issued Series A warrants and Series B warrants (collectively, the “Tronox Incorporated Warrants”). In connection with the Transaction, and pursuant to the terms of the Tronox Incorporated Warrant Agreement, Tronox Limited entered into an amended and restated warrant agreement, dated as of the Transaction Date, whereby the holders of the Tronox Limited Warrants are entitled to purchase one Class A Share and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant (the “Series A Warrants”) and $68.56 for each Series B Warrant (the “Series B Warrants”, collectively with the Series A Warrants, the “Warrants”). On the Transaction Date, there were 841,302 Warrants outstanding. The Warrants have a seven-year term from the date initially issued and will expire on February 14, 2018. A holder may exercise the Warrants by paying the applicable exercise price in cash or on a cashless basis. The Warrants are freely transferable by the holder thereof.

In connection with the stock split, holders of the Warrants are entitled to purchase five Class A Shares and receive $12.50 in cash. At June 30, 2013, the exercise price, adjusted for dividends paid, was $60.39 for each Series A Warrant and $66.65 for each Series B Warrants. At June 30, 2013, there were 357,570 Series A Warrants and 465,465 Series B Warrants outstanding.

Stock Split Declared

On June 26, 2012, the Board approved a 5-to-1 stock split for holders of its Class A Shares and Class B Shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class. As a result of the stock split, the Company recorded an increase to “Tronox Limited Class A ordinary shares” of $1 million and an increase to “Tronox Limited Class B ordinary shares” of less than $1 million, with corresponding decreases to “Retained earnings” on the unaudited Condensed Consolidated Balance Sheets.

Share Repurchases

On June 26, 2012, the Board authorized the repurchase of Class A Shares in open market transactions. During the second quarter of 2012, the Company repurchased 17,000 Class A Shares at an average price of $120.75 per share, on a pre-split basis, for a total cost of $2 million. During 2012, the Company repurchased 12,626,400 Class A Shares, affected for the 5-for-1 share split, at an average price of $25.84 per share, inclusive of commissions, for a total cost of $326 million, respectively. Repurchased shares were subsequently cancelled in accordance with Australian law. On September 27, 2012, the Company announced the successful completion of its share repurchase program.

15. Shareholders’ Equity

Share split Declared

On June 26, 2012, the Board approved a 5-to-1 share split for holders of its Class A Shares and Class B Shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class. As a result of the share split, the Company recorded an increase to Class A and Class B Shares of $1 million with corresponding decreases to “Retained earnings” on the Consolidated Balance Sheets.

Outstanding Shares

The changes in outstanding and treasury shares for the year ended December 31, 2012 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction(1)	76,644,650
Shares issued for share-based compensation	24,620
Shares issued for warrants exercised	9,353
Shares purchased by the T-Bucks Trust(2)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares	(1,400,000)
Shares repurchased/cancelled(3)	(12,626,400)

Balance at December 31, 2012	62,103,989

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction	49,754,280
Class A Shares purchased by Exxaro, and converted to Class B Shares	1,400,000

Balance at December 31, 2012	51,154,280

Tronox Incorporated shares outstanding:
Balance at December 31, 2011	75,383,455
Shares issued for share-based compensation	570,785
Shares issued for warrants exercised	690,385
Shares issued for claims	25
Shares exchanged in connection with the Transaction(1)	(76,644,650)

Balance at December 31, 2012	—

Tronox Incorporated shares held as treasury:
Balance at December 31, 2011	472,565
Shares issued for share-based compensation	239,360
Shares cancelled in connection with the Transaction(1)	(711,925)

Balance at December 31, 2012	—

(1)	Shares issued in connection with the Transaction have been adjusted for the 5-for-1 share split. On the Transaction Date, the Company issued 15,328,930 Class A Shares and 9,950,856 Class B Shares.
(2)	During the third quarter of 2012, the Company created the T-Bucks Employee Participation Plan for the benefit of certain employees in South Africa. See Note 19 for additional information.
(3)

In accordance with Australian law, the Company is not permitted to hold shares of its own ordinary shares. As such, all Class A Shares that were repurchased by the Company have been cancelled. Additionally, all shares of Tronox Incorporated common stock that were held by Tronox Incorporated on the Transaction date were cancelled in connection with the Transaction. The number of Class A Shares repurchased has been adjusted for the 5-for-1 share split.

Warrants

As part of its emergence from bankruptcy, Tronox Incorporated issued to existing holders of its equity, warrants in two tranches, Series A warrants and Series B warrants (collectively, the “Tronox Incorporated Warrants”), to purchase up to an aggregate of 1,216,216 shares, or 7.5%, Tronox Incorporated’s shares. In connection with the Transaction, and pursuant to the terms of the Tronox Incorporated Warrant Agreement, Tronox Limited entered into an amended and restated warrant agreement, dated as of the Transaction Date, whereby the holders of the Tronox Limited Warrants are entitled to purchase one Class A Share and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant (the “Series A Warrants”) and $68.56 for each Series B Warrant (the “Series B Warrants,” collectively with the Series A Warrants, the “Warrants”). On the Transaction Date, there were 841,302 Warrants outstanding. The Warrants have a seven-year term from the date initially issued and will expire on February 14, 2018. A holder may exercise the Warrants by paying the applicable exercise price in cash or on a cashless basis. The Warrants are freely transferable by the holder thereof.

In connection with the share split, holders of the Warrants are entitled to purchase five Class A Shares and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant and $68.56 for each Series B Warrant. As of December 31, 2012 there were 364,817 Series A Warrants and 474,421 Series B Warrants outstanding.

Share Repurchases

On June 26, 2012, the Board authorized the repurchase of 10% of Tronox Limited voting securities in open market transactions. During 2012, the Company repurchased 12,626,400 Class A Shares, affected for the 5-for-1 share split, at an average price of $25.84 per share, inclusive of commissions, for a total cost of $326 million. Repurchased shares were subsequently cancelled in accordance with Australian law. On September 27, 2012, the Company announced the successful completion of its share repurchase program.

Exxaro Share Purchases

The Company’s constitution provides that, subject to certain exceptions, when Exxaro acquires a Class A Share, it automatically converts to a Class B Share. As such, Exxaro generally will not hold Class A Shares. During October 2012, Exxaro purchased 1,400,000 Class A Shares in market purchases, which converted to Class B Shares.

Dividends Declared

On November 8, 2012, the Board declared a quarterly dividend of $0.25 per share to holders of Class A Shares and Class B Shares, totaling approximately $29 million. On June 26, 2012, the Board declared a quarterly dividend of $0.25 per share to holders of Class A Shares and Class B Shares, totaling $32 million.

Tronox Incorporated Common Shares

On August 6, 2012, Tronox Limited and Tronox Incorporated filed post-effective amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-181842) declared effective by the SEC on July 11, 2012 (the “Form S-1”) to deregister the Tronox Incorporated Class A common shares and exchangeable shares which were not issued on the date of the Transaction.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
15.	Income Taxes

The Company’s operations are conducted through its various subsidiaries in a number of countries throughout the world. The Company has provided for income taxes based upon the tax laws and rates in the countries in which operations are conducted and income is earned. For the three and six months ended June 30, 2013, Tronox Limited was the public parent registered under the laws of the State of Western Australia. For the three months ended June 30, 2012 and from June 15, 2012 through June 30, 2012, Tronox Limited was the public parent; however, prior to June 15, 2012, Tronox Incorporated was the public parent, a Delaware corporation registered in the United States.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Income tax benefit (provision)	$(1)	$84	$(2)	$66
Income (Loss) before Income Taxes	$—	$1,060	$(44)	$1,164
Effective tax rate	—%	(8)%	(5)%	(6)%

The effective tax rates for the three months and the six months ended June 30, 2013, differ from the Australian statutory rate of 30% primarily due to withholding tax accruals, valuation allowances in the United States, and income in foreign jurisdictions taxed at rates different than 30%.

The negative effective tax rates for 2012 differ from the U.S. statutory rate of 35% primarily as a consequence of the Company re-domiciling in Australia. Because the Australian tax laws provide for a resetting of the tax basis of the business assets to market value, the Company recorded a tax benefit related to this market value basis adjustment. The overall tax benefit from this basis adjustment was partially offset by a valuation allowance established for the portion of the tax benefit which the Company believes will not be realized. Because this basis change did not pertain to an entity acquired in the Transaction, this net tax benefit was recorded through tax expense and did not impact the Company’s gain on bargain purchase.

Additionally, the 2012 periods shown above were impacted by valuation allowances in the United States, income in foreign jurisdictions taxed at rates lower than 35%, and the Company’s gain on the bargain purchase, which was recorded net of the financial tax impact and is not subject to income tax in any jurisdiction.

The application of business combination accounting on June 15, 2012 resulted in the re-measurement of deferred income taxes associated with recording the assets and liabilities of acquired entities at fair value pursuant to ASC 805. As a result, deferred income taxes were recorded at amounts determined in accordance with ASC 740, Income Taxes (“ASC 740”), of $205 million as part of the Company’s gain on bargain purchase. The Company does not believe an ownership change occurred as a result of the Transaction.

The Company continues to maintain a valuation allowance related to the net deferred tax assets in the United States. Future provisions for income taxes will include no tax benefits with respect to losses incurred and tax expense only to the extent of current alternative minimum tax and state tax payments until the valuation allowance in the United States is eliminated. ASC 740 requires that all available positive and negative evidence be weighted to determine whether a valuation allowance should be recorded.

17. Income Taxes

The Company’s operations are conducted through its various subsidiaries in a number of countries throughout the world. The Company has provided for income taxes based upon the tax laws and rates in the countries in which operations are conducted and income is earned. For the year ended December 31, 2012, Tronox Limited is the public parent registered under the laws of the State of Western Australia. For the year ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, Tronox Incorporated was the public parent, a Delaware corporation, registered in the United States. Income (loss) from continuing operations before income taxes is comprised of the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australia	$1,019	$70	$107	$2
United States	10	120	497	(10)
Other	(21)	72	28	15

Total	$1,008	$262	$632	$7

The income tax benefit (provision) from continuing operations is summarized below:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australian:
Current	$(28)	$(1)	$—	$(6)
Deferred	124	(4)	(1)	5
U.S. Federal & State:
Current	(9)	—	—	—
Deferred	—	—	—	—
Other:
Current	—	(14)	—	(1)
Deferred	38	(1)	—	—

Total benefit(provision) from continuing operations	$125	$(20)	$(1)	$(2)

In the following table, the applicable statutory income tax rates are reconciled to the Company’s effective income tax rates for “Income (Loss) from Continuing Operations” as reflected in the Consolidated Statements of Operations.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Statutory tax rate	30%	35%	35%	35%
Increases (decreases) resulting from:
Tax rate differences	(6)	(5)	—	93
Foreign exchange	—	—	—	39
Disallowable expenditures	(1)	7	—	166
Foreign interest disallowance	—	2	—	61
Gain on bargain purchase (net of tax)	(31)	—	—	—
Resetting of tax basis to market value	(7)	—	—	—
Permanent adjustment for fresh start (net of tax)	—	—	(29)	—
Prior year accruals	—	(1)	—	23
Change in uncertain tax positions	—	(6)	—	54
U.S. state income taxes	—	2	—	(15)
Valuation allowances	(1)	(25)	(1)	(427)
Withholding taxes	2	—	—	—
Other, net	2	(1)	(5)	1

Effective tax rate	(12%)	8%	0%	30%

The application of business combination accounting on June 15, 2012, resulted in the remeasurement of deferred income taxes associated with recording the assets and liabilities of the acquired entities at fair value pursuant to ASC 805. As a result, deferred income taxes of $185 million were recorded in accordance with ASC 740.

Additionally, certain subsidiaries of the Company re-domiciled in Australia subsequent to the Transaction. Because the Australian tax laws provide for a resetting of the tax basis of the business assets to market value, the Company recorded a tax benefit related to this market value basis adjustment. The overall tax benefit from this basis adjustment increase was partially offset by a valuation allowance. Because this basis change did not pertain to an entity acquired in the Transaction, this net tax benefit was recorded through tax expense and did not impact the Company’s gain on bargain purchase.

The application of fresh-start accounting on January 31, 2011, resulted in the re-measurement of deferred income tax liabilities associated with the revaluation of Tronox Incorporated and subsidiaries’ assets and liabilities pursuant to ASC 852. As a result, deferred income taxes were recorded at amounts determined in accordance with ASC 740 of $12 million as part of reorganization income. Additionally, during 2011, Tronox Incorporated released valuation allowances against certain of its deferred tax assets in the Netherlands and Australia resulting from this re-measurement.

For U.S. federal income tax purposes, typically the amount of cancellation of debt income (“CODI”) recognized, and accordingly the amount of tax attributes that may be reduced, depends in part on the fair market value of non-cash consideration given to creditors. On Tronox Incorporated’s date of emergence, the fair market value of non-cash consideration given was such that the creditors received consideration in excess of their claims. For this reason, Tronox Incorporated did not recognize any CODI and retained all of its U.S. tax attributes. In addition, Tronox Incorporated reflected a tax deduction for the premium paid to the creditors of $1,130 million. This deduction will increase the Company’s net operating losses (“NOL’s”) in the United States and in various states where the Company has filing requirements. The resulting federal tax benefit of $395 million and the estimated corresponding state tax benefit of $51 million, net of the deferred federal effect, have been fully offset by a valuation allowance in accordance with ASC 740, after considering all available positive and negative evidence. Because the financial offset for the consideration given to creditors was recorded through equity, neither the tax benefits nor the offsetting valuation allowance impacts were shown in the effective tax rate calculations. Instead, the excess tax benefit, which netted to zero with the valuation allowance, was reflected as an equity adjustment.

The Company does not believe an ownership change occurred as a result of the Transaction. Upon the Company’s emergence from bankruptcy in the period ended January 31, 2011 the Company experienced an ownership change resulting in a limitation under IRC Sections 382 and 383 related to its U.S. NOL’s generated prior to emergence from bankruptcy. The Company does not expect that the application of these limitations will have any material affect upon its U.S. federal or state income tax liabilities.

Net deferred tax assets (liabilities) at December 31, 2012 and 2011 were comprised of the following:

	Successor
	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss and other carryforwards	$664	$495
Property, plant and equipment	197	6
Reserves for environmental remediation and restoration	31	6
Obligations for pension and other employee benefits	79	57
Investments	31	34
Grantor trusts	109	123
Inventory	2	4
Interest	24	—
Other accrued liabilities	50	16
Long-term notes payable	52	—
Unrealized foreign exchange losses	10	1
Other	8	1

Total deferred tax assets	1,257	743
Valuation allowance associated with deferred tax assets	(753)	(561)

Net deferred tax assets	504	182

Deferred tax liabilities:
Property, plant and equipment	(386)	(67)
Intangibles	(110)	(118)
Inventory	(22)	(1)
Other	(8)	(2)

Total deferred tax liabilities	(526)	(188)

Net deferred tax asset (liability)	$(22)	$(6)

Balance sheet classifications:
Deferred tax assets—current	$114	$4
Deferred tax assets—long-term	91	9
Deferred tax liability—current	(5)	—
Deferred tax liability—long-term	(222)	(19)

Net deferred tax asset	$(22)	$(6)

During the years ended December 31, 2012 and 2011, the total change to the valuation allowance was an increase of $192 million and an increase of $215 million, respectively.

The deferred tax assets generated by tax loss carryforwards have been partially offset by valuation allowances. The expiration of these carryforwards at December 31, 2012, is shown below. These expiration amounts are comprised of Australian, United States, state, and other jurisdictional losses.

	Australia	U.S. Federal	U.S. State	Other	Tax Loss Carryforwards Total
2013	$—	$—	$—	$22	$22
2014	—	—	—	52	52
2015	—	—	—	31	31
2016	—	—	11	6	17
2017	—	—	—	3	3
Thereafter	253	1,226	1,431	322	3,232

Total tax losses	$253	$1,226	$1,442	$436	$3,357

At December 31, 2012, Tronox Limited, the new Australian holding company, has no undistributed earnings of foreign subsidiaries. Tronox Incorporated has certain foreign subsidiaries with undistributed earnings which total $199 million. The Company has made no provision for deferred taxes for these undistributed earnings because they are considered to be indefinitely reinvested outside of the parents’ taxing jurisdictions. The distribution of these earnings in the form of dividends or otherwise may subject the Company to U.S. federal and state income taxes and potentially to foreign withholding taxes. However, because of the complexities of taxation of foreign earnings, it is not practicable to estimate the amount of additional tax that might be payable on the eventual remittance of these earnings to their parent corporations.

The Company continues to maintain a valuation allowance related to the net deferred tax assets in the United States. Future provisions for income taxes will include no tax benefits with respect to losses incurred and tax expense only to the extent of current alternative minimum tax and state tax payments until the valuation allowance in the United States is eliminated. ASC 740 requires that all available positive and negative evidence be weighted to determine whether a valuation allowance should be recorded.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for 2012 is as follows:

Successor 2012
Balance at January 1	$2
Additions for tax positions related to prior year	2

Balance at December 31	$4

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

2011
Predecessor: Balance at January 1	$13

Successor: Balance at January 31	13
Additions for tax positions related to the current year	1
Decrease due to settlements	(3)
Decrease due to lapse of applicable statute of limitations	(9)

Successor: Balance at December 31	$2

Included in the balance at December 31, 2012 and 2011, were tax positions of $1 million and $1 million, respectively, for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility. The net benefit associated with approximately $3 million and $1 million of the December 31, 2012 and 2011 reserve, respectively, for unrecognized tax benefits, if recognized, would affect the effective income tax rate.

As a result of potential settlements, it is reasonably possible that the Company’s gross unrecognized tax benefits for interest deductibility may decrease within the next twelve months by an amount up to $4 million.

The Company recognizes interest and penalties related to unrecognized tax benefits in “Income tax benefit (provision)” on the Consolidated Statements of Operations. During the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011, and year ended December 31, 2010, the Company recognized approximately $0 million, $(10) million, $0 million, and $2 million, respectively, in gross interest and penalties in the Consolidated Statement of Operations. At December 31, 2012 and 2011, the Company had no remaining accruals for the gross payment of interest and penalties related to unrecognized tax benefits and the noncurrent liability section of the Consolidated Balance Sheet reflected $4 million and $2 million, respectively, as the reserve for uncertain tax positions.

The Australian returns of the Company are closed through 2004. The U.S. returns are closed for years through 2008, with the exception of issues for which the Kerr-McGee Corporation refund claim is being pursued in the United States Court of Federal Claims. The Netherlands returns are closed through 2005. The Switzerland returns are closed through 2009. In accordance with the Transaction Agreement, the Company is not liable for income taxes of the acquired companies with respect to periods prior to the Transaction Date.

The Company believes that it has made adequate provision for income taxes that may be payable with respect to years open for examination; however, the ultimate outcome is not presently known and, accordingly, additional provisions may be necessary and/or reclassifications of noncurrent tax liabilities to current may occur in the future.

Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings (Loss) Per Share
16.	Earnings (Loss) Per Share

Basic earnings (loss) per share is computed utilizing the two-class method, and is calculated based on weighted-average number of ordinary shares outstanding during the periods presented. Diluted earnings (loss) per share is computed using the weighted-average number of ordinary and ordinary equivalent shares outstanding during the periods utilizing the two-class method for nonvested restricted shares, warrants and options.

Certain unvested awards issued under the Tronox Limited Management Equity Incentive Plan and the T-Bucks Employee Participation Plan contain non-forfeitable rights to dividends declared on Class A Shares. Any unvested shares that participate in dividends are considered participating securities and are included in the Company’s computation of basic and diluted earnings per share using the two-class method, unless the effect of including such shares would be antidilutive. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of ordinary shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

The computation of basic and diluted loss per share for the periods indicated is as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Numerator—Basic and Diluted:
Net Loss	$(1)	$(46)
Less: Income attributable to noncontrolling interest	12	24

Undistributed loss	(13)	(70)
Percentage allocated to ordinary shares	100%	100%

Undistributed loss allocated to ordinary shares	(13)	(70)

Loss available to ordinary shares	$(13)	$(70)

Denominator—Basic and Diluted
Weighted-average ordinary shares (in thousands)	113,390	113,354

Loss per Share(1):
Basic loss per Share	$(0.11)	$(0.62)

Diluted loss per Share	$(0.11)	$(0.62)

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The computation of basic and diluted earnings per share for the periods indicated is as follows:

	Three Months Ended June 30, 2012	Six Month Ended June 30, 2012
Numerator—Basic and Diluted:
Net Income	$1,144	$1,230
Less: Dividends declared	(32)	(32)

Undistributed earnings	1,112	1,198
Percentage allocated to ordinary shares	99.5%	99.5%

Undistributed earnings allocated to ordinary shares	1,106	1,192
Add: Dividends declared allocated to common shares	32	32

Earnings available to ordinary shares	$1,138	$1,224

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	84,528	79,960
Add: Effect of Dilutive Securities:
Restricted stock	46	98
Warrants	2,956	2,963
Options	5	—

Denominator—Dilutive	87,535	83,021

Earnings per Share(1):
Basic earnings per Share	$13.46	$15.31

Diluted earnings per Share	$13.00	$14.74

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

In computing diluted earnings (loss) per share under the two-class method, the Company considered potentially dilutive shares. At June 30, 2013, 2,064,523 options with an average exercise price of $20.61, 357,570 Series A Warrants and 465,465 Class B Warrants, with exercise prices of $60.39 and $66.65, respectively, and 295,607 restricted stock units, with an average price of $20.99 were not recognized in the diluted earnings per share calculation as they were anti-dilutive. For the three and six months ended June 30, 2012, 308,255 options and 653,225 options, respectively, with average exercise prices of $28.02 and $24.84, respectively, were not recognized in the diluted earnings per share calculation as they were anti-dilutive.

18. Earnings Per Share

Basic earnings per share is computed utilizing the two-class method, and is calculated based on weighted-average number of ordinary shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of ordinary and ordinary equivalent shares outstanding during the periods utilizing the two-class method for nonvested restricted shares, warrants and options.

Certain unvested awards issued under the Tronox Limited Management Equity Incentive Plan and the T-Bucks Employee Participation Plan, as further discussed in Note 19, contain non-forfeitable rights to dividends declared on Class A Shares. Any unvested shares that participate in dividends are considered participating securities, and are included in the Company’s computation of basic and diluted earnings per share using the two-class method, unless the effect of including such shares would be antidilutive. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of ordinary shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

The following table sets forth the number of shares utilized in the computation of basic and diluted earnings per share from continuing operations for the periods indicated. The weighted average shares outstanding, potentially dilutive shares, earnings per share and anti-dilutive shares of the Successor have been restated to affect the 5-for-1 share split discussed in Note 15.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Numerator—Basic and Diluted:
Income from Continuing Operations	$1,133	$242	$631	$5
Add: Loss attributable to noncontrolling interest	1	—	—	—
Less: Dividends paid	(61)	—	—	—

Undistributed earnings	1,073	242	631	5
Percentage allocated to ordinary shares	99.26%	100%	100%	100%

Undistributed earnings allocated to ordinary shares	1,065	242	631	5
Add: Dividends paid allocated to ordinary shares	60	—	—	—

Earnings available to ordinary shares	$1,125	$242	$631	$5

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	98,985	74,905	41,311	41,232
Add: Effect of Dilutive Securities:
Restricted stock	49	275	88	151
Warrants	2,372	2,895	—	—
Options	—	20	—	—

Denominator—Dilutive	101,406	78,095	41,399	41,383

Earnings per Share:
Basic earnings per Share(1)	$11.37	$3.22	$15.28	$0.11

Diluted earnings per Share(1)	$11.10	$3.10	$15.25	$0.11

(1)	The basic and diluted earnings per share amounts were computed from exact, not rounded, income and share information.

In computing diluted earnings per share under the two-class method, the Company considered potentially dilutive shares. For the year ended December 31, 2012, 528,759 options with an average exercise price of $25.16 were not recognized in the diluted earnings per share calculation as they were antidilutive. For the one month ended January 31, 2011, 1,152,408 options with an average exercise price of $9.54 were anti-dilutive because they were not “in the money.”

During 2012, the Company created the T-Bucks Employee Purchase Plan for the benefit of certain employees at Tronox subsidiaries in South Africa. Shares held by the Trust are not considered outstanding for purposes of computing earnings per share. See Note 19 for additional information on the T-Bucks Employee Purchase Plan.

Share-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation
17.	Share-based Compensation

Compensation expense related to restricted share awards was $4 million and $20 million for the three months ended June 30, 2013 and 2012, respectively, and $6 million and $26 million for the six months ended June 30, 2013 and 2012, respectively. Compensation expense related to the Company’s nonqualified option awards was $1 million and less than $1 million for the three months ended June 30, 2013 and 2012, respectively, and $3 million and $1 million for the six months ended June 30, 2013 and 2012, respectively.

At June 30, 2013, unrecognized compensation expense related to the Company’s restricted shares and options, adjusted for estimated forfeitures, was approximately $48 million, with such unrecognized compensation expense expected to be recognized over a weighted-average period of approximately 3 years. The ultimate amount of such expense is dependent upon the actual number of restricted shares and options that vest. The Company periodically assesses the forfeiture rates used for such estimates. A change in estimated forfeiture rates would cause the aggregate amount of compensation expense recognized in future periods to differ from the estimated unrecognized compensation expense above.

Tronox Limited Management Equity Incentive Plan

On the Transaction Date, Tronox Limited adopted the Tronox Limited Management Equity Incentive Plan (the “Tronox Limited MEIP”), which permits the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted shares, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the maximum number of shares which may be the subject of awards (inclusive of incentive options) is 12,781,225 Class A Shares.

Restricted Shares

During the six months ended June 30, 2013, the Company granted restricted share awards to employees. All restricted share awards vest pursuant to both time requirements and performance requirements. The time provisions are graded vesting, while the performance provisions are cliff vesting and have a variable payout. During the six months ended June 30, 2013, as part of the annual director’s compensation program, the Company granted restricted share awards with graded vesting to members of the Board. In accordance with ASC 718, Compensation—Share-Based Compensation (“ASC 718”), the restricted share awards issued during 2013 are classified as equity awards, and are accounted for using the fair value established at the grant date.

Restricted share activity for the six months ended June 30, 2013 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2012	761,065	$20.62
Awards granted	780,640	20.96
Awards earned	(68,258)	24.18
Awards forfeited	(15,245)	23.86

Balance at June 30, 2013	1,458,202	$20.60

Outstanding awards expected to vest	1,422,910	$20.57

(1)	Represents the weighted-average grant-date fair value.

Restricted share activity for the six months ended June 30, 2012 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	160,835	27.39

Balance at June 30, 2012	581,600	$19.86

Outstanding awards expected to vest	574,716	$19.77

(1)	Represents the weighted-average grant-date fair value.

Options

During the six months ended June 30, 2013, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2012	612,439	$24.81
Options issued	1,553,110	19.10
Options exercised	(50,000)	22.00
Options expired	(32,822)	25.65
Options forfeited	(18,204)	20.40

Outstanding at June 30, 2013	2,064,523	$20.61	9.46	$2

Outstanding and expected to vest at June 30, 2013	1,801,008	$20.20	9.53	$2

Exercisable at June 30, 2013	165,012	$25.14	8.86	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at June 30, 2013 and the options’ exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.

Valuation and Cost Attribution Methods. Fair value is determined on the date of grant using the Black-Scholes option-pricing model, and is recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model using the following assumptions:

	February 25, 2013	March 11, 2013
Number of options granted	1,544,872	8,238
Fair market value and exercise price(1)	$19.09	$21.49
Risk-free interest rate(2)	1.04%	1.19%
Expected dividend yield	5.24%	4.65%
Expected volatility	56%	56%
Maturity (years)	10	10
Expected term (years)	6	6
Per-unit fair value of options granted	$6.28	$7.48

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

During the six months ended June 30, 2012, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56
Options issued	135,895	25.90

Outstanding at June 30, 2012	653,225	$24.84	9.68	$1

Outstanding and expected to vest at June 30, 2012	618,095	$24.86	9.68	$1

Exercisable at June 30, 2012	7,440	$24.60	9.52	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at June 30, 2012 and the options’ exercise price.

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the options granted and used the following assumptions:

June 26, 2012
Number of options granted	135,895
Fair market value and exercise price(1)	$25.90
Risk-free interest rate(2)	0.97%
Expected dividend yield	3.86%
Expected volatility	55%
Maturity (years)	10
Expected term (years)	6
Per-unit fair value of options granted	$9.43

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

T-Bucks Employee Participation Plan (“T-Bucks EPP”)

During 2012, the Company established the T-Bucks EPP for the benefit of certain qualifying employees (the “Participants”) of Tronox subsidiaries in South Africa (the “Employer Companies”). In accordance with the terms of the Trust Deed of the T-Bucks Trust (the “T-Bucks Trust Deed”), the Employer Companies funded the T-Bucks Trust (the “Trust”) in the amount of R124 million (approximately $15 million), which represents a capital contribution equal to R75,000 for each Participant. The funded amount was used to acquire 548,234 Class A Shares.

On September 3, 2012, the Participants were awarded shares units in the Trust which entitles them to receive shares of Tronox Limited upon completion of the vesting period on May 31, 2017. The Participants are also entitled to receive dividends on the Tronox shares during the vesting period. Forfeited shares are retained by the Trust and are allocated to future participants in accordance with the Trust Deed. Under certain conditions, as outlined in the Trust Deed, Participants may receive share units awarded before May 31, 2017. The fair value of the awards is the fair value of the shares determined at the Grant Date. Compensation costs are recognized over the vesting period using the straight-line method. In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

At June 30, 2013 and December 31, 2012, there were 548,234 shares in the trust with a fair value of $25.79, which represents the fair value on the date of purchase by the trust. Compensation expense during the three and six months ended June 30, 2013 was less than $1 million and $2 million, respectively.

Long-Term Incentive Plan

In connection with the Transaction, the Company assumed a long-term incentive plan (the “LTIP”) for the benefit of certain qualifying employees of Tronox subsidiaries in South Africa and Australia. The LTIP is classified as a cash-settled compensation plan, and is remeasured to fair value at each reporting date. At June 30, 2013, the LTlP plan liability was approximately $2 million, which was recorded in “Other long-term liabilities” on the unaudited Condensed Consolidated Balance Sheets. Compensation expense was less than $1 million for all periods presented.

Tronox Incorporated Management Equity Incentive Plan

In connection with its emergence from bankruptcy, Tronox Incorporated adopted the Tronox Incorporated management equity incentive plan (the “Tronox Incorporated MEIP”), which permitted the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted share, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Tronox Incorporated Board of Directors in its discretion deems appropriate, including any combination of the above. The number of shares available for delivery pursuant to the awards granted under the Tronox Incorporated MEIP was 1.2 million shares. All share and per share data related to the Tronox Incorporated Management Equity Incentive Plan is presented on a pre-split basis.

On the Transaction Date, 420,765 restricted shares of Tronox Incorporated vested in connection with the Transaction. The remaining restricted shares of Tronox Incorporated were converted to Tronox Limited restricted shares. Additionally, on the Transaction Date, 517,330 Tronox Incorporated options were converted to Tronox Limited options.

Restricted Shares

During the six months ended June 30, 2012, the Company granted restricted shares to its employees, which have graded vesting provisions. The Company was withholding the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that received these awards. In accordance with ASC 718, such restricted stock awards were classified as liability awards and were remeasured to fair value at each reporting date.

Restricted share activity with employees and directors was as follows:

	Number of Shares	Fair Value
Balance at December 31, 2011	1,177,995	$21.48
Awards granted	52,915	24.36
Awards earned	(810,145)	32.41
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at June 30, 2012	—	$—

(1)	Represents weighted average fair value. Liability awards are remeasured to fair value at each reporting date and upon vesting, while equity awards are presented at grant date fair value.

Options

Tronox Incorporated options activity was as follows:

	Number of Options	Price(1)
Balance at December 31, 2011	345,000	$22.00
Options issued	172,330	29.69
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56

Outstanding at June 30, 2012	—	$—

(1)	Represents weighted average exercise price.

Valuation and Cost Attribution Methods. Fair value is determined on the date of grant using the Black-Scholes option-pricing model, and is recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model using the following assumptions:

	January 2, 2012	June 6, 2012
Number of options granted	22,330	150,000
Fair market value and exercise price(1)	$24.60	$30.45
Risk-free interest rate(2)	1.97%	0.94%
Expected dividend yield	0.0%	0.0%
Expected volatility	49%	55%
Expected term (years)	10	10
Per-unit fair value of options granted	$14.78	$15.64

(3)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(4)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

19. Share-based Compensation

Compensation expense related to restricted share awards was $29 million, $14 million, less than $1 million and $1 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. Compensation expense related to the Company’s nonqualified option awards was $2 million, less than $1 million, $0 million and less than $1 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. During the one month ended January 31, 2011, the tax benefit associated with compensation expense had a corresponding offset to the valuation allowance, yielding no overall income tax benefit.

As of December 31, 2012, unrecognized compensation expense related to the Company’s restricted shares and options, adjusted for estimated forfeitures, was approximately $30 million, with such unrecognized compensation expense expected to be recognized over a weighted-average period of approximately 3 years. The ultimate amount of such expense is dependent upon the actual number of restricted shares and options that vest. The Company periodically assesses the forfeiture rates used for such estimates. A change in estimated forfeiture rates would cause the aggregate amount of compensation expense recognized in future periods to differ from the estimated unrecognized compensation expense above.

Tronox Limited Management Equity Incentive Plan

On the Transaction Date, Tronox Limited adopted the Tronox Limited management equity incentive plan (the “Tronox Limited MEIP”), which permits the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted shares, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the maximum number of shares which may be the subject of awards (inclusive of incentive options) is 12,781,225 Class A Shares.

Restricted Shares

During 2012, the Company granted 341,755 restricted share awards to employees, which have both time requirements and performance requirements. The time provisions are graded vesting, while the performance provisions are cliff vesting and have a variable payout. During 2012, the Company granted 34,740 restricted share awards with graded vesting to members of the Board. In accordance with ASC 718, the restricted share awards issued during 2012 are classified as equity awards and are accounted for using the fair value established at the grant date.

The following table summarizes restricted share activity for the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	$—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	376,495	24.97
Awards earned	(24,620)	20.87
Awards forfeited	(11,575)	29.32

Balance at December 31, 2012	761,065	$20.62

Outstanding awards expected to vest	754,162	$20.57

(1)	Represents the weighted-average grant-date fair value.

Options

On October 26, 2012 and November 12, 2012, the Company granted 88,233 and 711 options, respectively, to employees to purchase Class A Shares, respectively, which vest over a three year period. The following table presents a summary of activity for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—	—		$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56	9.10		—
Options issued	247,904	23.83	9.62		—
Options forfeited	(159,880)	22.55	—		—
Options vested	(76,595)	22.25	—		—

Outstanding at December 31, 2012	528,759	$25.16	9.38	$

Outstanding awards expected to vest	491,416	$25.23	9.40		—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable. The fair value of awards granted in connection with the share split has been affected to reflect the estimated fair value on the date of such share split.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price. Options issued in connection with the share split had no effect on the intrinsic value of outstanding options.

October 26, 2012 Grants

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the 88,233 options granted on October 26, 2012 and used the following assumptions:

2012
Risk-free interest rate	1.02%
Expected dividend yield	4.84%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$7.03

The Company used the fair market value and exercise price of $20.64, which was the adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, recorded on October 26, 2012.

Expected Volatility—In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2012 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate—The Company used a risk-free interest rate of 1.02%, which was the risk-free interest rate based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

November 12, 2012 Grants

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the 711 options granted on November 12, 2012 and used the following assumptions:

2012
Risk-free interest rate	0.87%
Expected dividend yield	5.34%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$6.07

The Company used the fair market value and exercise price of $18.72, which was the adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, recorded on November 12, 2012.

Expected Volatility—In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2012 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate—The Company used a risk-free interest rate of 0.87%, which was the risk-free interest rate based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

T-Bucks Employee Participation Plan (“T-Bucks EPP”)

During 2012, the Company established the T-Bucks EPP for the benefit of certain qualifying employees (the “Participants”) of Tronox subsidiaries in South Africa (the “Employer Companies”). In accordance with the terms of the Trust Deed of the T-Bucks Trust (the “T-Bucks Trust Deed”), the Employer Companies funded the T-Bucks Trust (the “Trust”) in the amount of R124 million (approximately $15 million), which represents a capital contribution equal to R75,000 for each Participant. The funded amount was used to acquire 548,234 Class A Shares. Additional contributions may be made in the future at the discretion of the Board.

On September 3, 2012, the Participants were awarded share units in the Trust which entitles them to receive shares of Tronox Limited upon completion of the vesting period on May 31, 2017. The Participants are also entitled to receive dividends on the Tronox shares during the vesting period. Forfeited shares are retained by the Trust and are allocated to future participants in accordance with the Trust Deed. Under certain conditions, as outlined in the Trust Deed, Participants may receive share units awarded before May 31, 2017. The fair value of the awards is the fair value of the shares determined at the Grant Date. Compensation costs are recognized over the vesting period using the straight-line method. Compensation expense for the year ended December 31, 2012 was $1 million. In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Shares acquired by the Trust	548,234	$25.79

Balance at December 31, 2012	548,234	$25.79

Outstanding awards expected to vest	548,234	$25.79

(1)	Represents the fair value on the date of purchase by the Trust.

Long-Term Incentive Plan

In connection with the Transaction, the Company assumed a long-term incentive plan (the “LTIP”) for the benefit of certain qualifying employees of Tronox subsidiaries in South Africa and Australia. The LTIP is classified as a cash settled compensation plan and is re-measured to fair value at each reporting date. At December 31, 2012, the LTlP plan liability was approximately $8 million.

Tronox Incorporated Management Equity Incentive Plan

In connection with its emergence from bankruptcy, Tronox Incorporated adopted the Tronox Incorporated management equity incentive plan (the “Tronox Incorporated MEIP”), which permitted the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted share, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Tronox Incorporated Board of Directors in its discretion deems appropriate, including any combination of the above. The number of shares available for delivery pursuant to the awards granted under the Tronox Incorporated MEIP was 1.2 million shares.

On the Transaction Date, 748,980 restricted shares of Tronox Incorporated vested in connection with the Transaction. The remaining restricted shares of Tronox Incorporated were converted to Tronox Limited restricted shares.

Restricted Shares

During 2012, Tronox Incorporated granted 52,915 shares to employees, which have graded vesting provisions. The plan allows Tronox Incorporated to withhold, for tax purposes, the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that have received these awards. In accordance with ASC 718, such restricted share awards were classified as liability awards and were re-measured to fair value at each reporting date.

The following table summarizes restricted shares activity during the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	1,177,995	$22.01
Awards granted	52,915	24.36
Awards earned	(810,145)	24.30
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at December 31, 2012	—	$—

(1)	Represents the weighted-average grant-date fair value.

Options

The following table presents a summary of activity for the Tronox Incorporated options for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	172,330	29.69	9.87	—
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56	9.59	0.7

Outstanding at December 31, 2012	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price.

Predecessor

Upon emergence from bankruptcy, all predecessor common stock equivalents, including but not limited to options and restricted stock units of Tronox Incorporated were vested and immediately cancelled with the plan of reorganization.

Overview—Tronox Incorporated’s Long Term Incentive Plan (the “Predecessor LTIP”) authorized the issuance of shares of Tronox Incorporated common stock to certain employees and non-employee directors any time prior to November 16, 2015, in the form of fixed-price options, restricted stock, stock appreciation rights or performance awards. As of the date of emergence from bankruptcy, all stock-based awards previously issued under the Predecessor’s LTIP plan vested and were immediately cancelled.

The following table summarizes information about restricted stock award, performance award and option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Options
Restricted Shares	Number of Shares	Fair Value(1)	Number Of Units	Number of Options	Price(2)	Contractual Life (Years)(2)	Intrinsic Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

Pension and Other Postretirement Healthcare Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Pension and Other Postretirement Healthcare Benefits
18.	Pension and Other Postretirement Healthcare Benefits

The Company sponsors noncontributory defined benefit retirement plans (qualified and nonqualified plans) in the United States, a contributory defined benefit retirement plan in the Netherlands, a U.S. contributory postretirement healthcare plan and a South Africa postretirement healthcare plan.

The components of net periodic cost associated with the U.S. and foreign retirement plans recognized in the unaudited Condensed Consolidated Statement of Operations were as follows:

	Retirement Plans
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net periodic cost:
Service cost	$2	$—	$3	$1
Interest cost	5	5	10	11
Expected return on plan assets	(5)	(4)	(10)	(10)
Net amortization of actuarial loss	—	—	1	—

Total net periodic cost	$2	$1	$4	$2

The components of the Company’s net periodic cost for the postretirement healthcare plans recognized in the unaudited Condensed Consolidated Statement of Operations were less than $1 million and $1 million for the three and six months ended June 30, 2013, respectively, and less than $1 million for both the three and six months ended June 30, 2012.

20. Pension and Other Postretirement Healthcare Benefits

The Company sponsors noncontributory defined benefit retirement plans (qualified and nonqualified plans) in the United States, a contributory defined benefit retirement plan in the Netherlands, a U.S. contributory postretirement healthcare plan and a South Africa postretirement healthcare plan.

U.S. Plans

Qualified Benefit Plan—The Company sponsors a noncontributory qualified defined benefit plan (funded) (the “U.S. Qualified Plan”) in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”) and the Internal Revenue Code. The Company made contributions into funds managed by a third-party, and those funds are held exclusively for the benefit of the plan participants. Benefits under the U.S. Qualified Plan were generally calculated based on years of service and final average pay. The U.S. Qualified Plan was frozen and closed to new participants on June 1, 2009.

Postretirement Healthcare Plan—The Company sponsors an unfunded U.S. postretirement healthcare plan. Under the plan, substantially all U.S. employees are eligible for postretirement healthcare benefits provided they reach retirement age while working for the Company. The plan provides medical and dental benefits to U.S. retirees and their eligible dependents.

Foreign plans

Netherlands Plan—On January 1, 2007, the Company established the TDF-Botlek Pension Fund Foundation (the” Netherlands Plan”) to provide defined pension benefits to qualifying employees of Tronox Pigments (Holland) B.V. and its related companies. The Netherlands Plan is a contributory benefit plan under which participants contribute 4% of the costs. Contributions by the Company and participants are held in the fund for the sole benefit of the participants. Benefits are determined by applying the benefit formula to the pensionable salary, and are payable to participants upon retirement. Under the Netherlands Plan, a participant’s surviving spouse and children are entitled to benefits subject to certain benefit thresholds.

South Africa Postretirement Healthcare Plan—As part of the Transaction, the Company established a post-employment healthcare plan, which provides medical and dental benefits to certain Namakwa Sands employees, retired employees and their registered dependants (the “South African Plan”). The South African Plan provides benefits as follows: (i) members employed before March 1, 1994 receive 100% post-retirement and death-in-service benefits; (ii) members employed on or after March 1, 1994 but before January 1, 2002 receive 2% per year of completed service subject to a maximum of 50% post-retirement and death-in-service benefits; and (iii) members employed on or after January 1, 2002 receive no post-retirement and death-in-service benefits.

Plan financial information

Benefit Obligations and Funded Status—The following provides a reconciliation of beginning and ending benefit obligations, beginning and ending plan assets, funded status and balance sheet classification of the Company’s pension and other postretirement healthcare plans as of and for the years ended December 31, 2012 and 2011. The benefit obligations and plan assets associated with the Company’s principal benefit plans are measured on December 31.

	Retirement Plans		Postretirement Healthcare Plans
	Successor	Successor	Successor	Successor
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligations:
Benefit obligation, beginning of year	$483	$481	$9	$9
Service cost	3	3	1	—
Interest cost	22	23	1	—
Net actuarial (gains) losses	78	20	2	1
Foreign currency rate changes	2	(3)	—	—
Contributions by plan participants	1	1	1	1
Acquired in the Transaction	—	—	6	—
Special termination benefits	—	1	—	—
Termination of the nonqualified benefits restoration plan	—	(9)	—	—
Benefits paid	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Benefit obligation, end of year	557	483	18	9

Change in plan assets:
Fair value of plan assets, beginning of year	350	372	—	—
Actual return on plan assets	47	7	—	—
Employer contributions(1)	30	7	1	1
Participant contributions	1	1	1	1
Foreign currency rate changes	2	(3)	—	—
Benefits paid(1)	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Fair value of plan assets, end of year	398	350	—	—

Net over (under) funded status of plans	$(159)	$(133)	$(18)	$(9)

Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset	$—	$1	$—	$—
Current accrued benefit liability	—	—	(1)	(1)
Noncurrent accrued benefit liability	(159)	(134)	(17)	(8)

Sub-total of liabilities	(159)	(133)	(18)	(9)
Accumulated other comprehensive loss	94	50	5	1

Total	$(65)	$(83)	$(13)	$(8)

(1)	The Company expects 2013 contributions to be approximately $4 million for the Netherlands plan and $6 million for the U.S. qualified retirement plan, while net benefits paid are expected to be approximately $1 million for the U.S. postretirement healthcare plan.

At December 31, 2012, the Company’s U.S. qualified retirement plan was in an underfunded status of $134 million. As a result, the Company has a projected minimum funding requirement of $13 million for 2012, which will be payable in 2013.

Funded Status—The following table summarizes the accumulated benefit obligation, the projected benefit obligation, the market value of plan assets and the funded status of the Company’s funded retirement plans.

	Successor		Successor
	December 31, 2012		December 31, 2011
	U.S. Qualified Plan	The Netherlands Retirement Plan	U.S. Qualified Plan	The Netherlands Retirement Plan
Accumulated benefit obligation	$420	$117	$392	$79
Projected benefit obligation	(420)	(137)	(393)	(90)
Market value of plan assets	286	112	259	91

Funded status—(under)/over funded	$(134)	$(25)	$(134)	$1

Expected Benefit Payments—The following table shows the expected cash benefit payments for the next five years and in the aggregate for the years 2018 through 2022:

	2013	2014	2015	2016	2017	2018- 2022
Retirement Plans(1)	$32	$31	$31	$30	$31	$153
Postretirement Healthcare Plan	1	1	1	1	1	6

(1)	Includes benefit payments expected to be paid from the U.S. qualified retirement plan of $29 million, $28 million, $27 million, $27 million and $27 million in each year, 2013 through 2017, respectively, and $131 million in the aggregate for the period 2018 through 2022.

Retirement Expense—The tables below present the components of net periodic cost (income) associated with the U.S. and foreign retirement plans recognized in the Consolidated Statement of Operations for the year ended December 31, 2012, the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010:

	Retirement Plans				Postretirement Healthcare Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net periodic cost:
Service cost	$3	$3	$—	$2	$1	$1	$—	$—
Interest cost	22	21	2	25	1	—	—	1
Expected return on plan assets	(21)	(20)	(2)	(30)	—	—	—	—
Net amortization of prior service credit	—	—	—	—	—	—	(1)	(14)
Net amortization of actuarial loss	—	—	1	4	—	—	—	—

Total net periodic cost (income)	$4	$4	$1	$1	$2	$1	$(1)	$(13)

The following table shows the pretax amounts that are expected to be reclassified from “Accumulated other comprehensive income” on the Consolidated Balance Sheets to retirement expense during 2013:

	Retirement Plans	Postretirement Healthcare Plans
Unrecognized actuarial loss	$2	$—
Unrecognized prior service cost (credit)	—	—

Assumptions—The following weighted average assumptions were used to determine the net periodic cost:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	5.25%	6.44%	5.25%	7.50%	5.75%
Rate of compensation increases	—	3.50%	3.50%	3.50%	3.50%	3.50%

The following weighted average assumptions were used in estimating the actuarial present value of the plans’ benefit obligations:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	3.75%	3.50%	4.5%	5.25%	5.0%	5.0%
Rate of compensation increases	—	3.50%	3.5%	3.5%	3.5%	3.5%

(1)	The discount rate on the South African Plan was 9.45% at December 31, 2012, which is not included in the table above.

Expected Return on Plan Assets—In forming the assumption of the U.S. long-term rate of return on plan assets, the Company took into account the expected earnings on funds already invested, earnings on contributions expected to be received in the current year, and earnings on reinvested returns. The long-term rate of return estimation methodology for U.S. plans is based on a capital asset pricing model using historical data and a forecasted earnings model. An expected return on plan assets analysis is performed which incorporates the current portfolio allocation, historical asset-class returns and an assessment of expected future performance using asset-class risk factors. The Company’s assumption of the long-term rate of return for the Netherlands plan was developed considering the portfolio mix and country-specific economic data that includes the rates of return on local government and corporate bonds.

Discount Rate—The discount rate selected for all U.S. plans was 3.75% as of both December 31, 2012 and 2011. The 2012 rate was selected based on the results of a cash flow matching analysis, which projected the expected cash flows of the plans using a yield curves model developed from a universe of Aa-graded U.S. currency corporate bonds (obtained from Bloomberg) with at least $50 million outstanding. Bonds with features that imply unreliable pricing, a less than certain cash flow, or other indicators of optionality are filtered out of the universe. The remaining universe is categorized into maturity groups, and within each of the maturity groups yields are ranked into percentiles.

For 2011 and 2010, the discount rate for the Company’s U.S. qualified plan and postretirement healthcare plan was based on a discounted cash flow analysis performed by its independent actuaries utilizing the Citigroup Pension Discount Curve as of the end of the year. For the foreign plans, the Predecessor bases the discount rate assumption on local corporate bond index rates.

Health Care Cost Trend Rates. At December 31, 2012, the assumed health care cost trend rates used to measure the expected cost of benefits covered by the U.S. postretirement healthcare plan was 9% in 2013, gradually declining to 5% in 2018 and thereafter. A 1% increase in the assumed health care cost trend rate for each future year would increase the accumulated postretirement benefit obligation at December 31, 2012 by $1 million, while the aggregate of the service and interest cost components of the 2012 net periodic postretirement cost would increase by less than $1 million. A 1% decrease in the trend rate for each future year would reduce the accumulated benefit obligation at December 31, 2012 by $1 million and decrease the aggregate of the service and interest cost components of the net periodic postretirement cost for 2012 by less than $1 million.

Plan Assets—Asset categories and associated asset allocations for the Company’s funded retirement plans at December 31, 2012 and 2011:

	Successor		Successor
	December 31, 2012		December 31, 2011
	Actual	Target	Actual	Target
United States:
Equity securities	38%	38%	57%	45%
Debt securities	61	62	40	55
Cash and cash equivalents	1	—	3	—

Total	100%	100%	100%	100%

Netherlands:
Equity securities	41%	40%	40%	25%
Debt securities	53	55	51	58
Real estate	—		9	10
Cash and cash equivalents	6	5	—	7

Total	100%	100%	100%	100%

The U.S. plan is administered by a board-appointed committee that has fiduciary responsibility for the plan’s management. The committee maintains an investment policy stating the guidelines for the performance and allocation of plan assets, performance review procedures and updating of the policy. At least annually, the U.S. plan’s asset allocation guidelines are reviewed in light of evolving risk and return expectations.

Substantially all of the plan’s assets are invested with nine equity fund managers, three fixed-income fund managers and one money-market fund manager. To control risk, equity fund managers are prohibited from entering into the following transactions, (i) investing in commodities, including all futures contracts, (ii) purchasing letter stock, (iii) short selling, and (iv) option trading. In addition, equity fund managers are prohibited from purchasing on margin and are prohibited from purchasing Tronox securities. Equity managers are monitored to ensure investments are in line with their style and are generally permitted to invest in U.S. common stock, U.S. preferred stock, U.S. securities convertible into common stock, common stock of foreign companies listed on major U.S. exchanges, common stock of foreign companies listed on foreign exchanges, covered call writing, and cash and cash equivalents.

Fixed-income fund managers are prohibited from investing in (i) direct real estate mortgages or commingled real estate funds, (ii) private placements above certain portfolio thresholds, (iii) tax exempt debt of state and local governments above certain portfolio thresholds, (iv) fixed income derivatives that would cause leverage, (v) guaranteed investment contracts and (vi) Tronox securities. They are permitted to invest in debt securities issued by the U.S. government, its agencies or instrumentalities, commercial paper rated A3/P3, FDIC insured certificates of deposit or bankers’ acceptances and corporate debt obligations. Each fund manager’s portfolio has an average credit rating of A or better.

The Netherlands plan is administered by a pension committee representing the employer, the employees and the pensioners. The pension committee has six members, whereby three members are elected by the employer, two members are elected by the employees and one member is elected by the pensioners, and each member has one vote. The pension committee meets at least quarterly to discuss regulatory changes, asset performance and asset allocation. The plan assets are managed by one Dutch fund manager against a mandate set at least annually by the pension committee. In accordance with policies set by the pension committee, a new fund manager was appointed effective December 1, 2006. Simultaneous with the change in fund manager, the asset allocation was modified using committee policy guidelines. The plan assets are evaluated annually by a multinational benefits consultant against state defined actuarial tests to determine funding requirements.

The fair values of pension investments as of December 31, 2012 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Commingled Equity Fund.	$—		$110	(1)	$—	$110
Debt securities
Corporate	—		8	(5)	—	8
Government	11	(4)	1	(5)	—	12
Mortgages	—		16	(5)	—	16
Commingled Fixed Income Funds	—		137	(2)	—	137
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		3	(3)	—	3

Total at fair value	$11		$275		$—	$286

(1)	For commingled equity fund owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(3)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(5)	For corporate, government, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

	Netherlands Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$46	(1)	$—	$46
Debt securities—Non-U.S. Pooled Funds	—	60	(2)	—	60
Cash	—	6		—	6

Total at fair value	$—	$112		$—	$112

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The fair values of pension investments as of December 31, 2011 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—U.S.	$147	(1)	$—		$—	$147
Debt securities
Corporate	—		13	(6)	—	13
U.S. Mutual Funds	52	(2)	—		—	52
Government	10	(5)	1	(6)	—	11
Asset-backed	—		1	(6)	—	1
Mortgages	—		24	(6)	—	24
International Commingled Fixed Income Funds	—		3	(3)	—	3
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		8	(4)	—	8

Total at fair value	$209		$50		$—	$259

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

	Netherlands Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$37	(1)	$—	$37
Debt securities—Non-U.S. Pooled Funds	—	46	(2)	—	46
Real Estate Pooled Fund	—	8	(3)	—	8

Total at fair value	$—	$91		$—	$91

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The following tables set forth the changes in the fair value of Level 3 plan assets for the year ended December 31, 2011:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
Balance at December 31, 2010	$22	$22
Transfers to Level 2	(22)	(22)

Balance at December 31, 2011	$—	$—

Defined Contribution Plans

U.S. Savings Investment Plan

On March 30, 2006, the Company established the U.S. Savings Investment Plan (the “SIP”), a qualified defined contribution plan under section 401(k) of the Internal Revenue Code. Under the SIP, the Company’s regular full-time and part-time employees contribute a portion of their earnings, and the Company matches these contributions up to a predefined threshold. During 2011 and 2012, the Company’s matching contribution was 100% of the first 3% of employees’ contribution and 50% of the next 3%. On January 1, 2011, the Board approved a discretionary company contribution of up to 6% of employees’ pay. The discretionary contribution is subject to approval each year by the Board. The Company’s matching contribution to the SIP vests immediately; however, the Company’s discretionary contribution is subject to vesting conditions that must be satisfied over a three year vesting period. Contributions under SIP, including the Company’s match, are invested in accordance with the investment options elected by plan participants. Compensation expense associated with the Company’s matching contribution to the SIP was $2 million, $2 million, $0 million and $1 million for the years ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. Compensation expense associated with the Company’s discretionary contribution was $4 million and $3 million, respectively, for the years ended December 31, 2012 and eleven months ended December 31, 2011. Compensation expense during the one month ended January 31, 2011 and year ended December 31, 2010 was less than $1 million.

U.S. Savings Restoration Plan

On March 30, 2006, the Company established the U.S. Savings Restoration Plan (the “SRP”), a nonqualified defined contribution plan, for employees whose eligible compensation is expected to exceed the IRS compensation limits for qualified plans. Under the SRP, participants can contribute up to 20% of their annual compensation and incentive. The Company’s matching contribution under the SRP is the same as the SIP. The Company’s matching contribution under this plan vests immediately to plan participants. Contributions under the SRP, including the Company’s match, are invested in accordance with the investment options elected by plan participants. Compensation expense associated with the Company’s matching contribution to the SRP was $1 million and $1 million, respectively, for the years ended December 31, 2012 and eleven months ended December 31, 2011. Compensation expense for the one month ended January 31, 2011 and year ended December 31, 2010 was less than $1 million.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
19.	Related Party Transactions

At June 30, 2013, Exxaro held approximately 44.4% of the voting securities of Tronox Limited. During the three and six months ended June 30, 2013, the Company purchased transition services from Exxaro, which amounted to $2 million and $4 million, respectively.

Prior to the Transaction Date, Tronox Incorporated conducted transactions with Exxaro Australia Sands Pty Ltd, Tronox Incorporated’s 50% partner in the Tiwest Joint Venture. Tronox Incorporated purchased, at open market prices, raw materials used in its production of TiO2, as well as Exxaro Australia Sands Pty Ltd’s share of TiO2 produced by the Tiwest Joint Venture. Tronox Incorporated also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the three and six months ended June 30, 2012, the Company made payments of $90 million and $173 million, respectively, and received payments of $2 million and $9 million, respectively, related to these transactions.

22. Related Party Transactions

Prior to the Transaction Date, Tronox Incorporated conducted transactions with Exxaro Australia Sands Pty Ltd, Tronox Incorporated’s 50% partner in the Tiwest Joint Venture. Tronox Incorporated purchased, at open market prices, raw materials used in its production of TiO2, as well as Exxaro Australia Sands Pty Ltd’s share of TiO2 produced by the Tiwest Joint Venture. Tronox Incorporated also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, Tronox Incorporated made payments of $173 million, $316 million, $44 million and $109 million, respectively, and received payments of $9 million, $8 million, less than $1 million and $2 million, respectively. Subsequent to the Transaction Date, such transactions are considered intercompany transactions and are eliminated in consolidation.

Subsequent to the Transaction, the Company began purchasing transition services from Exxaro, which amounted to $7 million since the Transaction Date.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
20.	Segment Information

Prior to the Transaction, Tronox Incorporated had one reportable segment representing its pigment business. The Pigment segment primarily produced and marketed TiO2, and included heavy minerals production. The heavy minerals production was integrated with its Australian pigment plant, but also had third-party sales of minerals not utilized by its pigment operations. In connection with the Transaction, the Company acquired 74% of Exxaro’s mineral sands operations, along with its 50% share of the Tiwest Joint Venture in Western Australia. As such, the Company evaluated its new operations under ASC 280, Segments, and determined that the mineral sands operations qualify as a separate segment.

Subsequent to the Transaction, the Company has two reportable segments, Mineral Sands and Pigment. The Mineral Sands segment includes the exploration, mining and beneficiation of mineral sands deposits, as well as heavy mineral production. These operations produce titanium feedstock, including chloride slag, slag fines and rutile, as well as pig iron and zircon. The Pigment segment primarily produces and markets TiO2, and has production facilities in the United States, Australia, and the Netherlands. Corporate and Other is comprised of corporate activities and businesses that are no longer in operation, as well as electrolytic manufacturing and marketing operations, all of which are located in the United States.

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Three Months Ended June 30, 2013
Net Sales(1)	$312	$304	$35	$(126)	$525
Income (loss) from operations	68	(56)	(11)	8	9
Interest and debt expense					(35)
Other income					26
Loss from Continuing Operations before Income Taxes					—
Depreciation, Depletion and Amortization	$49	$20	$4	$—	$73
Capital Expenditures	$18	$12	$4	$—	$34
Three Months Ended June 30, 2012
Net Sales(1)	$89	$348	$27	$(35)	$429
Income (loss) from operations	46	37	(76)	15	22
Interest and debt expense					(14)
Other expense					(3)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,060
Depreciation, Depletion and Amortization	$11	$16	$4	$—	$31
Capital Expenditures	$20	$3	$4	$—	$27
Six Months Ended June 30, 2013
Net Sales(1)	$610	$592	$62	$(269)	$995
Income (loss) from operations	164	(124)	(35)	(15)	(10)
Interest and debt expense					(62)
Loss on extinguishment of debt					(4)
Other expense					32
Income from Continuing Operations before Income Taxes					(44)
Depreciation, Depletion and Amortization	$98	$41	$7	$—	$146
Capital Expenditures	$49	$25	$5	$—	$79
Six Months Ended June 30, 2012
Net Sales(1)	$172	$710	$58	$(77)	$863
Income (loss) from operations	97	146	(104)	(4)	135
Interest and debt expense					(22)
Other expense					(4)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,164
Depreciation, Depletion and Amortization	$15	$31	$7	$—	$53
Capital Expenditures	$20	$15	$13	$—	$48

(1)	Net sales by geographic region, based on country of production, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
U.S. operations	$216	$229	$403	$459
International operations:
South Africa	144	24	254	24
Australia	113	118	221	243
The Netherlands	52	58	117	137

Total	$525	$429	$995	$863

Total assets by segment were as follows:

	June 30, 2013	December 31, 2012
Mineral Sands	$2,756	$3,164
Pigment	1,823	1,680
Corporate and Other	1,100	725
Eliminations	168	(58)

Total	$5,847	$5,511

Property, plant and equipment, net and mineral leaseholds, net, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
U.S. operations	$200	$196
International operations:
South Africa	1,082	1,263
Australia	1,295	1,348
The Netherlands	53	55

Total	$2,630	$2,862

24. Segment Information

Prior to the Transaction, Tronox Incorporated had one reportable segment representing its pigment business. The Pigment segment primarily produced and marketed TiO2 and included heavy minerals production. The heavy minerals production was integrated with its Australian pigment plant, but also had third-party sales of minerals not utilized by its pigment operations. In connection with the Transaction, the Company acquired 74% of Exxaro’s South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with its 50% share of the Tiwest Joint Venture in Western Australia. As such, the Company evaluated its new operations under ASC 280, Segments, and determined that the mineral sands operations qualify as a separate segment.

Subsequent to the Transaction, the Company has two reportable segments, Mineral Sands and Pigment. The Mineral Sands segment includes the exploration, mining and beneficiation of mineral sands deposits, as well as heavy mineral production. These operations produce titanium feedstock, including ilmenite, chloride slag, slag fines and rutile, as well as pig iron and zircon. The Pigment segment primarily produces and markets TiO2 and has production facilities in the United States, Australia, and the Netherlands. Corporate and Other is comprised of corporate activities and businesses that are no longer in operation, as well as its electrolytic manufacturing and marketing operations, all of which are located in the United States.

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Successor: Twelve Months Ended December 31, 2012
Net Sales	$760	$1,246	$128	$(302)	$1,832
Income (Loss) from operations	156	57	(139)	(49)	25
Interest and debt expense					(65)
Other income (expense)					(7)
Gain on bargain purchase					1,055
Income (Loss) from Continuing Operations before Income Taxes					$1,008
Total Assets	$3,164	$1,680	$725	$(58)	$5,511
Depreciation, Depletion and Amortization	125	71	15	—	211
Capital Expenditures	96	39	31	—	166
Successor: Eleven Months Ended December 31, 2011
Net Sales	$160	$1,327	$133	$(77)	$1,543
Income (Loss) from operations	42	323	(54)	(9)	302
Interest and debt expense					(30)
Other income (expense)					(10)
Income (Loss) from Continuing Operations before Income Taxes					$262
Total Assets	$228	$1,217	$224	$(12)	$1,657
Depreciation, Depletion and Amortization	—	67	12	—	79
Capital Expenditures	—	117	16	—	133
Predecessor: January 1 through January 31, 2011
Net Sales	$8	$89	$14	$(3)	$108
Income (Loss) from operations	2	20	(1)	(1)	20
Interest and debt expense					(3)
Other income					2
Reorganization income					613
Income from Continuing Operations before Income Taxes					632
Total Assets	$221	$987	$241	$(1)	$1,448
Depreciation, Depletion and Amortization	—	3	1	—	4
Capital Expenditures	—	4	1	1	6
Predecessor: Twelve Months Ended December 31, 2010
Net Sales	$109	$1,005	$153	$(49)	$1,218
Income (Loss) from operations	7	163	40	—	210
Interest and debt expense					(50)
Other income (expense)					(8)
Reorganization expense					(145)
Income (Loss) from Continuing Operations before Income Taxes					$7
Total Assets	$152	$564	$382	$—	$1,098
Depreciation, Depletion and Amortization	—	40	10	—	50
Capital Expenditures	—	37	8	—	45

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net Sales(1)
U.S. operations	$843	$793	$60	$692
International operations:
Australia	443	475	33	317
The Netherlands	248	275	15	209
South Africa	298	—	—	—

Total	$1,832	$1,543	$108	$1,218

(1)	Based on country of production.

	Successor
	December 31, 2012	December 31, 2011
Net Property, Plant and Equipment and Net Mineral Leaseholds
U.S. operations	$196	$184
International operations:
South Africa	1,263	—
Australia	1,348	304
The Netherlands	55	54

Total	$2,862	$542

(1)	Based on country of production.

Emergence from Chapter 11	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Emergence from Chapter 11
21.	Emergence from Chapter 11

On January 12, 2009, the petition date, Tronox Incorporated and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration.

On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”). Material conditions to the Plan were resolved during the period from the Confirmation Date until January 26, 2011, and subsequently, on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated.

On June 13, 2013, the Bankruptcy Court entered a Final Decree and ordered that the bankruptcy cases, other than the adversary proceedings with Anadarko Petroleum Corporation (“Anadarko”), are closed. In May 2009, the Company commenced an adversary proceeding in the Bankruptcy Court against Kerr-McGee and its new parent, Anadarko, related to the 2005 Spin-Off of Tronox (Tronox Inc. v. Anadarko Petroleum Corp. (In re Tronox Inc.), 09-1198, U.S. Bankruptcy Court, Southern District New York (Manhattan)) (the “Anadarko Litigation”). Pursuant the Plan, the Company assigned the rights to any proceeds that may be recovered in the Anadarko Litigation to its creditors.

23. Emergence from Chapter 11

On January 12, 2009 (the “Petition Date”), Tronox Incorporated and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration.

On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”). Under Chapter 11 of the Bankruptcy Code, a debtor may reorganize its business for the benefit of its stakeholders with the consummation of a plan of reorganization being the principal objective. Among other things (subject to certain limited exceptions and except as otherwise provided in the Plan or the Confirmation Order), the Confirmation Order discharged the Debtors from any debt arising before the Petition Date, terminated all of the rights and interests of pre-bankruptcy equity security holders and substituted the obligations set forth in the Plan and new shares for those prebankruptcy claims. Under the Plan, claims and equity interests were divided into classes according to their relative priority and other criteria.

Material conditions to the Plan were resolved during the period from the Confirmation Date until January 26, 2011, and subsequently on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated.

The Plan was designed to accomplish, and was premised on, a resolution of the Debtor’s legacy environmental (the “Legacy Environmental Liabilities”) and legacy tort liabilities (the “Legacy Tort Liabilities” and collectively, with the Legacy Environmental Liabilities, the “KM Legacy Liabilities”). The Plan ensured that the Debtors emerged from Chapter 11 free of the significant KM Legacy Liabilities and were sufficiently capitalized. A final settlement was reached in November 2010 with respect to the Legacy Environmental Liabilities (the “Environmental Settlement”) and the Legacy Tort Liabilities (the “Tort Settlement” and, together with the Environmental Settlement, the “Settlement”). In exchange, claimants provided the Debtors and the reorganized Tronox Incorporated with discharges and/or covenants not to sue subsequent to the Effective Date with respect to the Debtors’ liability for the Legacy Environmental Liabilities. The Settlement established certain environmental response and tort claims trusts that are now responsible for the KM Legacy Liabilities in exchange for cash, certain non-monetary assets, and the rights to the proceeds of certain ongoing litigation and insurance and other third party reimbursement agreements. The Plan also provided for the creation and funding of a torts claim trust (the “Tort Claims Trust”), which was the sole source of distributions to holders of Legacy Tort Liabilities claims, who were paid in accordance with the terms of such trust’s governing documentation. As a result of the settlement of the Debtors’ pre-petition debt and termination of the rights and interests of pre-bankruptcy equity, the Plan enabled Tronox Incorporated to reorganize around its existing operating locations, including: (a) its headquarters and technical facility at Oklahoma City, Oklahoma; (b) the TiO2 facilities at Hamilton, Mississippi and Botlek, the Netherlands; (c) the electrolytic chemical businesses at Hamilton, Mississippi and Henderson, Nevada (except that the real property and buildings associated with the Henderson business were transferred to an environmental response trust and reorganized Tronox Incorporated is not responsible for environmental remediation related to historic contamination at such site); and (d) its interest in the Tiwest Joint Venture in Australia.

As part of the Debtor’s emergence from the Chapter 11 proceedings, Tronox Incorporated relied on a combination of debt financing and money from new equity issued to certain existing creditors. Specifically, such funding included: (i) total funded exit financing of no more than $470 million; (ii) the proceeds of a $185 million rights offering (the “Rights Offering”) open to substantially all unsecured creditors and backstopped by certain groups; (iii) settlement of government claims related to the Legacy Environmental Liabilities through the creation of certain environmental response trusts and a litigation trust; (iv) settlement of claims related to the Legacy Tort Liabilities through the establishment of a torts claim trust; (v) issuance of shares whereby holders of the allowed general unsecured claims received their pro rata share of 50.9% of the Tronox Incorporated shares on the Effective Date, and the opportunity to participate in the Rights Offering for an aggregate of 49.1% of the Tronox Incorporated shares, also issued on the Effective Date; and (vi) issuance of warrants, on the Effective Date, to the holders of equity in the Predecessor to purchase their pro rata share of a combined total of 7.5% of the Tronox Incorporated shares, after and including the issuance of any Tronox Incorporated shares upon exercise of such warrants.

The Company applied fresh-start accounting pursuant to ASC 852 as of January 31, 2011. ASC 852 provides for, among other things, a determination of the value to be assigned to the assets of the reorganized Company. In applying fresh-start accounting on January 31, 2011, Tronox Incorporated recorded assets and liabilities at estimated fair value, except for deferred income taxes and certain liabilities associated with employee benefits, which were recorded in accordance with ASC 852 and ASC 740, respectively. Additionally, Tronox Incorporated recorded gains relating to executing the plan of reorganization, gains related to revaluation of assets and “resetting” retained earnings and accumulated other comprehensive income to zero.

Reorganization Income (Expense)

For the one month ended January 31, 2011 and the year ended December 31, 2010, the Company recognized $613 million of reorganization income and $145 million of reorganization expense, respectively, which were classified as “Reorganization income (expense)” on the Consolidated Statements of Operations. Upon emergence from bankruptcy, the Company no longer reports reorganization income (expense). Any residual costs are included in “Selling, general and administrative expenses” on the Consolidated Statements of Operations.

Condensed Consolidated Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Consolidated Financial Statements
22.	Guarantor Condensed Consolidated Financial Statements

Our obligations under the Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by each current and future U.S. restricted subsidiary, other than excluded subsidiaries that guarantee any indebtedness of Tronox Limited or our restricted subsidiaries. Our subsidiaries that do not guarantee the Senior Notes are referred to as the “Non-Guarantor Subsidiaries.” The Guarantor Condensed Consolidated Financial Data presented below presents the statements of operations, statements of comprehensive income, balance sheets and statements of cash flow data for: (i) Tronox Limited (the “Parent Company”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis (which is derived from Tronox historical reported financial information); (ii) the Parent Company, alone (accounting for our Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on an equity basis under which the investments are recorded by each entity owning a portion of another entity at cost, adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions and distributions, and other equity changes); (iii) the Guarantor Subsidiaries alone; and (iv) the Non-Guarantor Subsidiaries alone.

The guarantor condensed consolidated financial statements are presented on a legal entity basis, not on a business segment basis.

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$525	$(101)	$—	$356	$270
Cost of goods sold	475	(104)	—	339	240

Gross Margin	50	3	—	17	30
Selling, general and administrative expenses	41	(1)	4	31	7

Income from Operations	9	4	(4)	(14)	23
Interest and debt expense	(35)	—	137	(161)	(11)
Other income (expense)	26	—	—	13	13
Equity in earnings of subsidiary	—	106	(106)	—	—

Income (Loss) before Income Taxes	—	110	27	(162)	25
Income tax benefit (provision)	(1)	—	(40)	40	(1)

Net Income (Loss)	(1)	110	(13)	(122)	24
Income attributable to noncontrolling interest	12	—	—	12	—

Net Income (Loss) attributable to Tronox Limited	$(13)	$110	$(13)	$(134)	$24

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$995	$(195)	$—	$668	$522
Cost of goods sold	913	(172)	—	642	443

Gross Margin	82	(23)	—	26	79
Selling, general and administrative expenses	92	(2)	9	66	19

Income from Operations	(10)	(21)	(9)	(40)	60
Interest and debt expense	(62)	—	273	(324)	(11)
Loss on extinguishment of debt	(4)	—	—	(3)	(1)
Other income (expense)	32	—	1	11	20
Equity in earnings of subsidiary	—	256	(256)	—	—

Income (Loss) before Income Taxes	(44)	235	9	(356)	68
Income tax benefit (provision)	(2)	—	(78)	91	(15)

Net Income (Loss)	(46)	235	(69)	(265)	53
Income attributable to noncontrolling interest	24	—	—	24	—

Net Income (Loss) attributable to Tronox Limited	$(70)	$235	$(69)	$(289)	$53

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(1)	$110	$(13)	$(122)	$24
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	—	—	—	(82)
Amortization of actuarial losses, net of taxes	(1)	—	—	—	(1)

Other comprehensive income (loss)	(83)	—	—	—	(83)

Total comprehensive income (loss)	(84)	110	(13)	(122)	(59)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	12	—	—	12	—
Foreign currency translation adjustments	(23)	—	—	(23)	—

Comprehensive income (loss) attributable to noncontrolling interest	(11)	—	—	(11)	—

Comprehensive income (loss) attributable to Tronox Limited	$(73)	$110	$(13)	$(111)	$(59)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(46)	$235	$(69)	$(265)	$53
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(201)	—	—	—	(201)
Amortization of actuarial losses, net of taxes	—	—	—	—	—

Other comprehensive income (loss)	(201)	—	—	—	(201)

Total comprehensive income (loss)	(247)	235	(69)	(265)	(148)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	24	—	—	24	—
Foreign currency translation adjustments	(51)	—	—	(51)	—

Comprehensive income (loss) attributable to noncontrolling interest	(27)	—	—	(27)	—

Comprehensive income (loss) attributable to Tronox Limited	$(220)	$235	$(69)	$(238)	$(148)

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$1,389	$—	$398	$882	$109
Investment in subsidiaries	—	(1,132)	(878)	1,553	457
Other current assets	1,265	(9,173)	6,285	2,048	2,105
Property, plant and equipment, net	1,309	—	—	729	580
Mineral leaseholds, net	1,321	—	—	766	555
Other assets	563	—	(3)	382	184

Total Assets	$5,847	$(10,305)	$5,802	$6,360	$3,990

Liabilities and Shareholders’ Equity
Current liabilities	$336	$(1,155)	$473	$842	$176
Long-term debt	2,390	—	—	901	1,489
Other long-term liabilities	531	(7,947)	933	7,136	409

Total Liabilities	3,257	(9,102)	1,406	8,879	2,074
Total Shareholders’ Equity	2,590	(1,203)	4,396	(2,519)	1,916

Total Liabilities and Equity	$5,847	$(10,305)	$5,802	$6,360	$3,990

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of December 31, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Shareholders’ Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$(46)	$235	$(70)	$(265)	$54
Other	125	(235)	(9)	1,094	(725)

Cash provided by (used in) operating activities	79	—	(79)	829	(671)

Cash Flows from Investing Activities:
Capital expenditures	(79)	—	—	(31)	(48)

Cash used in investing activities	(79)	—	—	(31)	(48)

Cash Flows from Financing Activities
Repayments of debt	(180)	—	—	(1)	(179)
Proceeds from borrowings	945	—	—	—	945
Debt issuance costs	(28)	—	—	—	(28)
Dividends paid	(57)	—	(57)	—	—
Proceeds from the conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	681	—	(56)	(1)	738

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	—	—	—	(8)

Net Increase (Decrease) in Cash and Cash Equivalents	673	—	(135)	797	11
Cash and Cash Equivalents at Beginning of Period	716	—	533	85	98

Cash and Cash Equivalents at End of Period	$1,389	$—	$398	$882	$109

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$429	$(33)	$—	$363	$99
Cost of goods sold	304	(42)	—	266	80

Gross Margin	125	9	—	97	19
Selling, general and administrative expenses	103	(1)	38	58	8

Income from Operations	22	10	(38)	39	11
Interest and debt expense	(14)	—	24	(36)	(2)
Other income (expense)	(3)	1	—	49	(53)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,026	(991)	(35)	—

Income (Loss) before Income Taxes	1,060	1,037	50	17	(44)
Income tax benefit (provision)	84	—	4	59	21

Net Income (Loss)	1,144	1,037	54	76	(23)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,144	$1,037	$54	$76	$(23)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$863	$(51)	$—	$727	$187
Cost of goods sold	581	(55)	—	499	137

Gross Margin	282	4	—	228	50
Selling, general and administrative expenses	147	(2)	38	99	12

Income from Operations	135	6	(38)	129	38
Interest and debt expense	(22)	—	24	(41)	(5)
Other income (expense)	(4)	38	—	14	(56)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	989	(991)	2	—

Income (Loss) before Income Taxes	1,164	1,033	50	104	(23)
Income tax benefit (provision)	66	—	4	59	3

Net Income (Loss)	1,230	1,033	54	163	(20)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,230	$1,033	$54	$163	$(20)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,144	$1,037	$54	$76	$(23)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	26	—	—	1	25
Retirement and postretirement plans adjustments, net of tax	—	—	—	(17)	17
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	26	—	—	(19)	45

Total comprehensive income	1,170	1,037	54	57	22

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,160	$1,037	$54	$47	$22

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,230	$1,033	$54	$163	$(20)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	33	20	—	(1)	14
Retirement and postretirement plans adjustments, net of tax	—	—	—	(20)	20
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	33	20	—	(24)	37

Total comprehensive income	1,263	1,053	54	139	17

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,253	$1,053	$54	$129	$17

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,230	$1,033	$54	$163	$(20)
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	(222)	(1,033)	1,082	333	(604)

Cash provided by (used in) operating activities	(47)	—	81	496	(624)

Cash Flows from Investing Activities:
Capital expenditures	(48)	—	—	(40)	(8)
Cash pain the acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	66	—	114	(40)	(8)

Cash Flows from Financing Activities
Reductions of debt	(554)	—	—	(421)	(133)
Proceeds from borrowings	777	—	—	—	777
Debt issuance costs	(20)	—	—	—	(20)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary share repurchases	(2)	—	(2)	—	—

Cash provided by (used in) financing activities	8	—	(195)	(421)	624

Effects of Exchange Rate Changes on Cash and Cash Equivalents	5	—	—	1	4

Net Increase (Decrease) in Cash and Cash Equivalents	32	—	—	36	(4)
Cash and Cash Equivalents at Beginning of Period	154	—	—	107	47

Cash and Cash Equivalents at End of Period	$186	$—	$—	$143	$43

27. GUARANTOR CONDENSED CONSOLIDATED FINANCIAL DATA

Our obligations under the Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by each current and future domestic restricted subsidiary, other than excluded subsidiaries that guarantee any indebtedness of Tronox Limited or our restricted subsidiaries. Our subsidiaries that do not guarantee the Senior Notes are referred to as the “Non-Guarantor Subsidiaries.” The Guarantor Condensed Consolidated Financial Data presented below presents the statements of operations, statements of comprehensive income, balance sheets and statements of cash flow data for: (i) Tronox Limited (the “Parent Company”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis (which is derived from Tronox historical reported financial information); (ii) the Parent Company, alone (accounting for our Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on an equity basis under which the investments are recorded by each entity owning a portion of another entity at cost, adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions and distributions, and other equity changes); (iii) the Guarantor Subsidiaries alone; and (iv) the Non-Guarantor Subsidiaries alone.

Tronox Limited was formed on September 21, 2011 for the purpose of the Transaction. Prior to the completion of the Transaction, Tronox Limited was wholly-owned by Tronox Incorporated, and had no operating assets or operations. For purposes of the guarantor financial statements, Tronox Limited is the parent company for all periods presented, and Tronox Incorporated is included in the guarantor column for all periods presented.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,832	$(153)	$—	$1,340	$645
Cost of goods sold	1,568	(104)	—	1,057	615

Gross Margin	264	(49)	—	283	30
Selling, general and administrative expenses	239	(4)	98	115	30

Income (Loss) from Operations	25	(45)	(98)	168	—
Interest and debt expense	(65)	—	297	(356)	(6)
Other income (expense)	(7)	432	(95)	(336)	(8)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,142	(1,144)	2	—

Income (Loss) from Continuing Operations before Income Taxes	1,008	1,529	15	(522)	(14)
Income tax benefit (provision)	125	—	(60)	139	46

Net Income (Loss)	1,133	1,529	(45)	(383)	32
Net loss attributable to noncontrolling interest	1	—	—	1	—

Net Income (Loss) attributable to Tronox Limited	$1,134	$1,529	$(45)	$(382)	$32

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,133	$1,529	$(45)	$(383)	$32
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	10	18	—	(2)	(6)
Amortization of actuarial losses	(48)	—	—	(47)	(1)

Other comprehensive income (loss)	(38)	18	—	(49)	(7)

Total comprehensive income (loss)	$1,095	$1,547	$(45)	$(432)	$25

Comprehensive income attributable to noncontrolling interest:
Net loss	1	—	—	1	—
Foreign currency translation adjustments	(1)	—	—	(1)	—

Comprehensive income attributable to noncontrolling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Tronox Limited	$1,095	$1,547	$(45)	$(432)	$25

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,133	$1,529	$(45)	$(383)	$32
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	40	(1,529)	2,098	(18)	(511)

Cash provided by (used in) operating activities	118	—	998	(401)	(479)

Cash Flows from Investing Activities:
Capital expenditures	(166)	—	—	(89)	(77)
Cash paid in acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	(52)	—	114	(89)	(77)

Cash Flows from Financing Activities
Reductions of debt	(585)	—	—	(481)	(104)
Proceeds from borrowings	1,707	—	—	960	747
Debt issuance costs	(38)	—	—	(19)	(19)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary shares repurchases	(326)	—	(326)	—	—
Shares purchased for the Employee Participation Plan	(15)	—	—	—	(15)
Paid dividends	(61)	—	(61)	—	—
Proceeds from conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	490	—	(579)	460	609

Effects of Exchange Rate Changes on Cash and Cash Equivalents	6	—	—	8	(2)

Net Increase (Decrease) in Cash and Cash Equivalents	562	—	533	(22)	51
Cash and Cash Equivalents at Beginning of Period	154	—	—	104	50

Cash and Cash Equivalents at End of Period	$716	$—	$533	$82	$101

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,543	$9	$—	$1,207	$327
Cost of goods sold	1,104	22	—	856	226

Gross Margin	439	(13)	—	351	101
Selling, general and administrative expenses	152	(3)	—	142	13
Litigation/arbitration settlement	(10)	—	—	(10)	—
Provision for environmental remediation and restoration, net of reimbursements	(5)	—	—	(5)	—

Income (Loss) from Operations	302	(10)	—	224	88
Interest and debt expense	(30)	—	—	(20)	(10)
Other income (expense)	(10)	31	—	(35)	(6)
Equity in earnings of subsidiary	—	(72)	—	72	—

Income (Loss) from Continuing Operations before Income Taxes	262	(51)	—	241	72
Income tax benefit (provision)	(20)	—	—	6	(26)

Income (Loss) from Continuing Operations	$242	$(51)	$—	$247	$46

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$242	$(51)	$—	$247	$46
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(6)	—	—	(130)	124
Amortization of actuarial losses	(51)	—	—	(37)	(14)

Other comprehensive income (loss)	(57)	—	—	(167)	110

Total comprehensive income (loss)	$185	$(51)	$—	$80	$156

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$154	$—	$—	$104	$50
Investment in subsidiaries	—	(1,027)	—	570	457
Other current assets	615	(629)	—	918	326
Property, plant and equipment, net	504	—	—	450	54
Mineral leaseholds, net	38	—	—	38	—
Other assets	346	—	—	336	10

Total Assets	$1,657	$(1,656)	$—	$2,416	$897

Liabilities and Shareholders’ Equity
Current liabilities	$281	$(47)	$—	$267	$61
Long-term debt	421	—	—	421	—
Other long-term liabilities	203	(574)	—	211	566

Total Liabilities	905	(621)	—	899	627
Total Shareholders’ Equity	752	(1,035)	—	1,517	270

Total Liabilities and Equity	$1,657	$(1,656)	$—	$2,416	$897

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$242	$(51)	$—	$247	$46
Other	21	51	—	(36)	6

Cash provided by operating activities	263	—	—	211	52

Cash Flows from Investing Activities:
Capital expenditures	(133)	—	—	(125)	(8)
Proceeds from the sale of assets	1	—	—	1	—

Cash used in investing activities	(132)	—	—	(124)	(8)

Cash Flows from Financing Activities
Reductions of debt	(45)	—	—	(45)	—
Proceeds from borrowings	14	—	—	14	—
Debt issuance costs and commitment fees	(5)	—	—	(5)	—
Proceeds from conversion of warrants	1	—	—	1	—

Cash used in financing activities	(35)	—	—	(35)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(3)	—	—	—	(3)

Net Increase in Cash and Cash Equivalents	93	—	—	52	41
Cash and Cash Equivalents at Beginning of Period	61	—	—	52	9

Cash and Cash Equivalents at End of Period	$154	$—	$—	$104	$50

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$108	$(23)	$—	$111	$20
Cost of goods sold	83	(22)	—	89	16

Gross Margin	25	(1)	—	22	4
Selling, general and administrative expenses	5	(1)	—	5	1

Income from Operations	20	—	—	17	3
Interest and debt expense	(3)	—	—	(3)	—
Other income (expense)	615	2	—	550	63
Equity in earnings of subsidiary	—	(63)	—	63	—

Income (Loss) from Continuing Operations before Income Taxes	632	(61)	—	627	66
Income tax provision	(1)	—	—	(1)	—

Net Income (Loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$631	$(61)	$—	$626	$66
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	1	—	—	—	1
Amortization of prior service cost	(1)	—	—	—	(1)

Other comprehensive income	—	—	—	—	—

Total comprehensive income (loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$631	$(61)	$—	$626	$66
Reorganization items	(954)	—	—	(954)	—
Other	40	61	—	61	(82)

Cash used in operating activities	(283)	—	—	(267)	(16)

Cash Flows from Investing Activities:
Capital expenditures	(6)	—	—	(6)	—

Cash used in investing activities	(6)	—	—	(6)	—

Cash Flows from Financing Activities
Proceeds from borrowings	25	—	—	25	—
Debt issuance costs and commitment fees	(2)	—	—	(2)	—
Proceeds from rights offering	185	—	—	185	—

Cash provided by financing activities	208	—	—	208	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—

Net Decrease in Cash and Cash Equivalents	(81)	—	—	(65)	(16)
Cash and Cash Equivalents at Beginning of Period	142	—	—	117	25

Cash and Cash Equivalents at End of Period	$61	$—	$—	$52	$9

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,218	$(299)	$—	$1,240	$277
Cost of goods sold	996	(289)	—	1,047	238

Gross Margin	222	(10)	—	193	39
Selling, general and administrative expenses	59	(9)	—	56	12
Provision for environmental remediation and restoration, net of reimbursements	(47)	—	—	(47)	—

Income (Loss) from Operations	210	(1)	—	184	27
Interest and debt expense	(50)	—	—	(38)	(12)
Other income (expense)	(153)	121	—	(159)	(115)
Equity in earnings of subsidiary	—	114	—	(114)	—

Income (Loss) from Continuing Operations before Income Taxes	7	234	—	(127)	(100)
Income tax benefit (provision)	(2)	(1)	—	6	(7)

Income (Loss) from Continuing Operations	5	233	—	(121)	(107)
Income from discontinued operations	1	—	—	1	—

Net Income (Loss)	$6	$233	$—	$(120)	$(107)

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$6	$233	$—	$(120)	$(107)
Other Comprehensive Loss:
Foreign currency translation adjustments	(10)	—	—	(3)	(7)
Retirement and postretirement plans adjustments	(13)	—	—	(9)	(4)

Other comprehensive loss	(23)	—	—	(12)	(11)

Total comprehensive income (loss)	$(17)	$233	$—	$(132)	$(118)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$6	$233	$—	$(120)	$(107)
Other	71	(233)	—	185	119

Cash provided by operating activities	77	—	—	65	12

Cash Flows from Investing Activities:
Capital expenditures	(45)	—	—	(38)	(7)

Cash used in investing activities	(45)	—	—	(38)	(7)

Cash Flows from Financing Activities
Reductions of debt	(425)	—	—	(425)	—
Proceeds from borrowings	425	—	—	425	—
Debt issuance costs	(15)	—	—	(15)	—
Fees related to rights offering and other related debt costs	(17)	—	—	(17)	—

Cash used in financing activities	(32)	—	—	(32)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(1)	—	—	(1)	—

Net Increase (Decrease) in Cash and Cash Equivalents	(1)	—	—	(6)	5
Cash and Cash Equivalents at Beginning of Period	143	—	—	123	20

Cash and Cash Equivalents at End of Period	$142	$—	$—	$117	$25

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

3. Significant Accounting Policies

Foreign Currency

The U.S. dollar is the functional currency for the Company’s operations, except for its South African and European operations. The Company determines the functional currency of each subsidiary based on a number of factors, including the predominant currency for revenues, expenditures and borrowings. Foreign currency transaction gains or losses are recognized in the period incurred and are included in “Other income (expense)” on the Consolidated Statements of Operations.

The Rand is the functional currency of the Company’s South African operations, and the Euro is the functional currency for the Company’s European operations. As such, translation adjustments resulting from translating the functional currency financial statements into U.S. dollar equivalents are reflected as a separate component on the Consolidated Statements of Other Comprehensive Income (Loss). When the subsidiary’s functional currency is the U.S. dollar, such as the Company’s Australian operations, adjustments from the remeasurement of foreign currency monetary assets and liabilities are presented in “Other income (expense)” on the Consolidated Statements of Operations.

Gains and losses on intercompany foreign currency transactions that are not expected to be settled in the foreseeable future are reported by the Company in the same manner as translation adjustments.

For the year ended December 31, 2012, eleven months ended December 31, 2011 and year ended December 31, 2010, the Company recorded net unrealized and realized foreign currency losses of $8 million, $8 million and $13 million, respectively. For the one month ended January 31, 2011, the Company recorded a net unrealized and realized foreign currency gain of $2 million.

Cash and Cash Equivalents

The Company considers all investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, total cash and cash equivalents was $716 million and $154 million, respectively, of which $50 million and $62 million, respectively, was held within the United States.

Accounts Receivable

Accounts receivable are reflected at their net realizable values, reduced by an allowance for doubtful accounts to allow for expected credit losses. The allowance is estimated by management, based on factors such as age of the related receivables and historical experience, giving consideration to customer profiles. The Company generally does not charge interest on accounts receivable, nor require collateral; however, certain operating agreements have provisions for interest and penalties that may be invoked, if deemed necessary. Accounts receivable are aged in accordance with contract terms and are written off when deemed uncollectible.

See Note 6 for additional information regarding accounts receivable.

Inventories

Inventories are stated at the lower of actual cost or market, net of allowances for obsolete and slow-moving inventory. The cost of finished goods inventories is determined using the first-in, first-out method. Carrying values include material costs, labor and associated indirect manufacturing expenses. Costs for materials and supplies, excluding ore, are determined by average cost to acquire. Raw materials are carried at actual cost.

The Company periodically reviews its inventory for obsolescence or inventory that is no longer marketable for its intended use, and records any write-down equal to the difference between the cost of inventory and its estimated net realizable value based on assumptions about alternative uses, market conditions and other factors.

See Note 7 for additional information regarding inventories.

Property, Plant and Equipment, Net

Property, plant and equipment, net is stated at cost less accumulated depreciation. Maintenance and repairs are expensed as incurred, except that costs of replacements or renewals that improve or extend the lives of existing properties are capitalized.

Depreciation—Property, plant and equipment is depreciated over its estimated useful life by the straight-line method. Useful lives for certain property, plant and equipment are as follows:

Buildings	10—40 years
Land improvements	10—20 years
Machinery and equipment	3— 25 years
Furniture and fixtures	10 years

Retirements and Sales—The cost and related accumulated depreciation and amortization are removed from the respective accounts upon retirement or sale of property, plant and equipment. Any resulting gain or loss is included in “Cost of goods sold” or “Selling, general, and administrative expenses” on the Consolidated Statements of Operations.

Interest Capitalized—The Company capitalizes interest costs on major projects that require an extended period of time to complete. See Note 12 for additional information regarding capitalized interest.

See Note 8 for additional information regarding property, plant and equipment.

Mineral Leaseholds, Net

The Company is engaged in the acquisition, exploration and development of mineral properties. Mineral property acquisition costs are capitalized in accordance with ASC 805, Business Combinations (“ASC 805”) as tangible assets when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and anticipated exploration and development expenditures. Mineral leaseholds are depreciated over their useful lives as determined under the units of production method.

Mineral property exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property through the commencement of production are capitalized.

See Note 9 for additional information regarding mineral leaseholds.

Intangible Assets, Net

Intangible assets are stated at cost less accumulated amortization. The Company amortizes intangibles on a straight-line basis over their estimated useful lives, which range from 5 to 20 years.

See Note 10 for further information related to the Company’s intangible assets.

Recoverability of Long-Lived Assets

The Company evaluates the recoverability of the carrying value of long-lived assets (property, plant and equipment, mineral leaseholds and intangible assets) whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Under such circumstances, the Company assesses whether the projected undiscounted cash flows of its long-lived assets are sufficient to recover the existing unamortized cost of its long-lived assets. If the undiscounted projected cash flows are not sufficient, the Company calculates the impairment amount by discounting the projected cash flows using its weighted-average cost of capital. The amount of the impairment is written off against earnings in the period in which the impairment is determined.

Asset Retirement Obligations

To the extent a legal obligation exists, an asset retirement obligation (“ARO”) is recorded at its estimated fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. The Company’s consolidated financial statements classify accretion expense related to asset retirement obligations as a production cost, which is included in “Cost of goods sold” on the Consolidated Statements of Operations.

See Note 13 for additional information regarding asset retirement obligations.

Environmental Remediation and Other Contingencies

In accordance with ASC 450 Contingencies (“ASC 450”) and ASC 410, Asset Retirement and Environmental Obligations (“ASC 410”), the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or assessment has been asserted, or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be reasonably estimated. Estimates of environmental liabilities, which include the cost of investigation and remediation, are based on a variety of factors, including, but not limited to, the stage of investigation, the stage of the remedial design, evaluation of existing remediation technologies, presently enacted laws and regulations as well as prior experience in remediation of contaminated sites. In future periods, a number of factors could change the Company’s estimate of environmental remediation costs, such as changes in laws and regulations, or changes in their interpretation or administration or relevant cleanup levels; revisions to the remedial design; unanticipated construction problems; identification of additional areas or volumes of contaminated soils and groundwater; the availability of information to estimate probable but previously inestimable obligations; and changes in costs of labor, equipment and technology.

To the extent costs of investigation and remediation have been incurred and are recoverable from federal, state, or other governmental agencies and have been incurred or are recoverable under certain insurance policies or from other parties and such recoveries are deemed probable, the Company records a receivable for the estimated amounts recoverable (undiscounted). Receivables are reflected on the Consolidated Balance Sheets in either “Accounts receivable” or as a component of “Other Long-Term Assets,” depending on the estimated timing of collection.

Self Insurance

The Company is self-insured for certain levels of general and vehicle liability, property, workers’ compensation and health care coverage. The cost of these self-insurance programs is accrued based upon estimated fully developed settlements for known and anticipated claims. Any resulting adjustments to previously recorded reserves are reflected in current operating results. The Company does not accrue for general or unspecific business risks.

Revenue Recognition

Revenue is recognized when risk of loss and title to the product is transferred to the customer. All amounts billed to a customer in a sales transaction related to shipping and handling represent revenues earned and are reported as net sales.

Cost of Goods Sold

Cost of goods sold includes the costs of purchasing, manufacturing and distributing products, including raw materials, energy, labor, depreciation and other production costs. Costs incurred by the Company for shipping and handling are reported in “Cost of goods sold” on the Consolidated Statements of Operations. Receiving, distribution, freight and warehousing costs are also included in “Cost of goods sold” on the Consolidated Statements of Operations.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include costs related to marketing, sales, agent commissions, research and development, legal and administrative functions such as human resources, information technology, investor relations, accounting, treasury, and tax compliance. Costs include expenses for salaries and benefits, travel and entertainment, promotional materials and professional fees.

Research and Development

Research and development costs were $9 million, $9 million, less than $1 million and $6 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively, and were expensed as incurred.

Pension and Postretirement Benefits

The Company provides pension and postretirement benefits for qualifying employees worldwide, which are accounted for in accordance with ASC 715, Compensation—Retirement Benefits (“ASC 715”). See Note 20 for additional information regarding pension and postretirement benefits.

Share-based Compensation

The Company accounts for its share-based compensation in accordance with ASC 718, Compensation-Share-Based Compensation (“ASC 718”).

Liability Restricted Share Awards—Certain restricted share awards have been classified as liability awards and were re-measured to fair value at each reporting date. The restricted share awards classified as liabilities contained only a service condition and had graded vesting provisions.

Equity Restricted Share Awards—The fair value of equity instruments is measured based on the average share price on the grant date and is recognized over the vesting period. The restricted share awards contain service, market and/or performance conditions. For awards containing only a service condition, the Company has elected to recognize compensation costs using the straight-line method over the requisite service period for the entire award. For awards containing a market condition, the fair value of the award is measured using the lattice model. For awards containing a performance condition, the fair value of the award is equal to the average share price but compensation expense is not recognized until the Company concludes that it is probable that the performance condition will be met. The Company reassesses the probability each quarter.

Options—The Black-Scholes option pricing model is utilized to measure the fair value of options. Options generally contain only service conditions and have graded vesting provisions. The Company has elected to recognize compensation costs using the straight-line method over the requisite service period for the entire award.

See Note 19 for additional information regarding employee share-based compensation.

Income Taxes

The Company accounts for taxes in accordance with ASC 740, Income Taxes (“ASC 740”). The Company has operations in several countries around the world and is subject to income and similar taxes in these countries. The estimation of the amounts of income taxes involves the interpretation of complex tax laws and regulations and how foreign taxes affect domestic taxes, as well as the analysis of the realizability of deferred tax assets, tax audit findings and uncertain tax positions. Although the Company believes its tax accruals are adequate, differences may occur in the future, depending on the resolution of pending and new tax matters.

Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided against a deferred tax asset when it is more likely than not that all or some portion of the deferred tax asset will not be realized. The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets and reflects any changes in its estimates in the valuation allowance, with a corresponding adjustment to earnings or other comprehensive income (loss), as appropriate. ASC 740 requires that all available positive and negative evidence be weighted to determine whether a valuation allowance should be recorded.

The amount of income taxes the Company pays is subject to ongoing audits by federal, state and foreign tax authorities, which may result in proposed assessments. The Company’s estimate for the potential outcome for any uncertain tax issue is highly judgmental. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon its evaluation of the facts, circumstances and information available at the reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties are accrued as part of tax expense, where applicable. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

See Note 17 for additional information regarding income taxes.

Fair value measurement

The Company accounts for its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). In measuring fair value on a recurring basis, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs, to the extent possible, and considers counterparty credit risk in its assessment of fair value.

The fair value hierarchy specified by ASC 820 is as follows:

•	Level 1—Quoted prices in active markets for identical assets and liabilities.

•

Level 2—Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

The carrying amounts for cash and cash equivalents, accounts receivable, other current assets, accounts payable, short-term debt and other current liabilities approximate their fair value because of the short-term nature of these instruments. See Note 12 for information on the fair value of the Company’s long-term debt.

Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

16. Noncontrolling Interest

In connection with the Transaction, Exxaro and its subsidiaries retained a 26% ownership interest in each of Tronox KZN Sands Pty Ltd and Tronox Mineral Sands Pty Ltd in order to comply with the ownership requirements of the BEE legislation in South Africa. Exxaro is entitled to exchange this interest for approximately 3.2% in additional Class B Shares under certain circumstances (i.e., the earlier of the termination of the Empowerment Period or the tenth anniversary of completion of the Transaction).

A reconciliation of the beginning and ending balances of noncontrolling interest on the Company’s Consolidated Balance Sheets is presented below.

Balance at January 1, 2012	$—
Fair value of noncontrolling interest on the Transaction Date	233
Net loss attributable to noncontrolling interest	(1)
Effect of exchange rate changes	1

Balance at December 31, 2012	$233

Cash Flows Statement Data	12 Months Ended
Dec. 31, 2012
Cash Flows Statement Data

21. Cash Flows Statement Data

Other noncash items included in the reconciliation of net income to net cash flows from operating activities include the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Accrued transfer taxes	$37	$—	$—	$—
Amortization of fair value inventory step-up	152	—	—	—
Other net adjustments	12	(7)	—	5

Total	$201	$(7)	$—	$5

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)

25. Quarterly Results of Operations (Unaudited)

The following represents the Company’s unaudited quarterly results for the years ended December 31, 2012. These quarterly results were prepared in conformity with generally accepted accounting principles and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$434	$429	$487	$482
Cost of goods sold	(277)	(304)	(444)	(543)

Gross margin	157	125	43	(61)
Net income (loss)	$86	$1,144	$(1)	$(96)
Net income (loss) per share from continuing operations:
Basic	$1.14	$13.46	$(0.03)	$(0.82)
Diluted	$1.10	$13.00	$(0.03)	$(0.82)

(1)	Subsequent to the Transaction, the Company adjusted its initial valuation. In accordance with ASC 805, the Company recorded these adjustments retroactive to the second quarter. As such, the quarterly results of operations for the second and third quarter have been revised. See Note 5.

The following represents the Company’s unaudited results for the one month ended January 31, 2011, two months ended March 31, 2011 and quarters ended June 30, 2011, September 30, 2011 and December 31, 2011. These results were prepared in conformity with U.S. GAAP and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – January 31	February 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$108	$267	$428	$465	$383
Cost of goods sold	(83)	(230)	(310)	(322)	(242)

Gross margin	25	37	118	143	141
Net income (loss)	$631	$10	$66	$99	$67
Net income (loss) per share from continuing operations:
Basic	$15.28	$0.14	$0.89	$1.32	$0.88
Diluted	$15.25	$0.13	$0.85	$1.25	$0.85

The sum of the quarterly per share amounts may not equal the annual per share amounts due to relative changes in the weighted average number of shares used to calculate net income (loss) per share.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

26. Subsequent Events

On February 19, 2013, the Board declared a quarterly dividend of $0.25 per share payable on March 20, 2013 to holders of our Class A Shares and Class B Shares at close of business on March 6, 2013.

On February 9, 2013, Daniel D. Greenwell voluntarily resigned as Chief Financial Officer, effective March 31, 2013. In connection with Mr. Greenwell’s resignation, Mr. Greenwell and the Company executed a separation agreement.

Recent Accounting Pronouncements (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Presentation of Comprehensive Income

In March 2013, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2013-5, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-5”), which addresses the treatment of the cumulative translation adjustment into net income when a parent either sells its investment in a foreign entity or no longer holds controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-5 is effective prospectively for periods beginning after December 15, 2013; however early adoption is permitted. The Company has not yet determined the impact, if any, that ASU 2013-5 will have on the consolidated financial statements.

On January 1, 2012, the Company adopted the required guidance under ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which changed the presentation requirements of comprehensive income by increasing the prominence of items reported in other comprehensive income. The adoption of this guidance did not have a material impact on Tronox Incorporated’s consolidated financial statements. During 2011, the FASB issued ASU 2011-12, which deferred certain requirements of ASU 2011-05. The Company has not adopted such deferred requirements.

Accounting for Cumulative Translation Adjustment

During 2013, the Company adopted ASU 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the presentation of the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, if the item is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The adoption of this guidance did not have a significant impact on the consolidated financial statements.

Foreign Currency

Foreign Currency

The U.S. dollar is the functional currency for the Company’s operations, except for its South African and European operations. The Company determines the functional currency of each subsidiary based on a number of factors, including the predominant currency for revenues, expenditures and borrowings. Foreign currency transaction gains or losses are recognized in the period incurred and are included in “Other income (expense)” on the Consolidated Statements of Operations.

The Rand is the functional currency of the Company’s South African operations, and the Euro is the functional currency for the Company’s European operations. As such, translation adjustments resulting from translating the functional currency financial statements into U.S. dollar equivalents are reflected as a separate component on the Consolidated Statements of Other Comprehensive Income (Loss). When the subsidiary’s functional currency is the U.S. dollar, such as the Company’s Australian operations, adjustments from the remeasurement of foreign currency monetary assets and liabilities are presented in “Other income (expense)” on the Consolidated Statements of Operations.

Gains and losses on intercompany foreign currency transactions that are not expected to be settled in the foreseeable future are reported by the Company in the same manner as translation adjustments.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, total cash and cash equivalents was $716 million and $154 million, respectively, of which $50 million and $62 million, respectively, was held within the United States.

Accounts Receivable

Accounts Receivable

Accounts receivable are reflected at their net realizable values, reduced by an allowance for doubtful accounts to allow for expected credit losses. The allowance is estimated by management, based on factors such as age of the related receivables and historical experience, giving consideration to customer profiles. The Company generally does not charge interest on accounts receivable, nor require collateral; however, certain operating agreements have provisions for interest and penalties that may be invoked, if deemed necessary. Accounts receivable are aged in accordance with contract terms and are written off when deemed uncollectible.

See Note 6 for additional information regarding accounts receivable.

Inventories

Inventories

Inventories are stated at the lower of actual cost or market, net of allowances for obsolete and slow-moving inventory. The cost of finished goods inventories is determined using the first-in, first-out method. Carrying values include material costs, labor and associated indirect manufacturing expenses. Costs for materials and supplies, excluding ore, are determined by average cost to acquire. Raw materials are carried at actual cost.

The Company periodically reviews its inventory for obsolescence or inventory that is no longer marketable for its intended use, and records any write-down equal to the difference between the cost of inventory and its estimated net realizable value based on assumptions about alternative uses, market conditions and other factors.

See Note 7 for additional information regarding inventories.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment, net is stated at cost less accumulated depreciation. Maintenance and repairs are expensed as incurred, except that costs of replacements or renewals that improve or extend the lives of existing properties are capitalized.

Depreciation—Property, plant and equipment is depreciated over its estimated useful life by the straight-line method. Useful lives for certain property, plant and equipment are as follows:

Buildings	10—40 years
Land improvements	10—20 years
Machinery and equipment	3— 25 years
Furniture and fixtures	10 years

Retirements and Sales—The cost and related accumulated depreciation and amortization are removed from the respective accounts upon retirement or sale of property, plant and equipment. Any resulting gain or loss is included in “Cost of goods sold” or “Selling, general, and administrative expenses” on the Consolidated Statements of Operations.

Interest Capitalized—The Company capitalizes interest costs on major projects that require an extended period of time to complete. See Note 12 for additional information regarding capitalized interest.

See Note 8 for additional information regarding property, plant and equipment.

Mineral Leaseholds

Mineral Leaseholds, Net

The Company is engaged in the acquisition, exploration and development of mineral properties. Mineral property acquisition costs are capitalized in accordance with ASC 805, Business Combinations (“ASC 805”) as tangible assets when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and anticipated exploration and development expenditures. Mineral leaseholds are depreciated over their useful lives as determined under the units of production method.

Mineral property exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property through the commencement of production are capitalized.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets are stated at cost less accumulated amortization. The Company amortizes intangibles on a straight-line basis over their estimated useful lives, which range from 5 to 20 years.

Recoverability of Long-Lived Assets

Recoverability of Long-Lived Assets

The Company evaluates the recoverability of the carrying value of long-lived assets (property, plant and equipment, mineral leaseholds and intangible assets) whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Under such circumstances, the Company assesses whether the projected undiscounted cash flows of its long-lived assets are sufficient to recover the existing unamortized cost of its long-lived assets. If the undiscounted projected cash flows are not sufficient, the Company calculates the impairment amount by discounting the projected cash flows using its weighted-average cost of capital. The amount of the impairment is written off against earnings in the period in which the impairment is determined.

Asset Retirement Obligations

Asset Retirement Obligations

To the extent a legal obligation exists, an asset retirement obligation (“ARO”) is recorded at its estimated fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate.

Environmental Remediation and Other Contingencies

Environmental Remediation and Other Contingencies

In accordance with ASC 450 Contingencies (“ASC 450”) and ASC 410, Asset Retirement and Environmental Obligations (“ASC 410”), the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or assessment has been asserted, or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be reasonably estimated. Estimates of environmental liabilities, which include the cost of investigation and remediation, are based on a variety of factors, including, but not limited to, the stage of investigation, the stage of the remedial design, evaluation of existing remediation technologies, presently enacted laws and regulations as well as prior experience in remediation of contaminated sites. In future periods, a number of factors could change the Company’s estimate of environmental remediation costs, such as changes in laws and regulations, or changes in their interpretation or administration or relevant cleanup levels; revisions to the remedial design; unanticipated construction problems; identification of additional areas or volumes of contaminated soils and groundwater; the availability of information to estimate probable but previously inestimable obligations; and changes in costs of labor, equipment and technology.

To the extent costs of investigation and remediation have been incurred and are recoverable from federal, state, or other governmental agencies and have been incurred or are recoverable under certain insurance policies or from other parties and such recoveries are deemed probable, the Company records a receivable for the estimated amounts recoverable (undiscounted). Receivables are reflected on the Consolidated Balance Sheets in either “Accounts receivable” or as a component of “Other Long-Term Assets,” depending on the estimated timing of collection.

Self Insurance

Self Insurance

The Company is self-insured for certain levels of general and vehicle liability, property, workers’ compensation and health care coverage. The cost of these self-insurance programs is accrued based upon estimated fully developed settlements for known and anticipated claims. Any resulting adjustments to previously recorded reserves are reflected in current operating results. The Company does not accrue for general or unspecific business risks.

Revenue Recognition

Revenue Recognition

Revenue is recognized when risk of loss and title to the product is transferred to the customer. All amounts billed to a customer in a sales transaction related to shipping and handling represent revenues earned and are reported as net sales.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold includes the costs of purchasing, manufacturing and distributing products, including raw materials, energy, labor, depreciation and other production costs. Costs incurred by the Company for shipping and handling are reported in “Cost of goods sold” on the Consolidated Statements of Operations. Receiving, distribution, freight and warehousing costs are also included in “Cost of goods sold” on the Consolidated Statements of Operations.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include costs related to marketing, sales, agent commissions, research and development, legal and administrative functions such as human resources, information technology, investor relations, accounting, treasury, and tax compliance. Costs include expenses for salaries and benefits, travel and entertainment, promotional materials and professional fees.

Research and Development

Research and Development

Research and development costs were $9 million, $9 million, less than $1 million and $6 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively, and were expensed as incurred.

Pension and Postretirement Benefits

Pension and Postretirement Benefits

The Company provides pension and postretirement benefits for qualifying employees worldwide, which are accounted for in accordance with ASC 715, Compensation—Retirement Benefits (“ASC 715”). See Note 20 for additional information regarding pension and postretirement benefits.

Share-based Compensation

Share-based Compensation

The Company accounts for its share-based compensation in accordance with ASC 718, Compensation-Share-Based Compensation (“ASC 718”).

Liability Restricted Share Awards—Certain restricted share awards have been classified as liability awards and were re-measured to fair value at each reporting date. The restricted share awards classified as liabilities contained only a service condition and had graded vesting provisions.

Equity Restricted Share Awards—The fair value of equity instruments is measured based on the average share price on the grant date and is recognized over the vesting period. The restricted share awards contain service, market and/or performance conditions. For awards containing only a service condition, the Company has elected to recognize compensation costs using the straight-line method over the requisite service period for the entire award. For awards containing a market condition, the fair value of the award is measured using the lattice model. For awards containing a performance condition, the fair value of the award is equal to the average share price but compensation expense is not recognized until the Company concludes that it is probable that the performance condition will be met. The Company reassesses the probability each quarter.

Options—The Black-Scholes option pricing model is utilized to measure the fair value of options. Options generally contain only service conditions and have graded vesting provisions. The Company has elected to recognize compensation costs using the straight-line method over the requisite service period for the entire award.

Income Taxes

Income Taxes

The Company accounts for taxes in accordance with ASC 740, Income Taxes (“ASC 740”). The Company has operations in several countries around the world and is subject to income and similar taxes in these countries. The estimation of the amounts of income taxes involves the interpretation of complex tax laws and regulations and how foreign taxes affect domestic taxes, as well as the analysis of the realizability of deferred tax assets, tax audit findings and uncertain tax positions. Although the Company believes its tax accruals are adequate, differences may occur in the future, depending on the resolution of pending and new tax matters.

Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided against a deferred tax asset when it is more likely than not that all or some portion of the deferred tax asset will not be realized. The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets and reflects any changes in its estimates in the valuation allowance, with a corresponding adjustment to earnings or other comprehensive income (loss), as appropriate. ASC 740 requires that all available positive and negative evidence be weighted to determine whether a valuation allowance should be recorded.

The amount of income taxes the Company pays is subject to ongoing audits by federal, state and foreign tax authorities, which may result in proposed assessments. The Company’s estimate for the potential outcome for any uncertain tax issue is highly judgmental. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon its evaluation of the facts, circumstances and information available at the reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties are accrued as part of tax expense, where applicable. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

Fair value measurement

Fair value measurement

The Company accounts for its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). In measuring fair value on a recurring basis, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs, to the extent possible, and considers counterparty credit risk in its assessment of fair value.

Fair Value Measurements

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which changes certain fair value measurement and disclosure requirements, clarifies the application of existing fair value measurement and disclosure requirements and provides consistency to ensure that U.S. GAAP and IFRS fair value measurement and disclosure requirements are described in the same way. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.

Acquisition of the Mineral Sands Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Calculation of Amount of Net Sales and Earnings from Acquisition of Mineral Sands Business

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business for the three and six months ended June 30, 2013.

	Mineral Sands	Pigment	Eliminations	Total
Three Months Ended June 30, 2013:
Net Sales	$255	$—	$(89)	$166
Income (Loss) from Operations	$50	$(16)	$4	$38
Six Months Ended June 30, 2013:
Net Sales	$496	$—	$(196)	$300
Income (Loss) from Operations	$124	$(33)	$(14)	$77

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business since June 15, 2012. The results of the acquired mineral sands business are included in both the mineral sands segment and the pigment segment.

	Mineral	Pigment	Eliminations	Total
Net Sales	$489	$64	$(29)	$524
Income from Operations	$8	$(36)	$(2)	$(30)

Supplemental Pro Forma Financial Information

In accordance with ASC 805, the supplemental pro forma results of operations for the three and six months ended June 30, 2012:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
Net Sales	$588	$1,150
Income from Operations	$196	$395
Net Income	$173	$326
Net Income attributable to Tronox Limited Shareholders	$156	$294
Basic earnings per share attributable to Tronox Limited Shareholders	$2.05	$4.07
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.98	$3.92

In accordance with ASC 805, the supplemental pro forma results of operations for the years ended December 31, 2012 and 2011, as if the mineral sands business had been acquired on January 1, 2011, are as follows:

	Years Ended December 31,
	2012	2011
Net Sales	$2,120	$2,302
Income from Operations	$296	$407
Net Income	$239	$2,105
Net Income attributable to Tronox Limited Shareholders	$207	$2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$1.70	$16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.67	$15.91

Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro

	Valuation	Net Adjustments to Fair Value	As Adjusted
Consideration:
Number of Class B Shares(1)	9,950,856	—	9,950,856
Fair value of Class B Shares on the Transaction Date	$137.70	—	137.70

Fair value of equity issued(2)	$1,370	—	1,370
Cash paid	—	1	1
Noncontrolling interest(3)	291	(58)	233

	$1,661	$(57)	$1,604

	Valuation	Net Adjustments to Fair Value	As Adjusted
Fair Value of Assets Acquired and Liabilities Assumed:
Current Assets:
Cash	$115	$—	$115
Accounts receivable	199	(3)	196
Inventories	622	(69)	553
Prepaid and other assets	32	(12)	20

Total Current Assets	968	(84)	884
Property, plant and equipment, net(4)	1,012	(132)	880
Mineral leaseholds, net(5)	1,299	158	1,457
Intangibles, net(4)	—	12	12
Deferred tax asset	26	4	30
Other long-term assets	19	—	19

Total Assets	$3,324	$(42)	$3,282

Current Liabilities:
Accounts payable	93	17	110
Accrued liabilities	25	—	25
Unfavorable contracts(6)	83	2	85
Short-term debt	76	(1)	75
Current deferred tax liability	28	(14)	14
Income taxes payable	2	—	2

Total Current Liabilities	307	4	311
Long-term debt	19	—	19
Deferred tax liability	212	(3)	209
Asset retirement obligations	57	—	57
Other	7	20	27

Total Liabilities	602	21	623

Net Assets	$2,722	$(63)	$2,659

Gain on Bargain Purchase(7)	$1,061	$(6)	$1,055

(1)	The number of Class B Shares issued in connection with the Transaction has not been restated to affect for the 5-for-1 share split as discussed in Note 15.
(2)

The fair value of the Class B shares issued was determined based the closing market price of Tronox Incorporated’s common shares on June 14, 2012, less a 15% discount for marketability due to a restriction that the shares cannot be sold for a period of at least three years following the Transaction Date.

(3)	The fair value of the noncontrolling interest is based upon a structured arrangement with Tronox Limited, which allows the ownership interest to be exchanged for approximately 1.45 million additional Class B shares until the earlier of the 10 year anniversary of the Transaction Date or the date when the South African Department of Mineral Resources determines that ownership is no longer required under the BEE legislation.
(4)	The fair value of property, plant and equipment and internal use software was determined using the cost approach, which estimates the replacement cost of each asset using current prices and labor costs, less estimates for physical, functional and technological obsolescence.
(5)	The fair value of mineral rights was determined using the Discounted Cash Flow (“DCF” ) method, which was based upon the present value of the estimated future cash flows for the expected life of the asset taking into account the relative risk of achieving those cash flows and the time value of money. Discount rates of 17% for South Africa and 15.5% for Australia were used taking into account the risks associated with such assets, as well as the economic and political environment where each asset is located.
(6)	The fair value of unfavorable contracts was determined by multiplying the committed tonnage in each contract by the difference between the committed price in the contract versus the estimated market price over the term of the contract.
(7)	In accordance with ASC 805-10-25-14, the measurement period for the Transaction ends in June 2013.

Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	June 30, 2013	December 31, 2012
Trade receivables	$406	$371
Other	20	23

Total	426	394
Allowance for doubtful accounts	(1)	(3)

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	Successor
	December 31, 2012	December 31, 2011
Trade receivables	$371	$269
Related parties	—	7
Other	23	2

Total	394	278
Allowance for doubtful accounts	(3)	—

Net	$391	$278

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories, Net of Allowance for Obsolete Inventories and Supplies

Inventories consisted of the follows:

	June 30, 2013	December 31, 2012
Raw materials	$225	$221
Work-in-process	80	99
Finished goods(1)	325	477
Materials and supplies, net(2)	119	117

Total	$749	$914

(1)	Includes inventory on consignment to others of approximately $49 million and $42 million at June 30, 2013 and December 31, 2012, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.

Inventories at December 31, 2012 and 2011 were as follows:

	Successor
	December 31, 2012	December 31, 2011
Raw materials	$221	$124
Work-in-process	99	9
Finished goods(1)	477	130
Materials and supplies, net(2)	117	48

Total(3)	$914	$311

(1)	Includes inventory on consignment to others of approximately $42 million and $12 million at December 31, 2012 and 2011, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.
(3)	The fair value of inventory from the acquired mineral sands business in the Transaction was $553 million.

Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation and amortization, consisted of the following:

	June 30, 2013	December 31, 2012
Land and land improvements	$80	$80
Buildings	190	194
Machinery and equipment	1,136	1,158
Construction-in-progress	130	153
Furniture and fixtures	21	7
Other	6	6

Total	1,563	1,598
Less accumulated depreciation and amortization	(254)	(175)

Net	$1,309	$1,423

	Successor
	December 31, 2012	December 31, 2011
Land and land improvements	$80	$51
Buildings	194	45
Machinery and equipment	1,158	405
Construction-in-progress	153	49
Furniture and fixtures	7	4
Other	6	3

Total	1,598	557
Less accumulated depreciation and amortization	(175)	(53)

Net	$1,423	$504

Mineral Leaseholds, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Mineral Leaseholds

Mineral leaseholds, net of accumulated depletion, consisted of the following:

	June 30, 2013	December 31, 2012
Mineral leaseholds	$1,423	$1,502
Less accumulated depletion	(102)	(63)

Net	$1,321	$1,439

	Successor
	December 31, 2012	December 31, 2011
Mineral leaseholds	$1,502	$42
Less accumulated depletion	(63)	(4)

Net	$1,439	$38

Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Gross Cost and Accumulated Amortization of Intangible Assets

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	June 30, 2013
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(49)	$245
TiO2 technology	32	(4)	28
Internal-use software	39	(4)	35
Other	9	(4)	5

Total	$374	$(61)	$313

	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software	38	(2)	36
Other	9	(3)	6

Total	$373	$(47)	$326

The gross cost and accumulated amortization of intangible assets, by major intangible asset category, were as follows:

	Successor
	December 31, 2012
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(39)	$255
TiO2 technology	32	(3)	29
Internal-use software(1)	38	(2)	36
In-process research and development	5	(2)	3
Trade names	3	(1)	2
Other	1	—	1

Total	$373	$(47)	$326

(1)	In connection with the Transaction, the Company acquired internal-use software, which was valued at $12 million on the Transaction Date. See Note 5.

	Successor
	December 31, 2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount
Customer relationships	$294	$(19)	$275
TiO2 technology	32	(2)	30
Internal-use software	12	—	12
In-process research and development	5	(1)	4
Trade names	3	—	3
Other	1	—	1

Total	$347	$(22)	$325

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets was as follows:

Total Amortization
2013	$14
2014	27
2015	26
2016	25
2017	25
Thereafter	196

Total	$313

Estimated future amortization expense related to intangible assets is as follows:

Total Amortization
2013	$27
2014	27
2015	27
2016	25
2017	25
Thereafter	195

Total	$326

Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities

Accrued liabilities consisted of the following:

	June 30, 2013	December 31, 2012
Taxes other than income taxes	$56	$58
Employee-related costs and benefits	44	45
Unfavorable sales contracts	36	64
Interest	23	22
Sales rebates	13	13
Other	8	7

Total	$180	$209

	Successor
	December 31, 2012	December 31, 2011
Unfavorable sales contracts(1)	$64	$—
Taxes other than income taxes(2)	58	5
Employee-related costs and benefits	45	27
Interest	22	1
Sales rebates	13	8
Other	7	5

Total	$209	$46

(1)	In connection with the Transaction, the Company acquired sales contracts at unfavorable market terms, which were valued at $85 million on the Transaction Date. See Note 5.
(2)	Includes transfer taxes incurred as a result of the Transaction and recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-term Debt

Short-term debt consisted of the following:

	Maturity Date	June 30, 2013	December 31, 2012
UBS Revolver	6/18/17	$—	$—
ABSA Revolver(1)	6/14/17	—	30

Total		$—	$30

(1)	Average effective interest rate of 8.5% and 8.5% during 2013 and 2012, respectively.

Short-term Debt

	Successor
	December 31, 2012	December 31, 2011
UBS Revolver(1)	$—	$—
ABSA Revolver(2)	30	—
Wells Revolver(3)	—	—

Short-term debt	$30	$—

(1)	Average effective interest rate of 3.9% in 2012.
(2)	Average effective interest rate of 8.5% in 2012.
(3)	Average effective interest rate of 4.7% in 2011 and 5.25% in 2012.

Long-Term Debt

Long-term debt consisted of the following:

	Principal Amount	Maturity Date	June 30, 2013	December 31, 2012
Term Loan, net of unamortized discount of $11 million(1)	$1,500	3/19/2020	$1,489	$—
Senior Notes	$900	8/15/2020	900	900
Term Facility, net of unamortized discount of $6 million(2)	$700	2/8/2018	—	691
Co-generation Unit Financing Arrangement	$16	2/1/2016	7	10
Lease financing			12	14

Total debt			2,408	1,615
Less: Long-term debt due in one year			(18)	(10)

Long-term debt			$2,390	$1,605

(1)	Average effective interest rate of 4.9% in 2013.
(2)	Average effective interest rate of 5.0% and 5.0% in 2013 and 2012, respectively.

Long-Term Debt

	Initial Principal Amount	Maturity Date	Successor
			December 31, 2012	December 31, 2011
Senior Notes	$900	8/15/20	$900	$—
Term Facility(1)	$700	2/8/18	691	—
Exit Financing Facility(2)	$425	10/21/15	—	421
Co-generation Unit Financing Arrangement	$16	2/1/16	10	6
Lease financing			14	—

Total debt			1,615	427
Less: Long-term debt due in one year			(10)	(6)

Long-term debt			$1,605	$421

(1)	Average effective interest rate of 5% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

Scheduled Maturities of Company's Long-Term Debt

At June 30, 2013, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013	$9
2014	18
2015	18
2016	15
2017	15
Thereafter	2,344

Total	2,419
Remaining accretion of discount associated with the Term Loan	(11)

Total debt	$2,408

At December 31, 2012, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013(1)	$11
2014	10
2015	10
2016	8
2017	7
Thereafter	1,575

Total	1,621
Remaining accretion associated with the Term facility	(6)

Total debt	$1,615

(1)	Includes $1 million of remaining accretion associated with the Term Facility, which was issued net of an original issue discount of $7 million (see Term Facility discussion below).

Summary of Allocation of Senior Secured Loans

The Company allocated these amounts between the $550 million Senior Secured Term Loan and the $150 million Senior Secured Delayed Draw as follows:

	Outstanding Balance	Percentage of Outstanding Balance	Allocation of Unamortized Costs	Loss Extinguishment of Debt
Senior Secured Term Loan	$547	79%	$16	$—
Senior Secured Delayed Draw	149	21%	4	4

Total	$696	100%	$20	$4

Summary of Interest and Debt Expense

Interest and debt expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense	$32	$8	$58	$15
Amortization of deferred debt issuance costs(1)	2	4	4	5
Other	2	3	2	3
Capitalized interest	(1)	(1)	(2)	(1)

Interest and debt expense	$35	$14	$62	$22

(1)	In connection with obtaining debt, the Company incurred debt issuance costs. Such costs are recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets,” and are being amortized through the maturity date.

Deferred Debt Issuance Costs and Related Amortization Expense

Deferred debt issuance costs and the related amortization expense was as follows:

			Amortization Expense
	Deferred Debt	Balance at	Three Months Ended June 30,		Six Months Ended June 30,
	Issuance Cost	June 30, 2013	2013	2012	2013	2012
Term Loan	$28	$27	$1	$—	$1	$—
Senior Notes	18	16	1	—	1	—
Term Facility	17	10	—	—	1	1
Other	8	7	—	4	1	4

Total		$60	$2	$4	$4	$5

Term Facility	Term Facility

	Successor
	December 31, 2012	December 31, 2011
Term Facility	$697	$—
Discount	(6)	—

Term Facility, net	$691	$—

Leverage Ratio

Fiscal Quarter Ending	Total Leverage Ratio
December 31, 2012 through December 31, 2015	3:1
March 31, 2016 and thereafter	2.25:1

Interest Expense

Interest Expense

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Interest expense(1)	$53	$29	$3	$40
Amortization of deferred debt issuance costs and discount on debt	10	1	—	9
Other	4	1	—	1
Capitalized interest	(2)	(1)	—	—

Interest and debt expense	$65	$30	$3	$50

(1)	For the one month ended January 31, 2011, interest expense excludes $3 million, which would have been payable under the terms of the Company’s $350 million 9.5% senior unsecured notes.

Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Changes in AROs

The changes in AROs during the six months ended June 30, 2013 were as follows:

	June 30, 2013	December 31, 2012
Beginning balance	$113	$30
Additions	2	7
Accretion expense	2	5
Changes in estimates, including cost and timing of cash flows	(14)	11
Settlements/payments	—	(1)
AROs acquired in the acquisition of mineral sands business	—	61

Ending balance	$103	$113

Current portion included in accrued liabilities	$7	$7

Noncurrent portion	$96	$106

A summary of the changes in the AROs during the year ended December 31, 2012 is as follows:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011
Beginning balance	$30	$29	$19
Additions	7	—	—
Accretion expense	5	2	—
Changes in estimates, including cost and timing of cash flows	9	1	—
Settlements/payments	(1)	(2)	—
AROs acquired in the acquisition of the mineral sands business	58	—	—
Fresh-start adjustments	—	—	10

Ending balance	$108	$30	$29

Current portion included in accrued liabilities	$2	$1	$1

Noncurrent portion	$106	$29	$28

Summary of AROs by Country	AROs, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
Australia	$59	$67
South Africa	32	34
The Netherlands	11	11
United States	1	1

Total	$103	$113

A summary of the AROs is included in the table below:

Australia	$62
South Africa	34
Botlek	11
Hamilton	1

Total AROs	$108

Shareholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Changes in Outstanding and Treasury Shares

The changes in outstanding shares for the six months ended June 30, 2013 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2012	62,103,989
Shares issued for share-based compensation	66,524
Shares issued for warrants exercised	81,015
Shares issued for options exercised	50,000

Balance at June 30, 2013	62,301,528

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2012	51,154,280

Balance at June 30, 2013	51,154,280

The changes in outstanding and treasury shares for the year ended December 31, 2012 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction(1)	76,644,650
Shares issued for share-based compensation	24,620
Shares issued for warrants exercised	9,353
Shares purchased by the T-Bucks Trust(2)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares	(1,400,000)
Shares repurchased/cancelled(3)	(12,626,400)

Balance at December 31, 2012	62,103,989

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction	49,754,280
Class A Shares purchased by Exxaro, and converted to Class B Shares	1,400,000

Balance at December 31, 2012	51,154,280

Tronox Incorporated shares outstanding:
Balance at December 31, 2011	75,383,455
Shares issued for share-based compensation	570,785
Shares issued for warrants exercised	690,385
Shares issued for claims	25
Shares exchanged in connection with the Transaction(1)	(76,644,650)

Balance at December 31, 2012	—

Tronox Incorporated shares held as treasury:
Balance at December 31, 2011	472,565
Shares issued for share-based compensation	239,360
Shares cancelled in connection with the Transaction(1)	(711,925)

Balance at December 31, 2012	—

(1)	Shares issued in connection with the Transaction have been adjusted for the 5-for-1 share split. On the Transaction Date, the Company issued 15,328,930 Class A Shares and 9,950,856 Class B Shares.
(2)	During the third quarter of 2012, the Company created the T-Bucks Employee Participation Plan for the benefit of certain employees in South Africa. See Note 19 for additional information.
(3)

In accordance with Australian law, the Company is not permitted to hold shares of its own ordinary shares. As such, all Class A Shares that were repurchased by the Company have been cancelled. Additionally, all shares of Tronox Incorporated common stock that were held by Tronox Incorporated on the Transaction date were cancelled in connection with the Transaction. The number of Class A Shares repurchased has been adjusted for the 5-for-1 share split.

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Income Taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Income tax benefit (provision)	$(1)	$84	$(2)	$66
Income (Loss) before Income Taxes	$—	$1,060	$(44)	$1,164
Effective tax rate	—%	(8)%	(5)%	(6)%

Details Income Loss from Continuing Operations Before Income Taxes

Income (loss) from continuing operations before income taxes is comprised of the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australia	$1,019	$70	$107	$2
United States	10	120	497	(10)
Other	(21)	72	28	15

Total	$1,008	$262	$632	$7

Schedule of Income Tax Benefit (Provision) From Continuing Operations

The income tax benefit (provision) from continuing operations is summarized below:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australian:
Current	$(28)	$(1)	$—	$(6)
Deferred	124	(4)	(1)	5
U.S. Federal & State:
Current	(9)	—	—	—
Deferred	—	—	—	—
Other:
Current	—	(14)	—	(1)
Deferred	38	(1)	—	—

Total benefit(provision) from continuing operations	$125	$(20)	$(1)	$(2)

Summary of Statutory Income Tax Rates

In the following table, the applicable statutory income tax rates are reconciled to the Company’s effective income tax rates for “Income (Loss) from Continuing Operations” as reflected in the Consolidated Statements of Operations.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Statutory tax rate	30%	35%	35%	35%
Increases (decreases) resulting from:
Tax rate differences	(6)	(5)	—	93
Foreign exchange	—	—	—	39
Disallowable expenditures	(1)	7	—	166
Foreign interest disallowance	—	2	—	61
Gain on bargain purchase (net of tax)	(31)	—	—	—
Resetting of tax basis to market value	(7)	—	—	—
Permanent adjustment for fresh start (net of tax)	—	—	(29)	—
Prior year accruals	—	(1)	—	23
Change in uncertain tax positions	—	(6)	—	54
U.S. state income taxes	—	2	—	(15)
Valuation allowances	(1)	(25)	(1)	(427)
Withholding taxes	2	—	—	—
Other, net	2	(1)	(5)	1

Effective tax rate	(12%)	8%	0%	30%

Summary of Net Deferred Tax Assets and Liabilities

Net deferred tax assets (liabilities) at December 31, 2012 and 2011 were comprised of the following:

	Successor
	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss and other carryforwards	$664	$495
Property, plant and equipment	197	6
Reserves for environmental remediation and restoration	31	6
Obligations for pension and other employee benefits	79	57
Investments	31	34
Grantor trusts	109	123
Inventory	2	4
Interest	24	—
Other accrued liabilities	50	16
Long-term notes payable	52	—
Unrealized foreign exchange losses	10	1
Other	8	1

Total deferred tax assets	1,257	743
Valuation allowance associated with deferred tax assets	(753)	(561)

Net deferred tax assets	504	182

Deferred tax liabilities:
Property, plant and equipment	(386)	(67)
Intangibles	(110)	(118)
Inventory	(22)	(1)
Other	(8)	(2)

Total deferred tax liabilities	(526)	(188)

Net deferred tax asset (liability)	$(22)	$(6)

Balance sheet classifications:
Deferred tax assets—current	$114	$4
Deferred tax assets—long-term	91	9
Deferred tax liability—current	(5)	—
Deferred tax liability—long-term	(222)	(19)

Net deferred tax asset	$(22)	$(6)

Schedule of Tax Loss Carryforwards

The deferred tax assets generated by tax loss carryforwards have been partially offset by valuation allowances. The expiration of these carryforwards at December 31, 2012, is shown below. These expiration amounts are comprised of Australian, United States, state, and other jurisdictional losses.

	Australia	U.S. Federal	U.S. State	Other	Tax Loss Carryforwards Total
2013	$—	$—	$—	$22	$22
2014	—	—	—	52	52
2015	—	—	—	31	31
2016	—	—	11	6	17
2017	—	—	—	3	3
Thereafter	253	1,226	1,431	322	3,232

Total tax losses	$253	$1,226	$1,442	$436	$3,357

Summary Showing Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for 2012 is as follows:

Successor 2012
Balance at January 1	$2
Additions for tax positions related to prior year	2

Balance at December 31	$4

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

2011
Predecessor: Balance at January 1	$13

Successor: Balance at January 31	13
Additions for tax positions related to the current year	1
Decrease due to settlements	(3)
Decrease due to lapse of applicable statute of limitations	(9)

Successor: Balance at December 31	$2

Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share From Continuing Operations

The computation of basic and diluted loss per share for the periods indicated is as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Numerator—Basic and Diluted:
Net Loss	$(1)	$(46)
Less: Income attributable to noncontrolling interest	12	24

Undistributed loss	(13)	(70)
Percentage allocated to ordinary shares	100%	100%

Undistributed loss allocated to ordinary shares	(13)	(70)

Loss available to ordinary shares	$(13)	$(70)

Denominator—Basic and Diluted
Weighted-average ordinary shares (in thousands)	113,390	113,354

Loss per Share(1):
Basic loss per Share	$(0.11)	$(0.62)

Diluted loss per Share	$(0.11)	$(0.62)

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The computation of basic and diluted earnings per share for the periods indicated is as follows:

	Three Months Ended June 30, 2012	Six Month Ended June 30, 2012
Numerator—Basic and Diluted:
Net Income	$1,144	$1,230
Less: Dividends declared	(32)	(32)

Undistributed earnings	1,112	1,198
Percentage allocated to ordinary shares	99.5%	99.5%

Undistributed earnings allocated to ordinary shares	1,106	1,192
Add: Dividends declared allocated to common shares	32	32

Earnings available to ordinary shares	$1,138	$1,224

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	84,528	79,960
Add: Effect of Dilutive Securities:
Restricted stock	46	98
Warrants	2,956	2,963
Options	5	—

Denominator—Dilutive	87,535	83,021

Earnings per Share(1):
Basic earnings per Share	$13.46	$15.31

Diluted earnings per Share	$13.00	$14.74

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The following table sets forth the number of shares utilized in the computation of basic and diluted earnings per share from continuing operations for the periods indicated. The weighted average shares outstanding, potentially dilutive shares, earnings per share and anti-dilutive shares of the Successor have been restated to affect the 5-for-1 share split discussed in Note 15.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Numerator—Basic and Diluted:
Income from Continuing Operations	$1,133	$242	$631	$5
Add: Loss attributable to noncontrolling interest	1	—	—	—
Less: Dividends paid	(61)	—	—	—

Undistributed earnings	1,073	242	631	5
Percentage allocated to ordinary shares	99.26%	100%	100%	100%

Undistributed earnings allocated to ordinary shares	1,065	242	631	5
Add: Dividends paid allocated to ordinary shares	60	—	—	—

Earnings available to ordinary shares	$1,125	$242	$631	$5

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	98,985	74,905	41,311	41,232
Add: Effect of Dilutive Securities:
Restricted stock	49	275	88	151
Warrants	2,372	2,895	—	—
Options	—	20	—	—

Denominator—Dilutive	101,406	78,095	41,399	41,383

Earnings per Share:
Basic earnings per Share(1)	$11.37	$3.22	$15.28	$0.11

Diluted earnings per Share(1)	$11.10	$3.10	$15.25	$0.11

(1)	The basic and diluted earnings per share amounts were computed from exact, not rounded, income and share information.

Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock Share Activity with Employees

Restricted share activity with employees and directors was as follows:

	Number of Shares	Fair Value
Balance at December 31, 2011	1,177,995	$21.48
Awards granted	52,915	24.36
Awards earned	(810,145)	32.41
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at June 30, 2012	—	$—

(1)	Represents weighted average fair value. Liability awards are remeasured to fair value at each reporting date and upon vesting, while equity awards are presented at grant date fair value.

The following table summarizes restricted shares activity during the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	1,177,995	$22.01
Awards granted	52,915	24.36
Awards earned	(810,145)	24.30
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at December 31, 2012	—	$—

(1)	Represents the weighted-average grant-date fair value.

Activity for Company's Options

During the six months ended June 30, 2013, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price (1)	Contractual Life Years (1)	Intrinsic Value(2)
Balance at December 31, 2012	612,439	$24.81
Options issued	1,553,110	19.10
Options exercised	(50,000)	22.00
Options expired	(32,822)	25.65
Options forfeited	(18,204)	20.40

Outstanding at June 30, 2013	2,064,523	$20.61	9.46	$2

Outstanding and expected to vest at June 30, 2013	1,801,008	$20.20	9.53	$2

Exercisable at June 30, 2013	165,012	$25.14	8.86	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at June 30, 2013 and the options’ exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.

During the six months ended June 30, 2012, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price (1)	Contractual Life Years (1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56
Options issued	135,895	25.90

Outstanding at June 30, 2012	653,225	$24.84	9.68	$1

Outstanding and expected to vest at June 30, 2012	618,095	$24.86	9.68	$1

Exercisable at June 30, 2012	7,440	$24.60	9.52	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.

(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at June 30, 2012 and the options’ exercise price.

The following table presents a summary of activity for the Tronox Incorporated options for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	172,330	29.69	9.87	—
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56	9.59	0.7

Outstanding at December 31, 2012	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price.

Assumptions Used in Calculating Options Granted

The Company ran the Black-Scholes option-pricing model using the following assumptions:

	February 25, 2013	March 11, 2013
Number of options granted	1,544,872	8,238
Fair market value and exercise price (1)	$19.09	$21.49
Risk-free interest rate (2)	1.04%	1.19%
Expected dividend yield	5.24%	4.65%
Expected volatility	56%	56%
Maturity (years)	10	10
Expected term (years)	6	6
Per-unit fair value of options granted	$6.28	$7.48

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

June 26, 2012
Number of options granted	135,895
Fair market value and exercise price (1)	$25.90
Risk-free interest rate (2)	0.97%
Expected dividend yield	3.86%
Expected volatility	55%
Maturity (years)	10
Expected term (years)	6
Per-unit fair value of options granted	$9.43

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

	January 2, 2012	June 6, 2012
Number of options granted	22,330	150,000
Fair market value and exercise price (1)	$24.60	$30.45
Risk-free interest rate (2)	1.97%	0.94%
Expected dividend yield	0.0%	0.0%
Expected volatility	49%	55%
Expected term (years)	10	10
Per-unit fair value of options granted	$14.78	$15.64

(3)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(4)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

2012
Risk-free interest rate	1.02%
Expected dividend yield	4.84%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$7.03

2012
Risk-free interest rate	0.87%
Expected dividend yield	5.34%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$6.07

Equity-Settled Share-Based Payment Plan

In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Shares acquired by the Trust	548,234	$25.79

Balance at December 31, 2012	548,234	$25.79

Outstanding awards expected to vest	548,234	$25.79

(1)	Represents the fair value on the date of purchase by the Trust.

Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity

The following table summarizes information about restricted stock award, performance award and option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Options
Restricted Shares	Number of Shares	Fair Value(1)	Number Of Units	Number of Options	Price(2)	Contractual Life (Years)(2)	Intrinsic Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

Restricted Stock [Member]
Restricted Stock Share Activity with Employees

Restricted share activity for the six months ended June 30, 2013 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2012	761,065	$20.62
Awards granted	780,640	20.96
Awards earned	(68,258)	24.18
Awards forfeited	(15,245)	23.86

Balance at June 30, 2013	1,458,202	$20.60

Outstanding awards expected to vest	1,422,910	$20.57

(1)	Represents the weighted-average grant-date fair value.

Restricted share activity for the six months ended June 30, 2012 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	160,835	27.39

Balance at June 30, 2012	581,600	$19.86

Outstanding awards expected to vest	574,716	$19.77

(1)	Represents the weighted-average grant-date fair value.

The following table summarizes restricted share activity for the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	$—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	376,495	24.97
Awards earned	(24,620)	20.87
Awards forfeited	(11,575)	29.32

Balance at December 31, 2012	761,065	$20.62

Outstanding awards expected to vest	754,162	$20.57

(1)	Represents the weighted-average grant-date fair value.

Stock Option [Member]
Activity for Company's Options

Tronox Incorporated options activity was as follows:

	Number of Options	Price (1)
Balance at December 31, 2011	345,000	$22.00
Options issued	172,330	29.69
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56

Outstanding at June 30, 2012	—	$—

(1)	Represents weighted average exercise price.

The following table presents a summary of activity for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—	—		$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56	9.10		—
Options issued	247,904	23.83	9.62		—
Options forfeited	(159,880)	22.55	—		—
Options vested	(76,595)	22.25	—		—

Outstanding at December 31, 2012	528,759	$25.16	9.38	$

Outstanding awards expected to vest	491,416	$25.23	9.40		—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable. The fair value of awards granted in connection with the share split has been affected to reflect the estimated fair value on the date of such share split.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price. Options issued in connection with the share split had no effect on the intrinsic value of outstanding options.

Pension and Other Postretirement Healthcare Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of Net Periodic Pension and Postretirement Healthcare Cost

The components of net periodic cost associated with the U.S. and foreign retirement plans recognized in the unaudited Condensed Consolidated Statement of Operations were as follows:

	Retirement Plans
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net periodic cost:
Service cost	$2	$—	$3	$1
Interest cost	5	5	10	11
Expected return on plan assets	(5)	(4)	(10)	(10)
Net amortization of actuarial loss	—	—	1	—

Total net periodic cost	$2	$1	$4	$2

	Retirement Plans				Postretirement Healthcare Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net periodic cost:
Service cost	$3	$3	$—	$2	$1	$1	$—	$—
Interest cost	22	21	2	25	1	—	—	1
Expected return on plan assets	(21)	(20)	(2)	(30)	—	—	—	—
Net amortization of prior service credit	—	—	—	—	—	—	(1)	(14)
Net amortization of actuarial loss	—	—	1	4	—	—	—	—

Total net periodic cost (income)	$4	$4	$1	$1	$2	$1	$(1)	$(13)

Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans

	Retirement Plans		Postretirement Healthcare Plans
	Successor	Successor	Successor	Successor
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligations:
Benefit obligation, beginning of year	$483	$481	$9	$9
Service cost	3	3	1	—
Interest cost	22	23	1	—
Net actuarial (gains) losses	78	20	2	1
Foreign currency rate changes	2	(3)	—	—
Contributions by plan participants	1	1	1	1
Acquired in the Transaction	—	—	6	—
Special termination benefits	—	1	—	—
Termination of the nonqualified benefits restoration plan	—	(9)	—	—
Benefits paid	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Benefit obligation, end of year	557	483	18	9

Change in plan assets:
Fair value of plan assets, beginning of year	350	372	—	—
Actual return on plan assets	47	7	—	—
Employer contributions(1)	30	7	1	1
Participant contributions	1	1	1	1
Foreign currency rate changes	2	(3)	—	—
Benefits paid(1)	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Fair value of plan assets, end of year	398	350	—	—

Net over (under) funded status of plans	$(159)	$(133)	$(18)	$(9)

Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset	$—	$1	$—	$—
Current accrued benefit liability	—	—	(1)	(1)
Noncurrent accrued benefit liability	(159)	(134)	(17)	(8)

Sub-total of liabilities	(159)	(133)	(18)	(9)
Accumulated other comprehensive loss	94	50	5	1

Total	$(65)	$(83)	$(13)	$(8)

(1)	The Company expects 2013 contributions to be approximately $4 million for the Netherlands plan and $6 million for the U.S. qualified retirement plan, while net benefits paid are expected to be approximately $1 million for the U.S. postretirement healthcare plan.

Accumulated Benefit Obligations and Projected Benefit Obligations

The following table summarizes the accumulated benefit obligation, the projected benefit obligation, the market value of plan assets and the funded status of the Company’s funded retirement plans.

	Successor		Successor
	December 31, 2012		December 31, 2011
	U.S. Qualified Plan	The Netherlands Retirement Plan	U.S. Qualified Plan	The Netherlands Retirement Plan
Accumulated benefit obligation	$420	$117	$392	$79
Projected benefit obligation	(420)	(137)	(393)	(90)
Market value of plan assets	286	112	259	91

Funded status—(under)/over funded	$(134)	$(25)	$(134)	$1

Summary of Expected Benefit Payments

	2013	2014	2015	2016	2017	2018- 2022
Retirement Plans(1)	$32	$31	$31	$30	$31	$153
Postretirement Healthcare Plan	1	1	1	1	1	6

(1)	Includes benefit payments expected to be paid from the U.S. qualified retirement plan of $29 million, $28 million, $27 million, $27 million and $27 million in each year, 2013 through 2017, respectively, and $131 million in the aggregate for the period 2018 through 2022.

Summary of Pretax Amounts That are Expected to Reclassify

The following table shows the pretax amounts that are expected to be reclassified from “Accumulated other comprehensive income” on the Consolidated Balance Sheets to retirement expense during 2013:

	Retirement Plans	Postretirement Healthcare Plans
Unrecognized actuarial loss	$2	$—
Unrecognized prior service cost (credit)	—	—

Weighted Average Assumptions Used to Determine Net Periodic Cost

Assumptions—The following weighted average assumptions were used to determine the net periodic cost:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	5.25%	6.44%	5.25%	7.50%	5.75%
Rate of compensation increases	—	3.50%	3.50%	3.50%	3.50%	3.50%

Weighted Average Assumptions Used to Determine Actual Present Value

The following weighted average assumptions were used in estimating the actuarial present value of the plans’ benefit obligations:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	3.75%	3.50%	4.5%	5.25%	5.0%	5.0%
Rate of compensation increases	—	3.50%	3.5%	3.5%	3.5%	3.5%

(1)	The discount rate on the South African Plan was 9.45% at December 31, 2012, which is not included in the table above.

Schedule of Changes In Fair Value of Level 3 Plan Assets

The following tables set forth the changes in the fair value of Level 3 plan assets for the year ended December 31, 2011:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
Balance at December 31, 2010	$22	$22
Transfers to Level 2	(22)	(22)

Balance at December 31, 2011	$—	$—

Successor [Member]
Accumulated Benefit Obligations and Projected Benefit Obligations

Asset categories and associated asset allocations for the Company’s funded retirement plans at December 31, 2012 and 2011:

	Successor		Successor
	December 31, 2012		December 31, 2011
	Actual	Target	Actual	Target
United States:
Equity securities	38%	38%	57%	45%
Debt securities	61	62	40	55
Cash and cash equivalents	1	—	3	—

Total	100%	100%	100%	100%

Netherlands:
Equity securities	41%	40%	40%	25%
Debt securities	53	55	51	58
Real estate	—		9	10
Cash and cash equivalents	6	5	—	7

Total	100%	100%	100%	100%

U.S. Pension
Accumulated Benefit Obligations and Projected Benefit Obligations

The fair values of pension investments as of December 31, 2012 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Commingled Equity Fund.	$—		$110	(1)	$—	$110
Debt securities
Corporate	—		8	(5)	—	8
Government	11	(4)	1	(5)	—	12
Mortgages	—		16	(5)	—	16
Commingled Fixed Income Funds	—		137	(2)	—	137
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		3	(3)	—	3

Total at fair value	$11		$275		$—	$286

(1)	For commingled equity fund owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(3)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(5)	For corporate, government, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

The fair values of pension investments as of December 31, 2011 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—U.S.	$147	(1)	$—		$—	$147
Debt securities
Corporate	—		13	(6)	—	13
U.S. Mutual Funds	52	(2)	—		—	52
Government	10	(5)	1	(6)	—	11
Asset-backed	—		1	(6)	—	1
Mortgages	—		24	(6)	—	24
International Commingled Fixed Income Funds	—		3	(3)	—	3
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		8	(4)	—	8

Total at fair value	$209		$50		$—	$259

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

Netherlands Plan
Accumulated Benefit Obligations and Projected Benefit Obligations
The fair values of pension investments as of December 31, 2012 are summarized below:

	Netherlands Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$46	(1)	$—	$46
Debt securities—Non-U.S. Pooled Funds	—	60	(2)	—	60
Cash	—	6		—	6

Total at fair value	$—	$112		$—	$112

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
The fair values of pension investments as of December 31, 2011 are summarized below:

	Netherlands Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$37	(1)	$—	$37
Debt securities—Non-U.S. Pooled Funds	—	46	(2)	—	46
Real Estate Pooled Fund	—	8	(3)	—	8

Total at fair value	$—	$91		$—	$91

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Three Months Ended June 30, 2013
Net Sales(1)	$312	$304	$35	$(126)	$525
Income (loss) from operations	68	(56)	(11)	8	9
Interest and debt expense					(35)
Other income					26
Loss from Continuing Operations before Income Taxes					—
Depreciation, Depletion and Amortization	$49	$20	$4	$—	$73
Capital Expenditures	$18	$12	$4	$—	$34
Three Months Ended June 30, 2012
Net Sales(1)	$89	$348	$27	$(35)	$429
Income (loss) from operations	46	37	(76)	15	22
Interest and debt expense					(14)
Other expense					(3)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,060
Depreciation, Depletion and Amortization	$11	$16	$4	$—	$31
Capital Expenditures	$20	$3	$4	$—	$27
Six Months Ended June 30, 2013
Net Sales(1)	$610	$592	$62	$(269)	$995
Income (loss) from operations	164	(124)	(35)	(15)	(10)
Interest and debt expense					(62)
Loss on extinguishment of debt					(4)
Other expense					32
Income from Continuing Operations before Income Taxes					(44)
Depreciation, Depletion and Amortization	$98	$41	$7	$—	$146
Capital Expenditures	$49	$25	$5	$—	$79
Six Months Ended June 30, 2012
Net Sales(1)	$172	$710	$58	$(77)	$863
Income (loss) from operations	97	146	(104)	(4)	135
Interest and debt expense					(22)
Other expense					(4)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,164
Depreciation, Depletion and Amortization	$15	$31	$7	$—	$53
Capital Expenditures	$20	$15	$13	$—	$48

(1)	Net sales by geographic region, based on country of production, were as follows:

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Successor: Twelve Months Ended December 31, 2012
Net Sales	$760	$1,246	$128	$(302)	$1,832
Income (Loss) from operations	156	57	(139)	(49)	25
Interest and debt expense					(65)
Other income (expense)					(7)
Gain on bargain purchase					1,055
Income (Loss) from Continuing Operations before Income Taxes					$1,008
Total Assets	$3,164	$1,680	$725	$(58)	$5,511
Depreciation, Depletion and Amortization	125	71	15	—	211
Capital Expenditures	96	39	31	—	166
Successor: Eleven Months Ended December 31, 2011
Net Sales	$160	$1,327	$133	$(77)	$1,543
Income (Loss) from operations	42	323	(54)	(9)	302
Interest and debt expense					(30)
Other income (expense)					(10)
Income (Loss) from Continuing Operations before Income Taxes					$262
Total Assets	$228	$1,217	$224	$(12)	$1,657
Depreciation, Depletion and Amortization	—	67	12	—	79
Capital Expenditures	—	117	16	—	133
Predecessor: January 1 through January 31, 2011
Net Sales	$8	$89	$14	$(3)	$108
Income (Loss) from operations	2	20	(1)	(1)	20
Interest and debt expense					(3)
Other income					2
Reorganization income					613
Income from Continuing Operations before Income Taxes					632
Total Assets	$221	$987	$241	$(1)	$1,448
Depreciation, Depletion and Amortization	—	3	1	—	4
Capital Expenditures	—	4	1	1	6
Predecessor: Twelve Months Ended December 31, 2010
Net Sales	$109	$1,005	$153	$(49)	$1,218
Income (Loss) from operations	7	163	40	—	210
Interest and debt expense					(50)
Other income (expense)					(8)
Reorganization expense					(145)
Income (Loss) from Continuing Operations before Income Taxes					$7
Total Assets	$152	$564	$382	$—	$1,098
Depreciation, Depletion and Amortization	—	40	10	—	50
Capital Expenditures	—	37	8	—	45

Segment Reporting Information of Revenue and Property, Plant and Equipment
(1)	Net sales by geographic region, based on country of production, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
U.S. operations	$216	$229	$403	$459
International operations:
South Africa	144	24	254	24
Australia	113	118	221	243
The Netherlands	52	58	117	137

Total	$525	$429	$995	$863

Property, plant and equipment, net and mineral leaseholds, net, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
U.S. operations	$200	$196
International operations:
South Africa	1,082	1,263
Australia	1,295	1,348
The Netherlands	53	55

Total	$2,630	$2,862

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net Sales(1)
U.S. operations	$843	$793	$60	$692
International operations:
Australia	443	475	33	317
The Netherlands	248	275	15	209
South Africa	298	—	—	—

Total	$1,832	$1,543	$108	$1,218

(1)	Based on country of production.

	Successor
	December 31, 2012	December 31, 2011
Net Property, Plant and Equipment and Net Mineral Leaseholds
U.S. operations	$196	$184
International operations:
South Africa	1,263	—
Australia	1,348	304
The Netherlands	55	54

Total	$2,862	$542

(1)	Based on country of production.

Schedule of Total Assets By Segment	Total assets by segment were as follows:

	June 30, 2013	December 31, 2012
Mineral Sands	$2,756	$3,164
Pigment	1,823	1,680
Corporate and Other	1,100	725
Eliminations	168	(58)

Total	$5,847	$5,511

Condensed Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$525	$(101)	$—	$356	$270
Cost of goods sold	475	(104)	—	339	240

Gross Margin	50	3	—	17	30
Selling, general and administrative expenses	41	(1)	4	31	7

Income from Operations	9	4	(4)	(14)	23
Interest and debt expense	(35)	—	137	(161)	(11)
Other income (expense)	26	—	—	13	13
Equity in earnings of subsidiary	—	106	(106)	—	—

Income (Loss) before Income Taxes	—	110	27	(162)	25
Income tax benefit (provision)	(1)	—	(40)	40	(1)

Net Income (Loss)	(1)	110	(13)	(122)	24
Income attributable to noncontrolling interest	12	—	—	12	—

Net Income (Loss) attributable to Tronox Limited	$(13)	$110	$(13)	$(134)	$24

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$995	$(195)	$—	$668	$522
Cost of goods sold	913	(172)	—	642	443

Gross Margin	82	(23)	—	26	79
Selling, general and administrative expenses	92	(2)	9	66	19

Income from Operations	(10)	(21)	(9)	(40)	60
Interest and debt expense	(62)	—	273	(324)	(11)
Loss on extinguishment of debt	(4)	—	—	(3)	(1)
Other income (expense)	32	—	1	11	20
Equity in earnings of subsidiary	—	256	(256)	—	—

Income (Loss) before Income Taxes	(44)	235	9	(356)	68
Income tax benefit (provision)	(2)	—	(78)	91	(15)

Net Income (Loss)	(46)	235	(69)	(265)	53
Income attributable to noncontrolling interest	24	—	—	24	—

Net Income (Loss) attributable to Tronox Limited	$(70)	$235	$(69)	$(289)	$53

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$429	$(33)	$—	$363	$99
Cost of goods sold	304	(42)	—	266	80

Gross Margin	125	9	—	97	19
Selling, general and administrative expenses	103	(1)	38	58	8

Income from Operations	22	10	(38)	39	11
Interest and debt expense	(14)	—	24	(36)	(2)
Other income (expense)	(3)	1	—	49	(53)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,026	(991)	(35)	—

Income (Loss) before Income Taxes	1,060	1,037	50	17	(44)
Income tax benefit (provision)	84	—	4	59	21

Net Income (Loss)	1,144	1,037	54	76	(23)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,144	$1,037	$54	$76	$(23)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$863	$(51)	$—	$727	$187
Cost of goods sold	581	(55)	—	499	137

Gross Margin	282	4	—	228	50
Selling, general and administrative expenses	147	(2)	38	99	12

Income from Operations	135	6	(38)	129	38
Interest and debt expense	(22)	—	24	(41)	(5)
Other income (expense)	(4)	38	—	14	(56)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	989	(991)	2	—

Income (Loss) before Income Taxes	1,164	1,033	50	104	(23)
Income tax benefit (provision)	66	—	4	59	3

Net Income (Loss)	1,230	1,033	54	163	(20)
Income attributable to noncontrolling interest	—	—	—	—	—

Net Income (Loss) attributable to Tronox Limited	$1,230	$1,033	$54	$163	$(20)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,832	$(153)	$—	$1,340	$645
Cost of goods sold	1,568	(104)	—	1,057	615

Gross Margin	264	(49)	—	283	30
Selling, general and administrative expenses	239	(4)	98	115	30

Income (Loss) from Operations	25	(45)	(98)	168	—
Interest and debt expense	(65)	—	297	(356)	(6)
Other income (expense)	(7)	432	(95)	(336)	(8)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,142	(1,144)	2	—

Income (Loss) from Continuing Operations before Income Taxes	1,008	1,529	15	(522)	(14)
Income tax benefit (provision)	125	—	(60)	139	46

Net Income (Loss)	1,133	1,529	(45)	(383)	32
Net loss attributable to noncontrolling interest	1	—	—	1	—

Net Income (Loss) attributable to Tronox Limited	$1,134	$1,529	$(45)	$(382)	$32

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,543	$9	$—	$1,207	$327
Cost of goods sold	1,104	22	—	856	226

Gross Margin	439	(13)	—	351	101
Selling, general and administrative expenses	152	(3)	—	142	13
Litigation/arbitration settlement	(10)	—	—	(10)	—
Provision for environmental remediation and restoration, net of reimbursements	(5)	—	—	(5)	—

Income (Loss) from Operations	302	(10)	—	224	88
Interest and debt expense	(30)	—	—	(20)	(10)
Other income (expense)	(10)	31	—	(35)	(6)
Equity in earnings of subsidiary	—	(72)	—	72	—

Income (Loss) from Continuing Operations before Income Taxes	262	(51)	—	241	72
Income tax benefit (provision)	(20)	—	—	6	(26)

Income (Loss) from Continuing Operations	$242	$(51)	$—	$247	$46

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$108	$(23)	$—	$111	$20
Cost of goods sold	83	(22)	—	89	16

Gross Margin	25	(1)	—	22	4
Selling, general and administrative expenses	5	(1)	—	5	1

Income from Operations	20	—	—	17	3
Interest and debt expense	(3)	—	—	(3)	—
Other income (expense)	615	2	—	550	63
Equity in earnings of subsidiary	—	(63)	—	63	—

Income (Loss) from Continuing Operations before Income Taxes	632	(61)	—	627	66
Income tax provision	(1)	—	—	(1)	—

Net Income (Loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,218	$(299)	$—	$1,240	$277
Cost of goods sold	996	(289)	—	1,047	238

Gross Margin	222	(10)	—	193	39
Selling, general and administrative expenses	59	(9)	—	56	12
Provision for environmental remediation and restoration, net of reimbursements	(47)	—	—	(47)	—

Income (Loss) from Operations	210	(1)	—	184	27
Interest and debt expense	(50)	—	—	(38)	(12)
Other income (expense)	(153)	121	—	(159)	(115)
Equity in earnings of subsidiary	—	114	—	(114)	—

Income (Loss) from Continuing Operations before Income Taxes	7	234	—	(127)	(100)
Income tax benefit (provision)	(2)	(1)	—	6	(7)

Income (Loss) from Continuing Operations	5	233	—	(121)	(107)
Income from discontinued operations	1	—	—	1	—

Net Income (Loss)	$6	$233	$—	$(120)	$(107)

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(1)	$110	$(13)	$(122)	$24
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	—	—	—	(82)
Amortization of actuarial losses, net of taxes	(1)	—	—	—	(1)

Other comprehensive income (loss)	(83)	—	—	—	(83)

Total comprehensive income (loss)	(84)	110	(13)	(122)	(59)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	12	—	—	12	—
Foreign currency translation adjustments	(23)	—	—	(23)	—

Comprehensive income (loss) attributable to noncontrolling interest	(11)	—	—	(11)	—

Comprehensive income (loss) attributable to Tronox Limited	$(73)	$110	$(13)	$(111)	$(59)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(46)	$235	$(69)	$(265)	$53
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(201)	—	—	—	(201)
Amortization of actuarial losses, net of taxes	—	—	—	—	—

Other comprehensive income (loss)	(201)	—	—	—	(201)

Total comprehensive income (loss)	(247)	235	(69)	(265)	(148)

Comprehensive income (loss) attributable to noncontrolling interest:
Net income	24	—	—	24	—
Foreign currency translation adjustments	(51)	—	—	(51)	—

Comprehensive income (loss) attributable to noncontrolling interest	(27)	—	—	(27)	—

Comprehensive income (loss) attributable to Tronox Limited	$(220)	$235	$(69)	$(238)	$(148)

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Three months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,144	$1,037	$54	$76	$(23)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	26	—	—	1	25
Retirement and postretirement plans adjustments, net of tax	—	—	—	(17)	17
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	26	—	—	(19)	45

Total comprehensive income	1,170	1,037	54	57	22

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,160	$1,037	$54	$47	$22

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,230	$1,033	$54	$163	$(20)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	33	20	—	(1)	14
Retirement and postretirement plans adjustments, net of tax	—	—	—	(20)	20
Deferred Tax	—	—	—	(3)	3

Other comprehensive income (loss)	33	20	—	(24)	37

Total comprehensive income	1,263	1,053	54	139	17

Comprehensive income attributable to noncontrolling interest:
Foreign currency translation adjustments	10	—	—	10	—

Comprehensive income attributable to noncontrolling interest	10	—	—	10	—

Comprehensive income attributable to Tronox Limited	$1,253	$1,053	$54	$129	$17

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,133	$1,529	$(45)	$(383)	$32
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	10	18	—	(2)	(6)
Amortization of actuarial losses	(48)	—	—	(47)	(1)

Other comprehensive income (loss)	(38)	18	—	(49)	(7)

Total comprehensive income (loss)	$1,095	$1,547	$(45)	$(432)	$25

Comprehensive income attributable to noncontrolling interest:
Net loss	1	—	—	1	—
Foreign currency translation adjustments	(1)	—	—	(1)	—

Comprehensive income attributable to noncontrolling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Tronox Limited	$1,095	$1,547	$(45)	$(432)	$25

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$242	$(51)	$—	$247	$46
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(6)	—	—	(130)	124
Amortization of actuarial losses	(51)	—	—	(37)	(14)

Other comprehensive income (loss)	(57)	—	—	(167)	110

Total comprehensive income (loss)	$185	$(51)	$—	$80	$156

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$631	$(61)	$—	$626	$66
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	1	—	—	—	1
Amortization of prior service cost	(1)	—	—	—	(1)

Other comprehensive income	—	—	—	—	—

Total comprehensive income (loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$6	$233	$—	$(120)	$(107)
Other Comprehensive Loss:
Foreign currency translation adjustments	(10)	—	—	(3)	(7)
Retirement and postretirement plans adjustments	(13)	—	—	(9)	(4)

Other comprehensive loss	(23)	—	—	(12)	(11)

Total comprehensive income (loss)	$(17)	$233	$—	$(132)	$(118)

CONDENSED CONSOLIDATED BALANCE SHEETS

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$1,389	$—	$398	$882	$109
Investment in subsidiaries	—	(1,132)	(878)	1,553	457
Other current assets	1,265	(9,173)	6,285	2,048	2,105
Property, plant and equipment, net	1,309	—	—	729	580
Mineral leaseholds, net	1,321	—	—	766	555
Other assets	563	—	(3)	382	184

Total Assets	$5,847	$(10,305)	$5,802	$6,360	$3,990

Liabilities and Shareholders’ Equity
Current liabilities	$336	$(1,155)	$473	$842	$176
Long-term debt	2,390	—	—	901	1,489
Other long-term liabilities	531	(7,947)	933	7,136	409

Total Liabilities	3,257	(9,102)	1,406	8,879	2,074
Total Shareholders’ Equity	2,590	(1,203)	4,396	(2,519)	1,916

Total Liabilities and Equity	$5,847	$(10,305)	$5,802	$6,360	$3,990

GUARANTOR CONDENSED CONSOLIDATED BALANCE SHEETS

As of December 31, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Shareholders’ Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$154	$—	$—	$104	$50
Investment in subsidiaries	—	(1,027)	—	570	457
Other current assets	615	(629)	—	918	326
Property, plant and equipment, net	504	—	—	450	54
Mineral leaseholds, net	38	—	—	38	—
Other assets	346	—	—	336	10

Total Assets	$1,657	$(1,656)	$—	$2,416	$897

Liabilities and Shareholders’ Equity
Current liabilities	$281	$(47)	$—	$267	$61
Long-term debt	421	—	—	421	—
Other long-term liabilities	203	(574)	—	211	566

Total Liabilities	905	(621)	—	899	627
Total Shareholders’ Equity	752	(1,035)	—	1,517	270

Total Liabilities and Equity	$1,657	$(1,656)	$—	$2,416	$897

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$(46)	$235	$(70)	$(265)	$54
Other	125	(235)	(9)	1,094	(725)

Cash provided by (used in) operating activities	79	—	(79)	829	(671)

Cash Flows from Investing Activities:
Capital expenditures	(79)	—	—	(31)	(48)

Cash used in investing activities	(79)	—	—	(31)	(48)

Cash Flows from Financing Activities
Repayments of debt	(180)	—	—	(1)	(179)
Proceeds from borrowings	945	—	—	—	945
Debt issuance costs	(28)	—	—	—	(28)
Dividends paid	(57)	—	(57)	—	—
Proceeds from the conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	681	—	(56)	(1)	738

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	—	—	—	(8)

Net Increase (Decrease) in Cash and Cash Equivalents	673	—	(135)	797	11
Cash and Cash Equivalents at Beginning of Period	716	—	533	85	98

Cash and Cash Equivalents at End of Period	$1,389	$—	$398	$882	$109

GUARANTOR CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Six months ended June 30, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,230	$1,033	$54	$163	$(20)
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	(222)	(1,033)	1,082	333	(604)

Cash provided by (used in) operating activities	(47)	—	81	496	(624)

Cash Flows from Investing Activities:
Capital expenditures	(48)	—	—	(40)	(8)
Cash pain the acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	66	—	114	(40)	(8)

Cash Flows from Financing Activities
Reductions of debt	(554)	—	—	(421)	(133)
Proceeds from borrowings	777	—	—	—	777
Debt issuance costs	(20)	—	—	—	(20)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary share repurchases	(2)	—	(2)	—	—

Cash provided by (used in) financing activities	8	—	(195)	(421)	624

Effects of Exchange Rate Changes on Cash and Cash Equivalents	5	—	—	1	4

Net Increase (Decrease) in Cash and Cash Equivalents	32	—	—	36	(4)
Cash and Cash Equivalents at Beginning of Period	154	—	—	107	47

Cash and Cash Equivalents at End of Period	$186	$—	$—	$143	$43

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,133	$1,529	$(45)	$(383)	$32
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	40	(1,529)	2,098	(18)	(511)

Cash provided by (used in) operating activities	118	—	998	(401)	(479)

Cash Flows from Investing Activities:
Capital expenditures	(166)	—	—	(89)	(77)
Cash paid in acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	(52)	—	114	(89)	(77)

Cash Flows from Financing Activities
Reductions of debt	(585)	—	—	(481)	(104)
Proceeds from borrowings	1,707	—	—	960	747
Debt issuance costs	(38)	—	—	(19)	(19)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary shares repurchases	(326)	—	(326)	—	—
Shares purchased for the Employee Participation Plan	(15)	—	—	—	(15)
Paid dividends	(61)	—	(61)	—	—
Proceeds from conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	490	—	(579)	460	609

Effects of Exchange Rate Changes on Cash and Cash Equivalents	6	—	—	8	(2)

Net Increase (Decrease) in Cash and Cash Equivalents	562	—	533	(22)	51
Cash and Cash Equivalents at Beginning of Period	154	—	—	104	50

Cash and Cash Equivalents at End of Period	$716	$—	$533	$82	$101

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$242	$(51)	$—	$247	$46
Other	21	51	—	(36)	6

Cash provided by operating activities	263	—	—	211	52

Cash Flows from Investing Activities:
Capital expenditures	(133)	—	—	(125)	(8)
Proceeds from the sale of assets	1	—	—	1	—

Cash used in investing activities	(132)	—	—	(124)	(8)

Cash Flows from Financing Activities
Reductions of debt	(45)	—	—	(45)	—
Proceeds from borrowings	14	—	—	14	—
Debt issuance costs and commitment fees	(5)	—	—	(5)	—
Proceeds from conversion of warrants	1	—	—	1	—

Cash used in financing activities	(35)	—	—	(35)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(3)	—	—	—	(3)

Net Increase in Cash and Cash Equivalents	93	—	—	52	41
Cash and Cash Equivalents at Beginning of Period	61	—	—	52	9

Cash and Cash Equivalents at End of Period	$154	$—	$—	$104	$50

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$631	$(61)	$—	$626	$66
Reorganization items	(954)	—	—	(954)	—
Other	40	61	—	61	(82)

Cash used in operating activities	(283)	—	—	(267)	(16)

Cash Flows from Investing Activities:
Capital expenditures	(6)	—	—	(6)	—

Cash used in investing activities	(6)	—	—	(6)	—

Cash Flows from Financing Activities
Proceeds from borrowings	25	—	—	25	—
Debt issuance costs and commitment fees	(2)	—	—	(2)	—
Proceeds from rights offering	185	—	—	185	—

Cash provided by financing activities	208	—	—	208	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—

Net Decrease in Cash and Cash Equivalents	(81)	—	—	(65)	(16)
Cash and Cash Equivalents at Beginning of Period	142	—	—	117	25

Cash and Cash Equivalents at End of Period	$61	$—	$—	$52	$9

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$6	$233	$—	$(120)	$(107)
Other	71	(233)	—	185	119

Cash provided by operating activities	77	—	—	65	12

Cash Flows from Investing Activities:
Capital expenditures	(45)	—	—	(38)	(7)

Cash used in investing activities	(45)	—	—	(38)	(7)

Cash Flows from Financing Activities
Reductions of debt	(425)	—	—	(425)	—
Proceeds from borrowings	425	—	—	425	—
Debt issuance costs	(15)	—	—	(15)	—
Fees related to rights offering and other related debt costs	(17)	—	—	(17)	—

Cash used in financing activities	(32)	—	—	(32)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(1)	—	—	(1)	—

Net Increase (Decrease) in Cash and Cash Equivalents	(1)	—	—	(6)	5
Cash and Cash Equivalents at Beginning of Period	143	—	—	123	20

Cash and Cash Equivalents at End of Period	$142	$—	$—	$117	$25

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives for Property, Plant and Equipment

useful life by the straight-line method. Useful lives for certain property, plant and equipment are as follows:

Buildings	10—40 years
Land improvements	10—20 years
Machinery and equipment	3— 25 years
Furniture and fixtures	10 years

Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
ReconReconciliation of Beginning and Ending Balances of Non-Controlling Interest

A reconciliation of the beginning and ending balances of noncontrolling interest on the Company’s Consolidated Balance Sheets is presented below.

Balance at January 1, 2012	$—
Fair value of noncontrolling interest on the Transaction Date	233
Net loss attributable to noncontrolling interest	(1)
Effect of exchange rate changes	1

Balance at December 31, 2012	$233

Cash Flows Statement Data (Tables)	12 Months Ended
Dec. 31, 2012
Other Noncash Items Included in Reconciliation of Net Income to Net Cash Flows from Operating Activities

Other noncash items included in the reconciliation of net income to net cash flows from operating activities include the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Accrued transfer taxes	$37	$—	$—	$—
Amortization of fair value inventory step-up	152	—	—	—
Other net adjustments	12	(7)	—	5

Total	$201	$(7)	$—	$5

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Quarterly Results of Operations

The following represents the Company’s unaudited quarterly results for the years ended December 31, 2012. These quarterly results were prepared in conformity with generally accepted accounting principles and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$434	$429	$487	$482
Cost of goods sold	(277)	(304)	(444)	(543)

Gross margin	157	125	43	(61)
Net income (loss)	$86	$1,144	$(1)	$(96)
Net income (loss) per share from continuing operations:
Basic	$1.14	$13.46	$(0.03)	$(0.82)
Diluted	$1.10	$13.00	$(0.03)	$(0.82)

(1)	Subsequent to the Transaction, the Company adjusted its initial valuation. In accordance with ASC 805, the Company recorded these adjustments retroactive to the second quarter. As such, the quarterly results of operations for the second and third quarter have been revised. See Note 5.

The following represents the Company’s unaudited results for the one month ended January 31, 2011, two months ended March 31, 2011 and quarters ended June 30, 2011, September 30, 2011 and December 31, 2011. These results were prepared in conformity with U.S. GAAP and reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results.

	January 1 – January 31	February 1 – March 31	April 1 – June 30	July 1 – September 30	October 1 – December 31
Net sales	$108	$267	$428	$465	$383
Cost of goods sold	(83)	(230)	(310)	(322)	(242)

Gross margin	25	37	118	143	141
Net income (loss)	$631	$10	$66	$99	$67
Net income (loss) per share from continuing operations:
Basic	$15.28	$0.14	$0.89	$1.32	$0.88
Diluted	$15.25	$0.13	$0.85	$1.25	$0.85

The Company - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended
	Jan. 26, 2012	Jun. 30, 2013 Operations Facility	Dec. 31, 2012 T Operations Facility Ratio	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2013 Exxaro [Member]	Jun. 30, 2012 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member] Class B common stock [Member]	Dec. 31, 2012 Exxaro [Member] Class A common stock [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tronox Incorporated stockholders [Member]
Number of TiO2 operation facilities		3	3
Number of mining operations		3	3
Acquisition mineral sands operations								74.00%	74.00%	74.00%
Percentage of outstanding voting securities of Tronox Limited													50.00%	50.00%
Common stock, shares issued						15,413,083					9,950,856
Retained ownership interest of Exxaro and its subsidiaries			26.00%		26.00%			45.00%	45.00%
Percentage of Tronox Limited's voting securities									44.40%			44.60%
Annual TiO2 production capacity			465,000
Combined production capacity of titanium feedstock			723,000
Combined production capacity of titanium zircon			265,000
Percentage of outstanding voting securities of Tronox Limited								39.20%							60.80%
Additional shares issued on stock split	4		4
Share split for stockholders			5-to-1
Share split ratio			5
Percentage of outstanding voting securities of Tronox Limited			10.00%
Repurchase of class A shares				51,154,280	51,154,280	63,413,288	64,307,964					1,400,000

Basis of Presentation - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2013 Exxaro Sands [Member]	Dec. 31, 2012 Exxaro Sands [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Retained ownership interest				26.00%	26.00%	26.00%	26.00%
Percentage of exchange interest additional shares		3.20%	3.20%
Investment in joint venture operation	50.00%		50.00%					100.00%	100.00%	100.00%	50.00%	50.00%
Percentage of Investment in affiliates carried as "Other Long-Term Assets"													20.00%	50.00%
Percentage of revenue and expense of joint venture incorporation	100.00%
Retained ownership interest of Exxaro and its subsidiaries	26.00%		26.00%

Acquisition of the Mineral Sands Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					6 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Tronox Incorporated stockholders [Member]	Dec. 31, 2012 Tronox Incorporated stockholders [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Valuation [Member]	Dec. 31, 2012 Valuation [Member]	Dec. 31, 2012 As Adjusted [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Valuation [Member]	Dec. 31, 2012 Class B common stock [Member] As Adjusted [Member]	Jun. 30, 2013 Class B Shares [Member]	Jun. 30, 2013 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2012 Exxaro [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]
Business Acquisition [Line Items]
Acquisition mineral sands operations																74.00%	74.00%	74.00%
Number of Class B Shares												9,950,856	9,950,856	9,950,856	9,950,856
Cash for each share of Tronox Incorporated common stock						$ 12.5	$ 12.5
Percentage of outstanding voting securities of Tronox Limited								50.00%											50.00%	50.00%
Retained ownership interest of Exxaro and its subsidiaries					26.00%							26.00%				45.00%	45.00%
Percentage of outstanding voting securities of Tronox Limited					50.00%			100.00%								50.00%	50.00%		100.00%	100.00%	100.00%	50.00%	50.00%
Net assets acquired over fair value	$ 205		$ 1,055	$ 1,055	$ 185				$ 1,061	$ 1,061	$ 1,055
Gain on bargain purchase											1,055
Transaction cost					95
Reorganization income impact		613
Impact of adjusted bargain purchase gain					$ 1,055

Acquisition of the Mineral Sands Business - Calculation of Amount of Net Sales and Earnings from Acquisition of Mineral Sands Business (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member]	Jun. 30, 2013 Mineral Sands [Member]	Dec. 31, 2012 Mineral Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Minerals Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Minerals Sands [Member]	Dec. 31, 2012 Mineral Sands [Member] Minerals Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member] Pigment [Member]	Dec. 31, 2012 Mineral Sands [Member] Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member] Elimination [Member]	Jun. 30, 2013 Mineral Sands [Member] Elimination [Member]	Dec. 31, 2012 Mineral Sands [Member] Elimination [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Net Sales	$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863	$ 312	$ 89	$ 610	$ 172	$ 304	$ 348	$ 592	$ 710	$ 166	$ 300	$ 524	$ 255	$ 496	$ 489			$ 64	$ (89)	$ (196)	$ (29)
Income (Loss) from Operations			$ 9			$ 22					$ (10)	$ 135	$ 68	$ 46	$ 164	$ 97	$ (56)	$ 37	$ (124)	$ 146	$ 38	$ 77	$ (30)	$ 50	$ 124	$ 8	$ (16)	$ (33)	$ (36)	$ 4	$ (14)	$ (2)

Acquisition of the mineral sands business - Supplemental Pro Forma Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Sales	$ 588	$ 1,150	$ 2,120	$ 2,302
Income from Operations	196	395	296	407
Net Income	173	326	239	2,105
Net Income attributable to Tronox Limited Shareholders	$ 156	$ 294	$ 207	$ 2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$ 2.05	$ 4.07	$ 1.7	$ 16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$ 1.98	$ 3.92	$ 1.67	$ 15.91

Accounts Receivable - Accounts receivable, net of allowance for doubtful accounts (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Trade receivables [Member]	Dec. 31, 2012 Trade receivables [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Trade receivables [Member]	Dec. 31, 2011 Successor [Member] Trade receivables [Member]	Dec. 31, 2011 Successor [Member] Related Parties	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 426	$ 394	$ 406	$ 371	$ 20	$ 23	$ 394	$ 278	$ 371	$ 269	$ 7	$ 23	$ 2
Allowance for doubtful accounts	(1)	(3)					(3)	(1)
Net	$ 425	$ 391					$ 391	$ 278

Inventories - Net of Allowance for Obsolete Inventories and Supplies (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Raw materials	$ 225	$ 221	$ 221	$ 124
Work-in-process	80	99	99	9
Finished goods	325	477	477	130
Materials and supplies, net	119	117	117	48
Total	$ 749	$ 914	$ 914	$ 311

Inventories - Net of Allowance for Obsolete Inventories and Supplies (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Inventory on Consignment to Others	$ 49	$ 42	$ 42	$ 12
Fair value of inventory from the acquired mineral sands business		$ 553

Property, Plant and Equipment, Net - Net Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Land and land improvements [Member]	Dec. 31, 2012 Land and land improvements [Member]	Jun. 30, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Jun. 30, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Jun. 30, 2013 Construction-in-progress [Member]	Dec. 31, 2012 Construction-in-progress [Member]	Jun. 30, 2013 Furniture and fixtures [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Land and land improvements [Member]	Dec. 31, 2011 Successor [Member] Land and land improvements [Member]	Dec. 31, 2012 Successor [Member] Buildings [Member]	Dec. 31, 2011 Successor [Member] Buildings [Member]	Dec. 31, 2012 Successor [Member] Machinery and equipment [Member]	Dec. 31, 2011 Successor [Member] Machinery and equipment [Member]	Dec. 31, 2012 Successor [Member] Construction-in-progress [Member]	Dec. 31, 2011 Successor [Member] Construction-in-progress [Member]	Dec. 31, 2012 Successor [Member] Furniture and fixtures [Member]	Dec. 31, 2011 Successor [Member] Furniture and fixtures [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 1,563	$ 1,598	$ 80	$ 80	$ 190	$ 194	$ 1,136	$ 1,158	$ 130	$ 153	$ 21	$ 7	$ 6	$ 6	$ 1,598	$ 557	$ 80	$ 51	$ 194	$ 45	$ 1,158	$ 405	$ 153	$ 49	$ 7	$ 4	$ 6	$ 3
Less accumulated depreciation and amortization	(254)	(175)													(175)	(53)
Net	$ 1,309	$ 1,423													$ 1,423	$ 504

Property, Plant and Equipment, Net - Additional Information (Detail) (Property plant and equipment [Member], USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Property plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense related to property, plant and equipment	$ 4	$ 49	$ 48	$ 20	$ 90	$ 36	$ 53	$ 127

Mineral Leaseholds, Net - Summary of Mineral Leaseholds (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Schedule Of Leases [Line Items]
Mineral leaseholds	$ 1,423	$ 1,502	$ 1,502	$ 42
Less accumulated depletion	(102)	(63)	(63)	(4)
Net	$ 1,321	$ 1,439	$ 1,439	$ 38

Mineral Leaseholds, Net - Additional Information (Detail) (Mineral leaseholds [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Mineral leaseholds [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depletion expense related to mineral leasehold	$ 1	$ 18	$ 4	$ 42	$ 5	$ 4	$ 59	$ 1

Intangible Assets, Net - Gross Cost and Accumulated Amortization of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Customer relationships [Member]	Dec. 31, 2012 Customer relationships [Member]	Jun. 30, 2013 TiO2 Technology [Member]	Dec. 31, 2012 TiO2 Technology [Member]	Jun. 30, 2013 Internal-use software [Member]	Dec. 31, 2012 Internal-use software [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Customer relationships [Member]	Dec. 31, 2011 Successor [Member] Customer relationships [Member]	Dec. 31, 2012 Successor [Member] TiO2 Technology [Member]	Dec. 31, 2011 Successor [Member] TiO2 Technology [Member]	Dec. 31, 2012 Successor [Member] Internal-use software [Member]	Dec. 31, 2011 Successor [Member] Internal-use software [Member]	Dec. 31, 2012 Successor [Member] In-process research and development	Dec. 31, 2011 Successor [Member] In-process research and development	Dec. 31, 2012 Successor [Member] Trade names	Dec. 31, 2011 Successor [Member] Trade names	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 374	$ 373	$ 294	$ 294	$ 32	$ 32	$ 39	$ 38	$ 9	$ 9	$ 373	$ 347	$ 294	$ 294	$ 32	$ 32	$ 38	$ 12	$ 5	$ 5	$ 3	$ 3	$ 1	$ 1
Accumulated Amortization	(61)	(47)	(49)	(39)	(4)	(3)	(4)	(2)	(4)	(3)	(47)	(22)	(39)	(19)	(3)	(2)	(2)		(2)	(1)	(1)
Net Carrying Amount	$ 313	$ 326	$ 245	$ 255	$ 28	$ 29	$ 35	$ 36	$ 5	$ 6	$ 326	$ 325	$ 255	$ 275	$ 29	$ 30	$ 36	$ 12	$ 3	$ 4	$ 2	$ 3	$ 1	$ 1

Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Intangible Assets Disclosure [Line Items]
Amortization expense related to intangible assets	$ 0	$ 7	$ 6	$ 14	$ 12	$ 22	$ 25	$ 0

Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 14	$ 27
2014	27	27
2015	26	27
2016	25	25
2017	25	25
Thereafter	196	195
Net Carrying Amount	$ 313	$ 326

Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Taxes other than income taxes	$ 56	$ 58	$ 58	$ 5
Employee-related costs and benefits	44	45	45	27
Unfavorable sales contracts	36	64	64
Interest	23	22	22	1
Sales rebates	13	13	13	8
Other	8	7	7	5
Total	$ 180	$ 209	$ 209	$ 46

Debt - Short-term Debt (Detail) In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 UBS Revolver [Member] USD ($)	Dec. 31, 2012 UBS Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] ZAR	Dec. 31, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 ABSA Revolver [Member] ZAR	Jun. 30, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2011 Successor [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] ABSA Revolver [Member] USD ($)	Dec. 31, 2011 Successor [Member] ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Successor [Member] Wells Revolver USD ($)	Dec. 31, 2011 Successor [Member] Wells Revolver USD ($)
Standby Letters of Credit [Line Items]
Short-term debt maturity date			Jun 18, 2017		Jun 14, 2017	Jun 14, 2017
Short-term Debt		$ 30					$ 30	250		$ 30				$ 30

Debt - Short-term Debt (Parenthetical) (Detail)	Dec. 31, 2012 UBS Revolver [Member]	Jun. 30, 2013 ABSA Revolver [Member]	Dec. 31, 2012 ABSA Revolver [Member]	Dec. 31, 2012 Wells Revolver	Dec. 31, 2011 Wells Revolver
Standby Letters of Credit [Line Items]
Average effective interest	3.90%	8.50%	8.50%	5.25%	4.70%

Debt - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended			6 Months Ended		6 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2011 USD ($)	Jun. 30, 2013 Significant Other Observable Inputs (Level 2) [Member] USD ($)	Jun. 30, 2013 Senior Secured Term Loan [Member] USD ($)	Jun. 30, 2013 UBS Revolver [Member] USD ($)	Dec. 31, 2012 UBS Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] ZAR	Dec. 31, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 ABSA Revolver [Member] ZAR	Jun. 30, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Wells Revolver USD ($)	Dec. 31, 2011 Wells Revolver USD ($)	Jun. 30, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2013 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Dec. 31, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2013 Term Facility [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Feb. 08, 2012 Term Facility [Member] Senior Secured Term Loan [Member] USD ($)	Jun. 30, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Feb. 08, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2011 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes USD ($)	Dec. 31, 2012 Secured Bonds USD ($)	Dec. 31, 2012 Exit Financing Facility USD ($)	Feb. 08, 2012 Exit Financing Facility	Jun. 30, 2013 Financial Covenant [Member]	Jun. 30, 2013 Debt Covenants [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] Euro Dollar Margin [Member]	Jun. 30, 2013 Senior Notes [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Feb. 28, 2013 Term Loan [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] USD ($)	Feb. 28, 2013 Term Loan [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Tiwest Joint Venture [Member] USD ($)	Dec. 31, 2012 Tiwest Joint Venture [Member] USD ($)	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]	Jun. 30, 2013 Exxaro [Member] USD ($)	Dec. 31, 2012 Exxaro [Member] USD ($)	Dec. 31, 2012 Kwinana Facility Asset Based Lending Facility	Dec. 31, 2012 Maximum [Member] USD ($)	Jun. 30, 2013 Maximum [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Maximum [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Wells Revolver	Feb. 14, 2011 Maximum [Member] Wells Revolver USD ($)	Jun. 30, 2013 Maximum [Member] Co-generation Unit Financing Arrangement [Member] USD ($)	Dec. 31, 2012 Minimum [Member] UBS Revolver [Member]	Jun. 30, 2013 Minimum [Member] Term Loan [Member]
Debt Instrument [Line Items]
Principal borrowing amount												900,000,000	$ 106,000,000	900,000,000	$ 92,000,000																																							$ 300,000,000	$ 300,000,000		$ 125,000,000
Borrowing base									275,000,000	221,000,000
Borrowings												250,000,000	54,000,000	450,000,000	30,000,000
Short-Term Borrowings				30,000,000									30,000,000	250,000,000
Amount of exit facility																									550,000,000		150,000,000
Net original Issue discount	11,000,000	11,000,000		6,000,000				5,000,000														7,000,000	7,000,000				7,000,000
Debt issuance cost				17,000,000						7,000,000			1,000,000															17,000,000				18,000,000
Principal amount percent																											1.00%
Debt issuance costs paid				12,000,000	5,000,000																								12,000,000	5,000,000
Amount of exit facility																										150,000,000
Payments made during the year				3,000,000																																					149,000,000
Proceeds from borrowings		945,000,000	777,000,000																							150,000,000																	150,000,000
Loss on extinguishment of debt		(4,000,000)																																										4,000,000
Proceeds from senior secured term loan		1,500,000,000
Senior secured term loan, Maturity Date		2020-03
Original Issue discount, percent		0.50%
Allocated unamortized original issue discount and debt issuance costs, amortization	20,000,000	20,000,000						16,000,000																																		11,000,000
Borrowings	696,000,000	696,000,000						547,000,000		30,000,000
Additional Percentage margin of LIBOR rate					1.00%								3.50%	3.50%																				3.25%			2.50%	3.50%																	1.00%				0.50%
Interest Rate																																																												1.00%
Base Rate																																																												2.00%
Minimum Interest rate, applicable margin																																					1.00%
Aggregate principal amount issued	900,000,000	900,000,000		900,000,000
Senior notes percentage due 2020		6.38%		6.38%
Senior notes bear interest rate sold at par value	6.38%	6.38%		6.38%
Additional debt amount																																													8,000,000	8,000,000				6,000,000	6,000,000
Investment in joint venture operation				50.00%																																									100.00%	100.00%	100.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Interest accrual rate	6.50%	6.50%		6.50%
Principal Repayment																		1,000,000	2,000,000	1,000,000																																						1,000,000
Weighted average interest rate	17.00%	17.00%		17.00%
Net assets recorded under capital leases	7,000,000	7,000,000		9,000,000
Lease Financing	1,000,000	1,000,000																																																			1,000,000
Payments on capital leases
Fair value of term loan							1,513,000,000																	709,000,000															852,000,000	910,000,000
Leverage ratio																																			2
Payment of dividend																																				$ 0.25
Variable Rate description				LIBOR rate for a one-month period plus 1%
Percentage margin of federal funds rate										0.50%																							4.00%	2.25%
Applicable margin ranges for borrowings										1.50%
Borrowings at the adjusted LIBOR rate										2.00%
Amortization expense										1,000,000			1,000,000
Repayments													24,000,000	200,000,000
Maturity date of senior secured asset-based revolving credit agreement									Jun 18, 2017		Jun 14, 2017	Jun 14, 2017							Feb 1, 2016		Feb 1, 2016	Feb 8, 2018	Feb 8, 2018									Aug 15, 2020	Oct 21, 2015				Mar 19, 2020																			Feb 14, 2015
Fees incurred in connection with refinancing																4,000,000
Borrowings																30,000,000	39,000,000
Short-term debt acquired in connection with the transaction, repaid throughout the year				75,000,000
Fair value of secured notes																							709,000,000								910,000,000
Proceeds from Senior Notes expected to be used for returns of shareholder capital, including share buybacks				326,000,000
Amortization expense, debt issuance cost				1,000,000
Increase or decrease based on the Company's public credit rating																							0.25%
Amount of exit facility						425,000,000													16,000,000		16,000,000	700,000,000	700,000,000									900,000,000	425,000,000				1,500,000,000
Percentage of stated rate used to calculate base rate under condition three																																	3.00%
Percentage of stated rate used to calculate Eurodollar rate under condition two																																	2.00%
Repayment in connection with refinancing																																	421,000,000
Principal Repayment	9,000,000	9,000,000		11,000,000																	2,000,000
Requirement to maintain minimum fixed charge coverage ratio										1
Amount of excess availability under condition one to maintain minimum fixed charge coverage ratio										$ 20,000,000
Condition two to maintain minimum fixed charge coverage ratio										10% of the lesser of (x) the aggregate commitments in effect at such time and (y) the borrowing base
Description of period to maintain to minimum fixed charge coverage ratio										Preceding 60 consecutive days, borrowing availability would have been at all times greater than the greater of (i) $20 million and (ii) 10% of the aggregate commitments in effect at such time

Debt - Long-term debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2013 Term Facility [Member]	Dec. 31, 2012 Term Facility [Member]	Dec. 31, 2012 Term Facility [Member] Successor [Member]	Dec. 31, 2012 Secured Bonds	Dec. 31, 2012 Secured Bonds Successor [Member]	Dec. 31, 2012 Exit Financing Facility	Dec. 31, 2011 Exit Financing Facility Successor [Member]	Jun. 30, 2013 Co-generation Unit Financing Arrangement [Member]	Dec. 31, 2012 Co-generation Unit Financing Arrangement [Member]	Dec. 31, 2012 Co-generation Unit Financing Arrangement [Member] Successor [Member]	Dec. 31, 2011 Co-generation Unit Financing Arrangement [Member] Successor [Member]	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Lease Financing [Member]	Dec. 31, 2012 Lease Financing [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total debt	$ 2,408	$ 1,615		$ 1,615	$ 427		$ 691	$ 691		$ 900		$ 421	$ 7	$ 10	$ 10	$ 6	$ 1,489		$ 900	$ 900	$ 12	$ 14
Less: Long-term debt due in one year	(18)	(10)		(10)	(6)
Long-term debt	2,390	1,605		1,605	421
Maturity Date						Feb 8, 2018	Feb 8, 2018		Aug 15, 2020		Oct 21, 2015		Feb 1, 2016	Feb 1, 2016			Mar 19, 2020		Aug 15, 2020
Initial Principal Amount			425			700	700	697	900		425		16	16			1,500		900
Lease financing				$ 14

Debt - Long-term debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Current And Noncurrent [Line Items]
Unamortized discount	$ 11	$ 6
Average effective interest rate		7.10%	7.20%
Term Facility [Member]
Long Term Debt Current And Noncurrent [Line Items]
Unamortized discount	$ 7	$ 7
Average effective interest rate	5.00%	5.00%
Term Loan [Member]
Long Term Debt Current And Noncurrent [Line Items]
Average effective interest rate	4.90%

Debt - Scheduled Maturities of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 9	$ 11
2014	18	10
2015	18	10
2016	15	8
2017	15	7
Thereafter	2,344	1,575
Total	2,419	1,621
Remaining accretion associated with the Term facility	(11)	(6)
Term Facility, net	$ 2,408	$ 1,615

Debt - Summary of Allocation of Senior Secured Delayed Draw Term loan (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Proforma Debt Instrument [Line Items]
Outstanding Balance	$ 696
Percentage of Outstanding Balance	100.00%
Loss Extinguishment of Debt	4
Allocation of Unamortized Cost	20
Senior Secured Term Loan [Member]
Proforma Debt Instrument [Line Items]
Outstanding Balance	547
Percentage of Outstanding Balance	79.00%
Loss Extinguishment of Debt
Allocation of Unamortized Cost	16
Senior Secured Delayed Draw [Member]
Proforma Debt Instrument [Line Items]
Outstanding Balance	149
Percentage of Outstanding Balance	21.00%
Loss Extinguishment of Debt	4
Allocation of Unamortized Cost	$ 4

Debt - Summary of Interest and Debt Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Debt Instrument [Line Items]
Interest expense	$ 32	$ 8	$ 58	$ 15	$ 29	$ 53	$ 3	$ 40
Amortization of deferred debt issuance costs	2	4	4	5	1	10		9
Other	2	3	2	3	1	4		1
Capitalized interest	(1)	(1)	(2)	(1)	(1)	(2)
Interest and debt expense	$ 35	$ 14	$ 62	$ 22	$ 30	$ 65	$ 3	$ 50

Debt - Deferred Debt Issuance Costs and Related Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Balance	$ 60		$ 60
Related Amortization Expense	2	4	4	5
Term Loan [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	28		28
Balance	27		27
Related Amortization Expense	1		1
Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	18		18
Balance	16		16
Related Amortization Expense	1		1
Term Facility [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	17		17
Balance	10		10
Related Amortization Expense			1	1
Other Line Of Credit [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	8		8
Balance	7		7
Related Amortization Expense		$ 4	$ 1	$ 4

Asset Retirement Obligations - Summary of Changes in AROs (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Asset Retirement Obligation [Member]	Dec. 31, 2012 Asset Retirement Obligation [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Asset Retirement Obligation [Member]	Dec. 31, 2012 Successor [Member] Asset Retirement Obligation [Member]	Jan. 31, 2011 Predecessor [Member] Asset Retirement Obligation [Member]
Asset Retirement Obligations [Line Items]
Beginning balance	$ 103	$ 113	$ 113	$ 30			$ 29	$ 30	$ 19
Additions			2	7				7
Accretion expense			2	5			2	5
Changes in estimates, including cost and timing of cash flows			(14)	11			1	9
Settlements/payments				(1)			(2)	(1)
AROs acquired in the acquisition of mineral sands business				61				58
Fresh-start adjustments									10
Ending balance	103	113	103	113			30	108	29
Current portion included in accrued liabilities	180	209	7	7	209	46	1	2	1
Noncurrent portion			$ 96	$ 106			$ 29	$ 106	$ 28

Asset Retirement Obligations - Summary of AROs by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Total AROs	$ 103	$ 113
Scenario, Previously Reported [Member]
Asset Retirement Obligation [Line Items]
Total AROs		108
Australia [Member]
Asset Retirement Obligation [Line Items]
Total AROs	59	67
Australia [Member] | Scenario, Previously Reported [Member]
Asset Retirement Obligation [Line Items]
Total AROs		62
South Africa [Member]
Asset Retirement Obligation [Line Items]
Total AROs	32	34
Botlek
Asset Retirement Obligation [Line Items]
Total AROs		11
Hamilton
Asset Retirement Obligation [Line Items]
Total AROs		1
The Netherlands [Member]
Asset Retirement Obligation [Line Items]
Total AROs	11	11
United States [Member]
Asset Retirement Obligation [Line Items]
Total AROs	$ 1	$ 1

Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 80	$ 59
Environmental Issue [Member]
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 19	$ 20

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2013	Oct. 20, 2012
Short-term Debt [Line Items]
Purchase commitments obligation 2013			$ 344		$ 67
Purchase commitments obligation 2014			318		94
Purchase commitments obligation 2015			257		36
Purchase commitments obligation 2016			7		23
Purchase commitments obligation 2017			7		23
Purchase commitments obligation thereafter			58		104
Outstanding letters of credit			55		45
Office of State Revenue Assessment						5
Accrued stamp duty			3			3
Penalty tax						2
Trades and other payables			3
Minimum rental commitments due 2013			29
Minimum rental commitments due 2014			27
Minimum rental commitments due 2015			25
Minimum rental commitments due 2016			23
Minimum rental commitments due 2017			23
Minimum rental commitments due thereafter			157
Total rental expense relating to operating lease	1	12	8	15
Disputed claims received			11
Capital cost incurred due to legal dispute agreement			1
UBS Revolver [Member]
Short-term Debt [Line Items]
Outstanding letters of credit			29		25
ABSA Revolver [Member]
Short-term Debt [Line Items]
Outstanding letters of credit					$ 17

Shareholders' Equity - Changes in Outstanding and Treasury Shares (Detail)	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member] Successor [Member]	Dec. 31, 2012 Class A common stock [Member] Successor [Member] T Bucks Employee Participation Plan [Member]	Dec. 31, 2012 Class A common stock [Member] Predecessor [Member]	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Successor [Member]	Dec. 31, 2012 Class B common stock [Member] Successor [Member] Exxaro [Member]
Beginning Balance, Shares Outstanding	51,154,280	62,103,989	75,383,455	75,383,455	62,103,989				51,154,280	51,154,280
Shares issued for share-based compensation				570,785	66,524	24,620
Shares issued for warrants exercised				690,385	81,015	9,353
Shares issued for options exercised					50,000
Ending Balance, Shares Outstanding	51,154,280	62,103,989	75,383,455		62,301,528	62,103,989			51,154,280	51,154,280	51,154,280
Shares issued in connection with the Transaction						76,644,650						49,754,280
Shares purchased by the T-Bucks Trust						(12,626,400)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares						(1,400,000)
Class A Shares purchased by Exxaro, and converted to Class B Shares											1,400,000
Shares issued for claims				25
Shares exchanged in connection with the Transaction								(76,644,650)
Tronox Incorporated shares held as treasury:
Beginning Balance, Treasury Stock Shares Held				472,565
Shares issued for share-based compensation				239,360
Shares cancelled in connection with the Transaction				(711,925)

Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended					1 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended
	May 07, 2013	Feb. 28, 2013	Feb. 19, 2013	Jan. 26, 2012	Jun. 30, 2013	Nov. 08, 2012	Jun. 26, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012 Ratio	Jun. 26, 2012 Minimum [Member] Ratio	Jun. 30, 2013 Minimum [Member]	Jun. 26, 2012 Maximum [Member] Ratio	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Series A Warrants [Member]	Jun. 30, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Jun. 30, 2013 Series A Warrants [Member]	May 07, 2013 Class A common stock [Member]	Feb. 19, 2013 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Nov. 08, 2012 Class A common stock [Member]	Jun. 26, 2012 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	May 07, 2013 Class B common stock [Member]	Feb. 19, 2013 Class B common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Nov. 08, 2012 Class B common stock [Member]	Jun. 26, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]
Class of Warrant or Right [Line Items]
Common Stock Dividends Per Share Declared																			$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Dividend declared date	May 7, 2013	Feb 19, 2013	Feb 19, 2013
Dividend paid date	May 28, 2013		Mar 20, 2013
Dividends paid					$ 0				$ 57,000,000
Cash receivable per share under warrant									$ 12.5	$ 12.5
Exercise price per share															62.13	66.65	68.56	60.39
Warrants outstanding					841,302				841,302	841,302					364,817	465,465	474,421	357,570
Term of warrants from the date of issue									7 years	7 years
Expiry date of warrants									Feb 14, 2018	Feb 14, 2018
Spit ratio approved by board										5	1	1	5	5
Additional shares issued in stock split									4															15,328,930						9,950,856
Increase in value of ordinary shares					1,000,000				1,000,000					1,000,000									1,000,000						1,000,000
Number of additional repurchased shares								17,000		12,626,400														12,626,400
Average price of additional repurchased shares								$ 120.75		$ 25.84														$ 25.84
Cost of additional repurchased shares								2,000,000		326,000,000														326,000,000
Additional shares issued on stock split				4						4
Number of shares to be purchased in tranches of warrant										1,216,216
Percentage of shares to be purchased in tranches of warrant										7.50%
Authorized repurchase of Limited voting securities percentage							10.00%
Shares purchased																								1,400,000
Common Stock Dividends Declared Amount						$ 29,000,000	$ 32,000,000

Income Taxes - Summary of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Income tax benefit (provision)	$ (1)	$ 84	$ (2)	$ 66	$ 0
Income (Loss) before Income Taxes		$ 1,060	$ (44)	$ 1,164
Effective tax rate		(8.00%)	(5.00%)	(6.00%)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Percentage Of Australian statutory rate					30.00%
Percentage of U.S statutory rate					35.00%
Income in foreign jurisdictions tax rate					35.00%
Gain on bargain purchase	$ 205			$ 1,055		$ 1,055		$ 185
Deferred income taxes as part of reorganization income					(6)	(85)		12
Tax deduction for the premium paid to the creditors								1,130
Federal tax benefit								395
State tax benefit								51
Provision for deferred income taxes								0
Valuation allowance							215	192	215
Undistributed earnings			(13)	1,112	(70)	1,198		0
Undistributed earnings of certain foreign subsidiaries								199
Tax position								1	1
Tax position, unrecognized							1	3	1
Unrecognized tax benefits for interest								4
Recognizes interest and penalties related to unrecognized tax benefits		0					(10)	0		2
Reserve for uncertain tax positions							$ 2	$ 4	$ 2

Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share From Continuing Operations (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Numerator - Basic and Diluted:
Income from Continuing Operations														$ 242	$ 1,133	$ 631		$ 5
Net Income			(1)			1,144					(46)	1,230		242	1,133	631	631	6
Add Loss attributable to noncontrolling interest			12								24		1		1
Less: Dividends declared						(32)						(32)			(61)
Undistributed earnings			(13)			1,112					(70)	1,198	0	242	1,073	631		5
Percentage allocated to ordinary shares			100.00%			99.50%					100.00%	99.50%		100.00%	99.26%	100.00%		100.00%
Undistributed earnings allocated to ordinary shares			(13)			1,106					(70)	1,192		242	1,065	631		5
Add: Dividends declared allocated to common shares						32					57	32			60
Loss available to ordinary shares			(13)								(70)
Earnings available to ordinary shares						$ 1,138						$ 1,224		$ 242	$ 1,125	$ 631		$ 5
Denominator - Basic and Diluted
Weighted-average ordinary shares			113,390								113,354
Denominator - Basic:
Basic			113,390			84,528					113,354	79,960		74,905	98,985	41,311		41,232
Add: Effect of Dilutive Securities:
Restricted stock						46						98		275	49	88		151
Warrants						2,956						2,963		2,895	2,372
Options						5								20
Denominator - Dilutive						87,535						83,021		78,095	101,406	41,399		41,383
Earnings (loss) per Share :
Basic earnings (loss) per Share	$ 15.28	$ 0.14	$ (0.11)	$ (0.82)	$ (0.03)	$ 13.46	$ 1.14	$ 0.88	$ 1.32	$ 0.89	$ (0.62)	$ 15.31		$ 3.22	$ 11.37	$ 15.28		$ 0.11
Diluted earnings (loss) per Share	$ 15.25	$ 0.13	$ (0.11)	$ (0.82)	$ (0.03)	$ 13	$ 1.1	$ 0.85	$ 1.25	$ 0.85	$ (0.62)	$ 14.74		$ 3.1	$ 11.1	$ 15.25		$ 0.11

Earnings (Loss) Per Share - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of stock options that were anti-dilutive	1,152,408	308,255	2,064,523	653,225	528,759
Average exercise price of stock options that were anti-dilutive	$ 9.54	$ 28.02	$ 20.61	$ 24.84	$ 25.16
Warrants			841,302		841,302
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			357,570
Exercise Price			$ 60.39
Class B Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			465,465
Exercise Price			$ 66.65
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of stock options that were anti-dilutive			295,607
Average exercise price of stock options that were anti-dilutive			$ 20.99

Share-Based Compensation - Additional Information (Detail)	1 Months Ended							3 Months Ended	6 Months Ended			12 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended		6 Months Ended			12 Months Ended
	Nov. 12, 2012	Oct. 26, 2012	Jun. 26, 2012 USD ($)		Jun. 06, 2012 USD ($)	Jan. 02, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 ZAR	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Jun. 30, 2013 Minimum [Member] USD ($)	Jun. 30, 2013 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2013 Restricted Stock Grants To Employees [Member] USD ($)	Jun. 30, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2011 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2012 Restricted Stock Grants To Employees [Member] USD ($)	Dec. 31, 2010 Restricted Stock Grants To Employees [Member] USD ($)	Jan. 31, 2011 Restricted Stock Grants To Employees [Member] Maximum [Member] USD ($)	Jun. 30, 2013 Restricted Stock [Member] USD ($)	Dec. 31, 2012 Restricted Stock [Member] USD ($)	Jan. 31, 2011 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2011 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2012 Restricted Stock [Member] Board Of Directors USD ($)	Dec. 31, 2010 Restricted Stock [Member] Board Of Directors USD ($)	Jun. 30, 2013 T Bucks Employee Participation Plan [Member] USD ($)	Jun. 30, 2013 T Bucks Employee Participation Plan [Member] USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan [Member] USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan [Member] ZAR	Dec. 31, 2011 T Bucks Employee Participation Plan [Member] USD ($)	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member]	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member] USD ($)	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan [Member] Class A common stock [Member] USD ($)	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Jun. 30, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member] USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member] USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Restricted Stock [Member] Board Of Directors	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Mar. 11, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member] USD ($)	Feb. 25, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member] USD ($)	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member] Successor [Member]	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member]	Jun. 30, 2012 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2011 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member] USD ($)	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member]	Mar. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member]	Dec. 31, 2011 Tronox Incorporated Management Equity Incentive Plan [Member] Successor [Member] USD ($)	Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member]	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan [Member] Restricted Stock [Member] Successor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense							$ 0	$ 1,000,000	$ 3,000,000		$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 4,000,000	$ 20,000,000	$ 6,000,000	$ 26,000,000	$ 14,000,000	$ 29,000,000	$ 1,000,000	$ 1,000,000			$ 0	$ 2,000,000	$ 0	$ 0
Unrecognized compensation expense																									48,000,000	30,000,000
Recognition of unrecognized compensation expense, weighted average period																									3 years	3 years
Number of shares, awards granted																																				12,781,225	12,781,225																					1,200,000	1,200,000
Amount funded to the trust									15,000,000	124,000,000
Capital contribution for each participant										75,000
Number of shares acquired								548,234	548,234	548,234
Compensation expense																															1,000,000	2,000,000	1,000,000
Compensation expense																															548,234	548,234	548,234	548,234						1,458,202	581,600	761,065		761,065			612,439													1,177,995
Shares granted																															$ 25.79	$ 25.79	$ 25.79							$ 20.6	$ 19.86	$ 20.62		$ 20.62																$ 22.01
LTlP plan liability								2,000,000	2,000,000			8,000,000
Number of restricted stock vested																																																													420,765	748,980
Number of shares, awards granted																																																				517,330		(517,330)	517,330
Shares, granted																																								780,640	160,835	341,755		376,495		34,740											52,915
Options granted to employees to purchase Class A Shares	711	88,233	135,895		150,000	22,330																																										8,238	1,544,872
Options vesting period												3 years
Fair market value and exercise price			$ 25.9	[1]	$ 30.45	$ 24.6																																$ 18.72	$ 20.64									$ 21.49	$ 19.09
Risk-free interest rate			0.97%	[2]	0.94%	1.97%																																										1.19%	1.04%	0.87%	1.02%
Amount of employer fund for trust																																	15,000,000	124,000,000
Capital contribution per participant																																		75,000
Shares acquired by the Trust																																	548,234	548,234

[1]	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
[2]	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

Share-Based Compensation - Restricted Stock Share Activity with Employees (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Tronox Limited Management Equity Incentive Plan [Member] | Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance	761,065
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction		420,765
Number of Shares, Awards granted	780,640	160,835	341,755
Number of Shares, Awards earned	(68,258)
Number of Shares, Awards forfeited	(15,245)
Number of Shares, Ending Balance	1,458,202	581,600	761,065
Number of Shares, Outstanding awards expected to vest	1,422,910	574,716
Beginning Balance	$ 20.62
Fair Value of Awards converted connection with the Transaction		$ 16.99
Fair Value, Awards granted	$ 20.96	$ 27.39
Fair Value, Awards earned	$ 24.18
Fair Value, Awards forfeited	$ 23.86
Fair Value, Ending Balance	$ 20.6	$ 19.86	$ 20.62
Fair Value, Outstanding awards expected to vest	$ 20.57	$ 19.77
Tronox Limited Management Equity Incentive Plan [Member] | Restricted Stock [Member] | Employees And Directors [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance		1,177,995	1,177,995
Number of Shares, Awards granted		52,915
Number of Shares, Awards earned		(810,145)
Awards converted to Tronox Limited restricted shares in connection with the Transaction		(420,765)
Beginning Balance		$ 21.48	$ 21.48
Fair Value, Awards granted		$ 24.36
Fair Value, Awards earned		$ 32.41
Awards converted to Tronox Limited restricted shares in connection with the Transaction		$ 16.99
Tronox Incorporated Management Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(517,330)	517,330
Number of Shares, Outstanding awards expected to vest		618,095
Awards converted to Tronox Limited restricted shares in connection with the Transaction	$ 24.56	$ 24.56
Successor [Member] | Tronox Limited Management Equity Incentive Plan [Member] | Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction			420,765
Number of Shares, Awards granted			376,495
Number of Shares, Awards earned			(24,620)
Number of Shares, Awards forfeited			(11,575)
Number of Shares, Ending Balance			761,065
Number of Shares, Outstanding awards expected to vest			754,162
Beginning Balance
Fair Value of Awards converted connection with the Transaction			$ 16.99
Fair Value, Awards granted			$ 24.97
Fair Value, Awards earned			$ 20.87
Fair Value, Awards forfeited			$ 29.32
Fair Value, Ending Balance			$ 20.62
Fair Value, Outstanding awards expected to vest			$ 20.57
Successor [Member] | Tronox Incorporated Management Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance		1,177,995	1,177,995
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction			(420,765)
Number of Shares, Awards granted			52,915
Number of Shares, Awards earned			(810,145)
Beginning Balance		$ 22.01	$ 22.01
Fair Value of Awards converted connection with the Transaction			$ 16.99
Fair Value, Awards granted			$ 24.36
Fair Value, Awards earned			$ 24.3
Fair Value, Ending Balance

Share-Based Compensation - Activity for Company's Options (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]		Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member]	Jun. 30, 2012 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2012 Successor [Member] Tronox Incorporated Management Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance		612,439					1,177,995
Balance at December 31, 2011				345,000			345,000
Number of Options issued		1,553,110
Number of Options converted to Tronox Limited in connection with the Transaction				(517,330)	517,330	517,330
Number of Options issued		50,000		172,330	135,895	247,904	172,330
Number of Options, Options expired		(32,822)
Number of Options, Options converted/transferred							(517,330)
Number of Options forfeited		(18,204)				(159,880)
Number of Options vested						(76,595)	(810,145)
Number of Options, Ending Balance		2,064,523			653,225	528,759
Number of Options, Outstanding awards expected to vest		1,801,008			618,095	491,416
Price, Beginning Balance		$ 24.81		$ 22			$ 22
Exercisable at June 30, 2012	165,012				7,440
Price, Options issued		$ 19.1
Options converted to Tronox Limited in connection with the Transaction				$ 24.56	$ 24.56	$ 24.56
Price, Options exercised		$ 22		$ 29.69	$ 25.9	$ 23.83	$ 29.69
Price, Options converted/transferred							$ 24.56
Price, Options expired		$ 25.65
Contractual life years, options price converted in connection with the transaction						9 years 1 month 6 days
Price, Options forfeitures		$ 20.4				$ 22.55
Price, Options vested						$ 22.25
Contractual Life Years, Options converted/transferred							9 years 7 months 2 days
Price, Ending Balance		$ 20.61			$ 24.84	$ 25.16
Contractual Life Years, Ending Balance
Price, Outstanding awards expected to vest		$ 20.2			$ 24.86	$ 25.23
Exercisable at June 30, 2013		$ 25.14			$ 24.6
Contractual life years, beginning balance			[1]				9 years 11 months 12 days
Intrinsic value, Stock options converted in connection with the transaction intrinsic value
Contractual Life Years, Options issued			[1]			9 years 7 months 13 days	9 years 10 months 13 days
Contractual life years, Options exercised			[1]
Intrinsic value, Options forfeited
Intrinsic Value, Options converted/transferred							700,000
Contractual life years, Options expired			[1]
Intrinsic value, Options vested
Contractual life years, options forfeited			[1]
Contractual life years, ending balance		9 years 5 months 16 days	[1]		9 years 8 months 5 days	9 years 4 months 17 days
Contractual life, Outstanding awards expected to vest		9 years 6 months 11 days	[1]		9 years 8 months 5 days	9 years 4 months 24 days
Contractual life years, Exercisable		8 years 10 months 10 days	[1]		9 years 6 months 7 days
Intrinsic Value, Beginning Balance			[2]				700,000
Intrinsic value, Options issued			[2]
Intrinsic value, Options exercised			[2]
Intrinsic value, Options expired			[2]
Intrinsic Value, Ending Balance		2	[2]		1,000,000
Intrinsic Value ,Outstanding awards expected to vest		2	[2]		1,000,000
Exercisable at June 30, 2012			[2]

[1]	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
[2]	Reflects aggregate intrinsic value based on the difference between the market price of the Company's shares at June 30, 2013 and the options' exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.

Share-Based Compensation - Assumptions Used in Calculating Options Granted (Detail) (USD $)	1 Months Ended
	Nov. 12, 2012	Oct. 26, 2012	Jun. 26, 2012		Jun. 06, 2012	Jan. 02, 2012	Mar. 11, 2013 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Feb. 25, 2013 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Nov. 12, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Oct. 26, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options granted	711	88,233	135,895		150,000	22,330	8,238	1,544,872
Fair market value and exercise price			$ 25.9	[1]	$ 30.45	$ 24.6	$ 21.49	$ 19.09
Risk-free interest rate			0.97%	[2]	0.94%	1.97%	1.19%	1.04%	0.87%	1.02%
Expected dividend yield			3.86%		0.00%	0.00%	4.65%	5.24%	5.34%	4.84%
Expected volatility			55.00%		55.00%	49.00%	56.00%	56.00%	56.00%	56.00%
Maturity (years)			10 years				10 years	10 years
Expected term (years)			6 years		10 years	10 years	6 years	6 years	10 years	10 years
Per-unit fair value of options granted			$ 9.43		$ 15.64	$ 14.78	$ 7.48	$ 6.28	$ 6.07	$ 7.03

[1]	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
[2]	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

Pension and Other Postretirement Healthcare Benefits - Components of Net Periodic Pension and Postretirement Healthcare Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013 Retirement Plans [Member]	Jun. 30, 2012 Retirement Plans [Member]	Jun. 30, 2013 Retirement Plans [Member]	Jun. 30, 2012 Retirement Plans [Member]	Dec. 31, 2011 Successor [Member] Retirement Plans [Member]	Dec. 31, 2012 Successor [Member] Retirement Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement healthcare plan [Member]	Dec. 31, 2012 Successor [Member] Postretirement healthcare plan [Member]	Jan. 31, 2011 Predecessor [Member] Retirement Plans [Member]	Dec. 31, 2010 Predecessor [Member] Retirement Plans [Member]	Jan. 31, 2011 Predecessor [Member] Postretirement healthcare plan [Member]	Dec. 31, 2010 Predecessor [Member] Postretirement healthcare plan [Member]
Net periodic cost:
Service cost	$ 2		$ 3	$ 1	$ 3	$ 3	$ 1	$ 1		$ 2
Interest cost	5	5	10	11	21	22		1	2	25		1
Expected return on plan assets	(5)	(4)	(10)	(10)	(20)	(21)			(2)	(30)
Net amortization - Prior service(credit)											(1)	(14)
Net amortization of actuarial loss			1						1	4
Total net periodic cost	$ 2	$ 1	$ 4	$ 2	$ 4	$ 4	$ 1	$ 2	$ 1	$ 1	$ (1)	$ (13)

Pension and Other Postretirement Healthcare Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Postretirement healthcare plan [Member]	Jun. 30, 2012 Postretirement healthcare plan [Member]	Jun. 30, 2013 Postretirement healthcare plan [Member]	Jun. 30, 2012 Postretirement healthcare plan [Member]	Dec. 31, 2012 Increase [Member]	Dec. 31, 2012 Decrease [Member]	Dec. 31, 2012 Netherlands Plan	Dec. 31, 2012 Members employed before March One 1994 [Member]	Dec. 31, 2012 Members employed After March 1 After 1994 before January 2002 [Member] Maximum [Member]	Dec. 31, 2012 Members employed After March 1 After 1994 before January 2002 [Member] Minimum [Member]	Dec. 31, 2012 Members employed on or after January1 2002 [Member]	Jan. 31, 2011 U.S. Savings Investment Plan [Member]	Dec. 31, 2011 U.S. Savings Investment Plan [Member]	Dec. 31, 2012 U.S. Savings Investment Plan [Member] Y	Dec. 30, 2010 U.S. Savings Investment Plan [Member]	Dec. 31, 2011 U.S. Savings Investment Plan [Member] First 3% of employees contribution compensation [Member] SIP 2006 [Member]	Dec. 31, 2012 U.S. Savings Investment Plan [Member] Next 3% of employees contribution compensation [Member] SIP 2010 [Member]	Jan. 31, 2011 U.S. Savings Restoration Plan [Member]	Mar. 30, 2006 U.S. Savings Restoration Plan [Member]	Dec. 31, 2011 U.S. Savings Restoration Plan [Member]	Dec. 31, 2012 U.S. Savings Restoration Plan [Member]	Dec. 31, 2010 U.S. Savings Restoration Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic cost for postretirement healthcare plans			$ 1	$ 1	$ 1	$ 1
Employee Contribution Percentage									4.00%									3.00%	3.00%		20.00%
Post-retirement and death-in-service benefits.													The South African Plan provides benefits as follows: (i) members employed before March 1, 1994 receive 100% post-retirement and death-in-service benefits, (ii) members employed on or after March 1, 1994 but before January 1, 2002 receive 2% per year of completed service subject to a maximum of 50% post-retirement and death-in-service benefits, and (iii) members employed on or after January 1, 2002 receive no post-retirement and death-in-service benefits.
Benefit Percentage of Members										100.00%	2.00%	50.00%	0.00%
U.S. qualified retirement plan underfunded	134
Projected minimum funding requirement	13
Defined Benefit Plan, discount rate	3.75%	3.75%
Defined Benefit Plan, methodology used for calculating discount rate	The 2012 rate was selected based on the results of a cash flow matching analysis, which projected the expected cash flows of the plans using a yield curves model developed from a universe of Aa-graded U.S. currency corporate bonds (obtained from Bloomberg) with at least $50 million outstanding.
Outstanding corporate bonds	50
Decrease in assumed Health care cost trend rate for future years	9.00%						1.00%	1.00%
Expected cost of benefits covered by postretirement healthcare plan gradually declined	5.00%
Increase in accumulated post retirement benefit obligation	1
Increase in aggregate service and interest cost components	1
Decrease in accumulated post retirement benefit obligation	1
Decrease in aggregate service and interest cost components	1
Matching contribution																		100.00%	50.00%
Non matching contribution														6.00%
Compensation expenses associated with matching contribution														0	2	2	1			1		1	1	1
Discretionary contribution vesting period																3
Discretionary contribution															3	4
Compensation expenses														$ 1			$ 1

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Successor [Member]	Jan. 31, 2011 Maximum [Member] Successor [Member]	Jun. 30, 2012 Parent [Member]	Jun. 30, 2013 Parent [Member]	Jun. 30, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of holding												44.40%
Payments Made for Purchasing Transition Services	$ 2		$ 4		$ 7
Percentage of holding														50.00%	50.00%	50.00%
Payments made for administrative services and product research and development activities						44	316	173	109		90		173
Reimbursement of payments made for administrative services and product research and development activities		$ 2		$ 9			$ 8	$ 9	$ 2	$ 1

Segment Information - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Exxaro [Member]
Segment Reporting Information [Line Items]
Acquisition of South African mineral sands operations, including its Namakwa and KwaZulu-Natal ("KZN") Sands mines	74.00%	74.00%	74.00%
Tiwest Joint Venture [Member]
Segment Reporting Information [Line Items]
Percentage of outstanding voting securities of Tronox Limited	50.00%	50.00%

Segment Information - Segment Reporting Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Dec. 31, 2011 Minerals Sands [Member] Successor [Member]	Dec. 31, 2012 Minerals Sands [Member] Successor [Member]	Jan. 31, 2011 Minerals Sands [Member] Predecessor [Member]	Dec. 31, 2010 Minerals Sands [Member] Predecessor [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Dec. 31, 2012 Pigment [Member]	Dec. 31, 2011 Pigment [Member] Successor [Member]	Dec. 31, 2012 Pigment [Member] Successor [Member]	Jan. 31, 2011 Pigment [Member] Predecessor [Member]	Dec. 31, 2010 Pigment [Member] Predecessor [Member]	Jun. 30, 2013 Corporate and Other [Member]	Jun. 30, 2012 Corporate and Other [Member]	Jun. 30, 2013 Corporate and Other [Member]	Jun. 30, 2012 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member] Successor [Member]	Dec. 31, 2012 Corporate and Other [Member] Successor [Member]	Jan. 31, 2011 Corporate and Other [Member] Predecessor [Member]	Dec. 31, 2010 Corporate and Other [Member] Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]
Segment Reporting Information [Line Items]
Net Sales		$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863			$ 1,543	$ 1,832	$ 108	$ 1,218	$ 312	$ 89	$ 610	$ 172	$ 160	$ 760	$ 8	$ 109	$ 304	$ 348	$ 592	$ 710		$ 1,327	$ 1,246	$ 89	$ 1,005	$ 35	$ 27	$ 62	$ 58		$ 133	$ 128	$ 14	$ 153	$ (126)	$ (35)	$ (269)	$ (77)	$ (77)	$ (302)	$ (3)	$ (49)
Income (Loss) from Operations				9			22					(10)	135			302	25	20	210	68	46	164	97	42	156	2	7	(56)	37	(124)	146		323	57	20	163	(11)	(76)	(35)	(104)		(54)	(139)	(1)	40	8	15	(15)	(4)	(9)	(49)	(1)
Interest and debt expense				(35)			(14)					(62)	(22)			(30)	(65)	(3)	(50)
Loss on extinguishment of debt												(4)
Other income (expense)				26			(3)					32	(4)			(10)	(7)	2	(8)
Gain on bargain purchase	205						1,055						1,055	185			1,055
Reorganization income (expense)		613													613			613	(145)
Income (Loss) from Continuing Operations before Income Taxes							1,060					(44)	1,164			262	1,008	632	7
Total Assets				5,847	5,511							5,847		5,511		1,657	5,511	1,448	1,098					228	3,164	221	152	1,823		1,823		1,680	1,217	1,680	987	564	1,100		1,100		725	224	725	241	382					(12)	(58)	(1)
Depreciation, depletion and amortization				73			31					146	53			79	211	4	50	49	11	98	15		125			20	16	41	31		67	71	3	40	4	4	7	7		12	15	1	10
Capital Expenditures				$ 34			$ 27					$ 79	$ 48			$ 133	$ 166	$ 6	$ 45	$ 18	$ 20	$ 49	$ 20		$ 96			$ 12	$ 3	$ 25	$ 15		$ 117	$ 39	$ 4	$ 37	$ 4	$ 4	$ 5	$ 13		$ 16	$ 31	$ 1	$ 8							$ 1

Segment Information - Segment Reporting Information of Revenue and Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Australia [Member]	Jun. 30, 2012 Australia [Member]	Jun. 30, 2013 Australia [Member]	Jun. 30, 2012 Australia [Member]	Dec. 31, 2012 Australia [Member]	Jun. 30, 2013 The Netherlands [Member]	Jun. 30, 2012 The Netherlands [Member]	Jun. 30, 2013 The Netherlands [Member]	Jun. 30, 2012 The Netherlands [Member]	Dec. 31, 2012 The Netherlands [Member]	Jun. 30, 2013 South Africa [Member]	Jun. 30, 2012 South Africa [Member]	Jun. 30, 2013 South Africa [Member]	Jun. 30, 2012 South Africa [Member]	Dec. 31, 2012 South Africa [Member]	Jun. 30, 2013 U.S. operations [Member]	Jun. 30, 2012 U.S. operations [Member]	Jun. 30, 2013 U.S. operations [Member]	Jun. 30, 2012 U.S. operations [Member]	Dec. 31, 2012 U.S. operations [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Australia [Member]	Dec. 31, 2012 Successor [Member] Australia [Member]	Dec. 31, 2011 Successor [Member] The Netherlands [Member]	Dec. 31, 2012 Successor [Member] The Netherlands [Member]	Dec. 31, 2011 Successor [Member] South Africa [Member]	Dec. 31, 2012 Successor [Member] South Africa [Member]	Dec. 31, 2012 Successor [Member] U.S. operations [Member]	Dec. 31, 2011 Successor [Member] U.S. operations [Member]	Dec. 31, 2011 Successor [Member] U.S. operations [Member]	Dec. 31, 2012 Successor [Member] U.S. operations [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Australia [Member]	Dec. 31, 2010 Predecessor [Member] Australia [Member]	Jan. 31, 2011 Predecessor [Member] The Netherlands [Member]	Dec. 31, 2010 Predecessor [Member] The Netherlands [Member]	Jan. 31, 2011 Predecessor [Member] South Africa [Member]	Dec. 31, 2010 Predecessor [Member] South Africa [Member]	Jan. 31, 2011 Predecessor [Member] U.S. operations [Member]	Dec. 31, 2010 Predecessor [Member] U.S. operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863	$ 113	$ 118	$ 221	$ 243		$ 52	$ 58	$ 117	$ 137		$ 144	$ 24	$ 254	$ 24		$ 216	$ 229	$ 403	$ 459		$ 1,543	$ 1,832											$ 108	$ 1,218
Property plant and equipment and mineral leaseholds, net			2,630	2,862							2,630		1,295		1,295		1,348	53		53		55	1,082		1,082		1,263	200		200		196
Property, plant and equipment, net and mineral leaseholds, net																																	542	2,862	304	1,348	54	55		1,263	196	184
Net Sales																																											793	843									60	692
Net Sales																																			$ 475	$ 443	$ 275	$ 248		$ 298							$ 33	$ 317	$ 15	$ 209

Segment Information - Summary of Net Assets by Segments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 5,847	$ 5,511
Mineral Sands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	2,756	3,164
Pigment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	1,823	1,680
Corporate and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	1,100	725
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 168	$ (58)

Condensed Consolidated Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Net Sales		$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863		$ 1,543	$ 1,832		$ 108		$ 1,218	$ (101)	$ (33)	$ (195)	$ (51)	$ 9	$ (153)	$ (23)	$ (299)					$ 356	$ 363	$ 668	$ 727	$ 1,207	$ 1,340	$ 111	$ 1,240	$ 270	$ 99	$ 522	$ 187	$ 327	$ 645	$ 20	$ 277
Cost of goods sold		83	230	475	543	444	304	277	242	322	310	913	581		1,104	1,568		83		996	(104)	(42)	(172)	(55)	22	(104)	(22)	(289)					339	266	642	499	856	1,057	89	1,047	240	80	443	137	226	615	16	238
Gross Margin				50			125					82	282		439	264		25		222	3	9	(23)	4	(13)	(49)	(1)	(10)					17	97	26	228	351	283	22	193	30	19	79	50	101	30	4	39
Selling, general and administrative expenses				41			103					92	147		152	239		5		59	(1)	(1)	(2)	(2)	(3)	(4)	(1)	(9)	4	38	9	38	31	58	66	99	142	115	5	56	7	8	19	12	13	30	1	12		98
Litigation/arbitration settlement															(10)																						(10)
Provision for environmental remediation and restoration, net of reimbursements															(5)					(47)																	(5)			(47)
Income (Loss) from Operations				9			22					(10)	135		302	25		20		210	4	10	(21)	6	(10)	(45)		(1)	(4)	(38)	(9)	(38)	(14)	39	(40)	129	224	168	17	184	23	11	60	38	88		3	27		(98)
Interest and debt expense				(35)			(14)					(62)	(22)		(30)	(65)		(3)		(50)									137	24	273	24	(161)	(36)	(324)	(41)	(20)	(356)	(3)	(38)	(11)	(2)	(11)	(5)	(10)	(6)		(12)		297
Other income (expense)																		615		(153)							2	121											550	(159)							63	(115)
Loss on extinguishment of debt												(4)																							(3)								(1)
Other income (expense)				26			(3)					32	(4)		(10)	(7)		2		(8)		1		38	31	432					1		13	49	11	14	(35)	(336)			13	(53)	20	(56)	(6)	(8)				(95)
Gain on bargain purchase	205						1,055						1,055	185		1,055														1,055		1,055																		1,055
Equity in earnings of subsidiary																					106	1,026	256	989					(106)	(991)	(256)	(991)		(35)		2
Equity in earnings of subsidiary																									(72)	1,142	(63)	114									72	2	63	(114)										(1,144)
Income (Loss) before Income Taxes							1,060					(44)	1,164		262	1,008		632		7	110	1,037	235	1,033	(51)	1,529	(61)	234	27	50	9	50	(162)	17	(356)	104	241	(522)	627	(127)	25	(44)	68	(23)	72	(14)	66	(100)		15
Income tax benefit (provision)				(1)			84					(2)	66	0	(20)	125		(1)		(2)								(1)	(40)	4	(78)	4	40	59	91	59	6	139	(1)	6	(1)	21	(15)	3	(26)	46		(7)		(60)
Income (Loss) from Continuing Operations															242	1,133		631		5					(51)			233									247			(121)					46			(107)
Income from discontinued operations																				1																				1
Net Income (Loss)				(1)			1,144					(46)	1,230		242	1,133		631	631	6	110	1,037	235	1,033	(51)	1,529	(61)	233	(13)	54	(69)	54	(122)	76	(265)	163	247	(383)	626	(120)	24	(23)	53	(20)	46	32	66	(107)		(45)
Income attributable to noncontrolling interest				12								24		1		1																	12		24			1
Net Income (Loss) attributable to Tronox Limited		$ 631	$ 10	$ (13)	$ (96)	$ (1)	$ 1,144	$ 86	$ 67	$ 99	$ 66	$ (70)	$ 1,230	$ 1,133	$ 242	$ 1,134	$ 242	$ 631		$ 6	$ 110	$ 1,037	$ 235	$ 1,033		$ 1,529			$ (13)	$ 54	$ (69)	$ 54	$ (134)	$ 76	$ (289)	$ 163		$ (382)			$ 24	$ (23)	$ 53	$ (20)		$ 32				$ (45)

Condensed Consolidated Statements Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Net Income (Loss):
Net Income (Loss)	$ (1)	$ 1,144	$ (46)	$ 1,230		$ 242	$ 1,133		$ 631	$ 631	$ 6	$ 110	$ 1,037	$ 235	$ 1,033	$ (51)	$ 1,529	$ (61)	$ 233	$ (13)	$ 54	$ (69)	$ 54	$ (122)	$ 76	$ (265)	$ 163	$ 247	$ (383)	$ 626	$ (120)	$ 24	$ (23)	$ 53	$ (20)	$ 46	$ 32	$ 66	$ (107)		$ (45)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	26	(201)	33		(6)	10		1		(10)				20		18								1		(1)	(130)	(2)		(3)	(82)	25	(201)	14	124	(6)	1	(7)
Amortization of actuarial gains(loss), net of taxes	(1)					(51)	(48)				3																	(37)	(47)			(1)				(14)	(1)
Amortization of prior service cost									(1)		(14)														17		20						(17)		(20)			(1)
Retirement and postretirement plans adjustments											(13)																				(9)								(4)
Deferred Tax			6	85	(12)	(4)	162		(1)		5														(3)		(3)						3		3
Other comprehensive income (loss)	(83)	26	(201)	33		(57)	(38)	(57)			(23)				20		18								(19)		(24)	(167)	(49)		(12)	(83)	45	(201)	37	110	(7)		(11)		(37)
Total comprehensive income	(84)	1,170	(247)	1,263		185	1,095		631		(17)	110	1,037	235	1,053	(51)	1,547	(61)	233	(13)	54	(69)	54	(122)	57	(265)	139	80	(432)	626	(132)	(59)	22	(148)	17	156	25	66	(118)		(45)
Comprehensive income (loss) attributable to noncontrolling interest:
Net income	12		24		1		1																	12		24			1
Foreign currency translation adjustments	(23)	10	(51)	10	(1)		(1)																	(23)	10	(51)	10		(1)
Comprehensive income (loss) attributable to noncontrolling interest	(11)	10	(27)	10																				(11)	10	(27)	10
Comprehensive income (loss) attributable to Tronox Limited	$ (73)	$ 1,160	$ (220)	$ 1,253		$ 185	$ 1,095		$ 631		$ (17)	$ 110	$ 1,037	$ 235	$ 1,053		$ 1,547			$ (13)	$ 54	$ (69)	$ 54	$ (111)	$ 47	$ (238)	$ 129		$ (432)			$ (59)	$ 22	$ (148)	$ 17		$ 25				$ (45)

Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Jun. 30, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Successor [Member]	Jun. 30, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,389	$ 716	$ 186	$ 154	$ 716	$ 154	$ 61		$ 0		$ 0	$ 0				$ 398	$ 533	$ 882	$ 82	$ 143	$ 107	$ 82	$ 104	$ 52	$ 109	$ 101	$ 43	$ 47	$ 101	$ 50	$ 9	$ 533
Investment in subsidiaries									(1,132)	(1,595)			(1,595)	(1,027)		(878)	(622)	1,553	1,760			1,760	570		457	457			457	457		(622)
Other current assets	1,265	1,457			1,457	615			(9,173)	(8,300)			(8,300)	(629)		6,285	6,047	2,048	2,181			2,181	918		2,105	1,529			1,529	326		6,047
Property, plant and equipment, net	1,309	1,423			1,423	504												729	747			747	450		580	676			676	54
Mineral leaseholds, net	1,321	1,439			1,439	38												766	796			796	38		555	643			643
Other assets	563	476			476	346										(3)	(3)	382	401			401	336		184	78			78	10		(3)
Total Assets	5,847	5,511			5,511	1,657			(10,305)	(9,895)			(9,895)	(1,656)		5,802	5,955	6,360	5,967			5,967	2,416		3,990	3,484			3,484	897		5,955	0
Current liabilities	336	467			467	281			(1,155)	(539)			(539)	(47)		473	560	842	133			133	267		176	313			313	61		560
Long-term debt	2,390	1,605			1,605	421												901	902			902	421		1,489	703			703
Other long-term liabilities	531	557			557	203			(7,947)	(7,709)			(7,709)	(574)		933	882	7,136	6,978			6,978	211		409	406			406	566		882
Total Liabilities	3,257	2,629			2,629	905			(9,102)	(8,248)			(8,248)	(621)		1,406	1,442	8,879	8,013			8,013	899		2,074	1,422			1,422	627		1,442
Total Equity	2,590	2,882	3,412	752	2,882	752		564	(1,203)	(1,647)			(1,647)			4,396	4,513	(2,519)	(2,046)			(2,046)			1,916	2,062			2,062			4,513	752
Total Shareholders' Equity	2,384	2,649			2,649	752								(1,035)									1,517							270
Total Liabilities and Equity	$ 5,847	$ 5,511			$ 5,511	$ 1,657			$ (10,305)	$ (9,895)			$ (9,895)	$ (1,656)		$ 5,802	$ 5,955	$ 6,360	$ 5,967			$ 5,967	$ 2,416		$ 3,990	$ 3,484			$ 3,484	$ 897		$ 5,955

Condensed Consolidated Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended				11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Cash Flows from Operating Activities
Net Income (Loss)	$ (46)	$ 1,230		$ 242	$ 1,133	$ 631	$ 631	$ 6	$ 235	$ 1,033	$ 1,529	$ (61)	$ 233	$ (69)	$ 54	$ (265)	$ 163	$ 247	$ (383)	$ 626	$ (120)	$ 53	$ (20)	$ 46	$ 32	$ (107)	$ (45)
Net income (loss)	(46)								235					(70)		(265)						54
Gain on bargain purchase		(1,055)	(185)		(1,055)										(1,055)												(1,055)
Reorganization items						(954)		(37)												(954)
Other	125	(222)		21	40	40		71	(235)	(1,033)	(1,529)	61	(233)	(9)	1,082	1,094	333	(36)	(18)	61	185	(725)	(604)	6	(511)	119	2,098
Cash provided by (used in) operating activities	79	(47)		263	118	(283)		77	0	0	0	0	0	(79)	81	829	496	211	(401)	(267)	65	(671)	(624)	52	(479)	12	998	0
Cash Flows from Investing Activities:
Capital expenditures	(79)	(48)		(133)	(166)	(6)		(45)				0				(31)	(40)	(125)	(89)	(6)	(38)	(48)	(8)	(8)	(77)	(7)		0
Cash paid in acquisition of mineral sands business		(1)			(1)										(1)												(1)
Proceeds from the sale of assets				1														1
Cash received in acquisition of mineral sands business		115			115										115												115
Cash provided by (used in) investing activities	(79)	66		(132)	(52)	(6)		(45)	0	0	0	0	0	0	114	(31)	(40)	(124)	(89)	(6)	(38)	(48)	(8)	(8)	(77)	(7)	114	0
Cash Flows from Financing Activities
Reductions of debt	(180)	(554)		(45)	(585)			(425)								(1)		(45)	(481)		(425)	(179)			(104)
Reductions of debt		(554)															(421)						(133)
Proceeds from borrowings	945	777		14	1,707	25		425				0						14	960	25	425	945	777		747			0
Debt issuance costs	(28)	(20)		(5)	(38)	(2)		(15)				0						(5)	(19)	(2)	(15)	(28)	(20)		(19)			0
Merger consideration		(193)			(193)										(193)												(193)
Proceeds from rights offering						185						0								185								0
Fees related to rights offering and other related debt costs								(17)													(17)
Class A ordinary share repurchases		(2)			(326)										(2)												(326)
Shares purchased for the Employee Participation Plan					(15)																				(15)
Dividends paid	(57)				(61)									(57)													(61)
Proceeds from conversion of warrants	1			1	1									1				1									1
Cash provided by (used in) financing activities	681	8		(35)	490	208		(32)	0	0	0	0	0	(56)	(195)	(1)	(421)	(35)	460	208	(32)	738	624		609		(579)	0
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(8)	5		(3)	6			(1)									1		8		(1)	(8)	4	(3)	(2)
Net Increase (Decrease) in Cash and Cash Equivalents	673	32		93	562	(81)		(1)				0		(135)		797	36	52	(22)	(65)	(6)	11	(4)	41	51	5	533	0
Cash and Cash Equivalents at Beginning of Period	716	154	154	61	154	142	142	143		0				533		82	107	52	104	117	123	101	47	9	50	20
Cash and Cash Equivalents at Beginning of Period	716								0					533		85						98
Cash and Cash Equivalents at End of Period	$ 1,389	$ 186	$ 716	$ 154	$ 716	$ 61		$ 142	$ 0	$ 0				$ 398		$ 882	$ 143	$ 104	$ 82	$ 52	$ 117	$ 109	$ 43	$ 50	$ 101	$ 25	$ 533

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2011 Maximum [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2011 United States [Member]
Significant Accounting Policies [Line Items]
Net unrealized and realized foreign currency gain	$ 2					$ 8	$ 8	$ 13
Cash and cash equivalents		1,389	186	1,389	186	154	716			50	62
Minimum useful life of intangible assets							5 years
Maximum useful life of intangible assets							20 years
Research and development costs						9	9	6	1
Income tax likelihood settlement							Greater than 50%
Income tax benefit (provision)		$ 1	$ (84)	$ 2	$ (66)		$ 0

Significant Accounting Policies - Useful Lives for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum [Member] | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Maximum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Maximum [Member] | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	20 years
Maximum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	25 years
Maximum [Member] | Furniture and fixtures [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years

Acquisition of the Mineral Sands Business - Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro (Detail) (USD $)
In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 15, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012
Current Assets:
Inventories				$ 553
Current Liabilities:
Gain on bargain purchase	205	1,055	1,055	185
Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856
Current Liabilities:
Restriction related to shares that cannot be sold				3 years
Valuation [Member]
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date				$ 137.7
Fair value of equity issued				1,370
Noncontrolling interest				291
Total				1,661
Current Assets:
Cash				115
Accounts receivable				199
Inventories				622
Prepaid and other assets				32
Total Current Assets				968
Property, plant and equipment, net				1,012
Mineral leaseholds, net				1,299
Deferred tax asset				26
Other long-term assets				19
Total Assets				3,324
Current Liabilities:
Accounts payable				93
Accrued liabilities				25
Unfavorable contracts				83
Short-term debt				76
Current deferred tax liability				28
Income taxes payable				2
Total Current Liabilities				307
Long-term debt				19
Deferred tax liability				212
Asset retirement obligations				57
Other				7
Total Liabilities				602
Net Assets				2,722
Gain on bargain purchase		1,061		1,061
Valuation [Member] | Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856
Net Adjustments To Fair Value [Member]
Business Acquisition [Line Items]
Cash paid				1
Noncontrolling interest				(58)
Total				(57)
Current Assets:
Accounts receivable				(3)
Inventories				(69)
Prepaid and other assets				(12)
Total Current Assets				(84)
Property, plant and equipment, net				(132)
Mineral leaseholds, net				158
Intangibles, net				12
Deferred tax asset				4
Total Assets				(42)
Current Liabilities:
Accounts payable				17
Unfavorable contracts				2
Short-term debt				(1)
Current deferred tax liability				(14)
Total Current Liabilities				4
Deferred tax liability				(3)
Other				20
Total Liabilities				21
Net Assets				(63)
Gain on bargain purchase				(6)
As Adjusted [Member]
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date				$ 137.7
Fair value of equity issued				1,370
Cash paid				1
Noncontrolling interest				233
Total				1,604
Current Assets:
Cash				115
Accounts receivable				196
Inventories				553
Prepaid and other assets				20
Total Current Assets				884
Property, plant and equipment, net				880
Mineral leaseholds, net				1,457
Intangibles, net				12
Deferred tax asset				30
Other long-term assets				19
Total Assets				3,282
Current Liabilities:
Accounts payable				110
Accrued liabilities				25
Unfavorable contracts				85
Short-term debt				75
Current deferred tax liability				14
Income taxes payable				2
Total Current Liabilities				311
Long-term debt				19
Deferred tax liability				209
Asset retirement obligations				57
Other				27
Total Liabilities				623
Net Assets				2,659
Gain on bargain purchase				$ 1,055
As Adjusted [Member] | Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856

Acquisition of the Mineral Sands Business - Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Common Stock Shares exchanged for ownership interest	$ 1.45
Duration of ownership transfer	10 years
South Africa
Business Acquisition [Line Items]
Discount rate	17.00%
Australia
Business Acquisition [Line Items]
Discount rate	15.50%
Class B common stock [Member]
Business Acquisition [Line Items]
Discount for marketability	15.00%

Accounts Receivable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Customer
Finance Receivable Transferred To Held For Sale [Line Items]
Company's Largest customers	10
Portion of ten largest customers in its total sales	46.00%
Number of customer accounted more than 10% of its net sales.	0

Intangible Assets, Net - Gross Cost and Accumulated Amortization of Intangible Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Acquisition of internal-use software	$ 12

Accrued Liabilities - Accrued Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Value of sales contract	$ 85

Debt - Scheduled Maturities of Company's Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount	$ 6	$ 11
Remaining Accretion	1
Term Facility [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount	$ 7	$ 7

Debt - Schedule of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2011	Jun. 30, 2013 Term Facility [Member]	Dec. 31, 2012 Term Facility [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Term Facility [Member]
Debt Instrument [Line Items]
Term Facility			$ 425	$ 700	$ 700			$ 697
Discount	(11)	(6)		(7)	(7)			(6)
Term Facility, net	$ 2,408	$ 1,615			$ 691	$ 1,615	$ 427	$ 691

Debt - Leverage Ratio (Detail) (Term Facility [Member])	12 Months Ended
Dec. 31, 2012
Term Facility [Member]
Long Term Debt Percentage Interest Rate Type [Line Items]
December 31, 2012 through December 31, 2015	3
March 31, 2016 and thereafter	2.251

Debt - Summary of Interest and Debt Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest expense payable for senior unsecured notes	$ 3
Payable amount under the terms of the company		2,390	1,605
Senior Unsecured Notes
Debt Instrument [Line Items]
Payable amount under the terms of the company	$ 350
Debt Instrument, Interest Rate During Period	9.50%

Shareholders' Equity - Changes in Outstanding and Treasury Shares (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Class A common stock [Member]	Dec. 31, 2012 Class B common stock [Member]
Shares issued During Period	4	15,328,930	9,950,856

Noncontrolling Interest - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Percentage of exchange interest additional shares	3.20%	3.20%
Exxaro [Member]
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%
Exxaro Sands [Member]
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%

Noncontrolling Interest - Reconciliation of Beginning and Ending Balances of Non-Controlling Interest (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Beginning Balance			$ 233
Fair value of noncontrolling interest on the Transaction Date					233
Net income (loss) attributable to noncontrolling interest	(12)		(24)		(1)
Effect of exchange rate changes	23	(10)	51	(10)	1
Ending Balance	$ 206		$ 206		$ 233

Income Taxes - Details Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Australia	Dec. 31, 2012 Successor [Member] Australia	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Australia	Dec. 31, 2010 Predecessor [Member] Australia	Jan. 31, 2011 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] United States	Jan. 31, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]
Schedule Of Income Taxes [Line Items]
Income Loss from Continuing Operations		$ 1,060	$ (44)	$ 1,164	$ 262	$ 1,008	$ 70	$ 1,019	$ 120	$ 10	$ 72	$ (21)	$ 632	$ 7	$ 107	$ 2	$ 497	$ (10)	$ 28	$ 15

Income Taxes - Provision for Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Tax Expense Benefit [Line Items]
Current, Australian		$ (1)	$ (28)		$ (6)
Deferred, Australian		(4)	124	(1)	5
Current, U.S. Federal & State	51		(9)
Deferred, U.S. Federal & State
Current, Other		(14)			(1)
Deferred, Other		(1)	38
Total benefit/(provision) from continuing operations		$ (20)	$ 125	$ (1)	$ (2)

Income Taxes - Summary of Statutory Income Tax Rates (Detail)	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory tax rate		35.00%		35.00%	30.00%	35.00%	35.00%
Tax rate differences				(5.00%)	(6.00%)		93.00%
Foreign exchange		30.00%					39.00%
Disallowable expenditures				7.00%	(1.00%)		166.00%
Foreign interest disallowance				2.00%			61.00%
Gain on bargain purchase (net of tax)					(31.00%)
Resetting of tax basis to market value					(7.00%)
Permanent adjustment for fresh start (net of tax)						(29.00%)
Prior year accruals				(1.00%)			23.00%
Change in uncertain tax positions				(6.00%)			54.00%
U.S. state income taxes				2.00%			(15.00%)
Valuation allowances				(25.00%)	(1.00%)	(1.00%)	(427.00%)
Withholding taxes					2.00%
Other, net				(1.00%)	2.00%	(5.00%)	1.00%
Effective tax rate	(8.00%)	(5.00%)	(6.00%)	8.00%	(12.00%)	0.00%	30.00%

Income Taxes - Summary of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Valuation allowance associated with deferred tax assets		$ 192	$ 215
Balance sheet classifications:
Deferred tax liability-long-term	(209)	(222)
Successor [Member]
Deferred tax assets:
Net operating loss and other carryforwards		664	495
Property, plant and equipment		197	6
Reserves for environmental remediation and restoration		31	6
Obligations for pension and other employee benefits		79	57
Investments		31	34
Grantor trusts		109	123
Inventory		2	4
Interest		24
Other accrued liabilities		50	16
Long-term notes payable		52
Unrealized foreign exchange losses		10	1
Other		8	1
Total deferred tax assets		1,257	743
Valuation allowance associated with deferred tax assets		(753)	(561)
Net deferred tax assets		504	182
Deferred tax liabilities:
Property, plant and equipment		(386)	(67)
Intangibles		(110)	(118)
Inventory		(22)	(1)
Other		(8)	(2)
Total deferred tax liabilities		(526)	(188)
Net deferred tax asset (liability)		(22)	(6)
Balance sheet classifications:
Deferred tax assets-current		114	4
Deferred tax assets-long-term		91	9
Deferred tax liability-current		(5)
Deferred tax liability-long-term		(222)	(19)
Net deferred tax asset (liability)		$ (22)	$ (6)

Income Taxes - Schedule of Tax Loss Carry Forwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
2013	$ 22
2014	52
2015	31
2016	17
2017	3
Thereafter	3,232
Total tax losses	3,357
Australia
Tax Credit Carryforward [Line Items]
Thereafter	253
Total tax losses	253
U S Federal [Member]
Tax Credit Carryforward [Line Items]
Thereafter	1,226
Total tax losses	1,226
United States
Tax Credit Carryforward [Line Items]
2016	11
Thereafter	1,431
Total tax losses	1,442
Other [Member]
Tax Credit Carryforward [Line Items]
2013	22
2014	52
2015	31
2016	6
2017	3
Thereafter	322
Total tax losses	$ 436

Income Taxes - Summary Showing Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at January 1		$ 2	$ 13	$ 13
Additions for tax positions related to prior year		2
Additions for tax positions related to the current year	1
Decrease due to settlements	(3)
Decrease due to lapse of applicable statute of limitations	(9)
Balance at December 31		$ 4	$ 13	$ 13

Share-Based Compensation - Equity-settled share-based payment plan (Detail) (T Bucks Employee Participation Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
T Bucks Employee Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance		548,234
Shares acquired by the Trust	548,234
Number of Shares, Ending Balance	548,234	548,234
Outstanding awards expected to vest	548,234
Beginning Balance		$ 25.79
Shares acquired by the Trust	$ 25.79
Fair Value, Ending Balance	$ 25.79	$ 25.79
Outstanding awards expected to vest	$ 25.79

Share-Based Compensation - Information about Restricted Stock Award Stock and Performance Award and Stock Option Activity (Detail) (Tronox Incorporated Management Equity Incentive Plan [Member], USD $)
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Restricted Stock Awards & Stock Opportunity Grants	Jan. 31, 2011 Predecessor [Member] Performance Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance							148,053	2,689,150
Number of Shares, Awards vested/cancelled							(148,053)	(2,689,150)
Number of Shares, Ending Balance
Intrinsic Value, Beginning Balance			$ 1,000,000			$ 9.54
Intrinsic Value, Awards vested/cancelled
Intrinsic Value, Ending Balance			$ 1,000,000
Contractual life years, awards vested/cancelled					0 years
Contractual life years, beginning balance					0 years	5 years 3 months 22 days
Price, Beginning Balance		$ 22	$ 24.84			$ 9.54
Price, Awards vested/cancelled
Price, Ending Balance		$ 22	$ 24.84
Balance at December 31, 2011		345,000	653,225			1,152,408
Number of Shares, awards vested/cancelled						(1,152,408)
Number of Options, Ending Balance		345,000	653,225
Beginning Balance						$ 4.92
Fair value, awards vested/cancelled
Fair Value, Ending Balance

Pension and Other Postretirement Healthcare Benefits - Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Retirement Plans [Member] Successor [Member]	Dec. 31, 2011 Retirement Plans [Member] Successor [Member]	Dec. 31, 2012 Retirement Plans [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2011 Retirement Plans [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2012 Retirement Plans [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2011 Retirement Plans [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member]	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member]	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member] Change In Plan Assets
Change in benefit obligations:
Benefit obligation, beginning of year										$ 483	$ 481					$ 9	$ 9
Service cost										3	3					1
Interest cost										22	23					1
Net actuarial (gains) losses										78	20					2	1
Foreign currency rate changes										2	(3)
Contributions by plan participants										1	1	1	1			1	1	1	1
Acquired in the Transaction																6
Special termination benefits											1
Termination of the nonqualified benefits restoration plan											(9)
Benefits paid										(29)	(32)	(29)	(32)			(2)	(2)	(2)	(2)
Administrative expenses										(3)	(2)
Benefit obligation, end of year										557	483					18	9
Change in plan assets:
Beginning Balance												350	372
Actual return on plan assets												47	7
Employer contributions												30	7					1	1
Participant contributions										1	1	1	1			1	1	1	1
Foreign currency rate changes												2	(3)
Benefits paid										(29)	(32)	(29)	(32)			(2)	(2)	(2)	(2)
Administrative expenses												(3)	(2)
Ending Balance												398	350
Net over (under) funded status of plans												(159)	(133)					(18)	(9)
Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset									1
Current accrued benefit liability														(1)	(1)
Noncurrent accrued benefit liability								(159)	(134)					(17)	(8)
Total Current Liabilities	(336)		(336)		(467)	(281)	(467)	(159)	(133)					(18)	(9)
Accumulated other comprehensive loss	245		245		95	57	95	94	50					5	1
Total	$ (3,257)		$ (3,257)		$ (2,629)	$ (905)	$ (2,629)	$ (65)	$ (83)					$ (13)	$ (8)

Pension and Other Postretirement Healthcare Benefits - Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012
The Netherlands Retirement Plan
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	$ 4
U. S. qualified retirement plan [Member]
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	6
U.S.postretirement healthcare plan [Member]
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Estimated future employer contribution	$ 1

Pension and Other Postretirement Healthcare Benefits - Accumulated Benefit Obligations and Projected Benefit Obligations (Detail) (Successor [Member], Fund Postretirement Benefit, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 420	$ 392
Projected benefit obligation	(420)	(393)
Market value of plan assets	286	259
Funded status - (under)/over funded	(134)	(134)
The Netherlands Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	117	79
Projected benefit obligation	(137)	(90)
Market value of plan assets	112	91
Funded status - (under)/over funded	$ (25)	$ 1

Pension and Other Postretirement Healthcare Benefits - Summary of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 29
2014	28
2015	27
2016	27
2017	27
2018- 2022	131
Retirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	32
2014	31
2015	31
2016	30
2017	31
2018- 2022	153
Postretirement healthcare plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	1
2014	1
2015	1
2016	1
2017	1
2018- 2022	$ 6

Pension and Other Postretirement Healthcare Benefits - Summary of Expected Benefit Payments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2013	$ 29
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2014	28
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2015	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2016	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2017	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2018 through 2022	$ 131

Pension and Other Postretirement Healthcare - Summary of Pretax Amounts That are Expected to Reclassify (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss	$ 2
Unrecognized prior service cost (credit)
Postretirement healthcare plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss
Unrecognized prior service cost (credit)

Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Net Periodic Cost (Detail) (Net Periodic Plan Cost)	12 Months Ended
	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] International	Dec. 31, 2011 Successor [Member] International	Dec. 31, 2010 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	6.44%	5.25%	5.25%	7.50%	5.75%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%

Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Actuarial Present Value (Detail) (Schedule Of Defined Net Periodic Benefit Cost [Member])	12 Months Ended
	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] International	Dec. 31, 2011 Successor [Member] International	Dec. 31, 2010 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	4.50%	3.50%	5.25%	5.00%	5.00%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%

Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Actuarial Present Value (Parenthetical) (Detail) (South Africa)	12 Months Ended
Dec. 31, 2012
South Africa
Defined Benefit Plan Disclosure [Line Items]
Discount rate on the South African Plan	9.45%

Pension and Other Postretirement Healthcare Benefits - Asset categories and associated asset allocations for the Company's funded retirement plans (Detail) (Successor [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
United States | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	38.00%	57.00%
Target	38.00%	45.00%
United States | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	61.00%	40.00%
Target	62.00%	55.00%
United States | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	1.00%	3.00%
The Netherlands Retirement Plan
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
The Netherlands Retirement Plan | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	41.00%	40.00%
Target	40.00%	25.00%
The Netherlands Retirement Plan | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	53.00%	51.00%
Target	55.00%	58.00%
The Netherlands Retirement Plan | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	6.00%
Target	5.00%	7.00%
The Netherlands Retirement Plan | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual		9.00%
Target		10.00%

Pension and Other Postretirement Healthcare Benefits - Summary of Fair Value of Pension Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 U.S. Level 3 Assets	Dec. 31, 2010 U.S. Level 3 Assets	Dec. 31, 2012 U.S. Pension	Dec. 31, 2011 U.S. Pension	Dec. 31, 2012 U.S. Pension Corporate	Dec. 31, 2011 U.S. Pension Corporate	Dec. 31, 2012 U.S. Pension Government	Dec. 31, 2011 U.S. Pension Government	Dec. 31, 2012 U.S. Pension Mortgages	Dec. 31, 2011 U.S. Pension Mortgages	Dec. 31, 2012 U.S. Pension International Commingled Fixed Income Funds	Dec. 31, 2011 U.S. Pension International Commingled Fixed Income Funds	Dec. 31, 2012 U.S. Pension Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension U S Mutual Funds [Member]	Dec. 31, 2011 U.S. Pension Asset backed [Member]	Dec. 31, 2012 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) Government	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) Government	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) U S Mutual Funds [Member]	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Corporate	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Corporate	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Government	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Government	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Mortgages	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Mortgages	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] International Commingled Fixed Income Funds	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] International Commingled Fixed Income Funds	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Asset backed [Member]	Dec. 31, 2012 U.S. Pension Commingled Equity Fund	Dec. 31, 2012 U.S. Pension Commingled Equity Fund Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 U.S. Pension Equity securities	Dec. 31, 2011 U.S. Pension Equity securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan	Dec. 31, 2011 Netherlands Plan	Dec. 31, 2012 Netherlands Plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Equity securities	Dec. 31, 2011 Netherlands Plan Equity securities	Dec. 31, 2012 Netherlands Plan Equity securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Equity securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Equity securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Equity securities U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Debt securities	Dec. 31, 2011 Netherlands Plan Debt securities	Dec. 31, 2012 Netherlands Plan Debt securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Debt securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Debt securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Debt securities U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents U.S. Level 3 Assets	Dec. 31, 2011 Netherlands Plan Real estate	Dec. 31, 2011 Netherlands Plan Real estate Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair values of pension investments				$ 259	$ 8	$ 13	$ 12	$ 11	$ 16	$ 24	$ 137	$ 3	$ 3	$ 8	$ 52	$ 1		$ 209	$ 11	$ 10	$ 52		$ 50	$ 8	$ 13	$ 1	$ 1	$ 16	$ 24	$ 137	$ 3	$ 3	$ 8	$ 1	$ 110	$ 110	$ 147	$ 147
Fair Value measurement of Non-US Pooled Funds		$ 22	$ 286														$ 11					$ 275																	$ 112	$ 91		$ 112	$ 91		$ 46	$ 37		$ 46	$ 37		$ 60	$ 46		$ 60	$ 46		$ 6		$ 6		$ 8	$ 8

Pension and Other Postretirement Healthcare Benefits - Schedule of Changes in Fair value of Level 3 plan assets (Detail) (U.S. Level 3 Assets, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning Balance	$ 22
Transfers to Level 2	(22)
Ending Balance
International Comingled Funds US Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning Balance	22
Transfers to Level 2	(22)
Ending Balance

Cash Flows Statement Data - Other Noncash Items Included in Reconciliation of Net Income to Net Cash Flows from Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Accrued transfer taxes				$ 37
Amortization of fair value inventory step-up				152
Other net adjustments			(7)	12	5
Total	$ (2)	$ 60	$ (7)	$ 201	$ 5

Emergence from Chapter 11 - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Reorganization [Line Items]
Total funded exit		$ 470
Proceeds from rights offering		185
Percentage of pro rata share		50.90%
Aggregate percentage of rights offering		49.10%
Percentage of combined purchase of pro rata		7.50%
Reorganization income	613		613
Reorganization expense	$ 145		$ 145

Quarterly Results of Operations (Unaudited) - Summary of Quarterly Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Net Sales	$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863
Cost of goods sold	(83)	(230)	(475)	(543)	(444)	(304)	(277)	(242)	(322)	(310)	(913)	(581)
Gross margin	25	37		(61)	43	125	157	141	143	118
Net income (loss)	$ 631	$ 10	$ (13)	$ (96)	$ (1)	$ 1,144	$ 86	$ 67	$ 99	$ 66	$ (70)	$ 1,230	$ 1,133
Basic	$ 15.28	$ 0.14	$ (0.11)	$ (0.82)	$ (0.03)	$ 13.46	$ 1.14	$ 0.88	$ 1.32	$ 0.89	$ (0.62)	$ 15.31
Diluted	$ 15.25	$ 0.13	$ (0.11)	$ (0.82)	$ (0.03)	$ 13	$ 1.1	$ 0.85	$ 1.25	$ 0.85	$ (0.62)	$ 14.74

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 19, 2013 Subsequent Event [Member]	Dec. 31, 2012 Chief Financial Officer [Member] Subsequent Event [Member]	May 07, 2013 Class A common stock [Member]	Feb. 19, 2013 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Nov. 08, 2012 Class A common stock [Member]	Jun. 26, 2012 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member] Subsequent Event [Member]	May 07, 2013 Class B common stock [Member]	Feb. 19, 2013 Class B common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Nov. 08, 2012 Class B common stock [Member]	Jun. 26, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared, record date for shareholders	Feb 19, 2013							Mar 20, 2013						Mar 20, 2013
Common Stock Dividends Per Share Declared			$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Resignation Date of Daniel D Greenwell Chief executive officer		Mar 31, 2013